UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22656
American Funds Portfolio Series
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Gregory F. Niland
5300 Robin Hood Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class A
| PGGAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class C
| GGPCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 55	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class T
| TPGGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.11% *
*Annualized.
Key fund sta
tistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class F-1
| PGGFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
c
os
ts for the last six months?
(based
on
a hy
pot
hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of addi
ti
onal
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class F-2
| PGWFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.12% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio hold
in
gs by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class F-3
| PGXFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 in
ve
stment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 0 *	0.01% †
*
Amount less than $1.
†
Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-A
| CPGAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by co
nta
cting us at (800) 421-4225.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 19	0.39% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-C
| CPGCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six
months
?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 56	1.14% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio hol
di
ngs by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-E
| CGGEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 31	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-T
| TGPPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 7	0.15% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with mu
ltiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-F-1
| CGGFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 9	0.18% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-F-2
| FGGPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 6	0.13% *
*Annualized.
Key
fund statistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-F-3
| FGPPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 3	0.06% *
*Annualized.
Key
fund statistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class ABLE-A
| CGGGX
for the six
months ended
April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 13	0.26% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZSRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class ABLE-F-2
| CGHGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for
the
last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ASRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-1
| RGGAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 52	1.05% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-2
| RGGBX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for
the last six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 54	1.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-2E
| REBGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 41	0.82% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-3
| RGLCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 32	0.65% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of add
itio
nal information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-4
| RGGEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio hol
di
ngs by fund type
(per
cent
of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-5E
| RGTFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 7	0.15% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of ad
ditio
nal information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-5
| RGGFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were th
e fun
d costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-6
| RGGGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last six
months
?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 0 *	0.01% †
*
Amount less than $1.
†
Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 5,902
Total number of portfolio holdings	8
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-055-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class A
| GWPAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class C
| GWPCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.10% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class T
| TGGPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class F-1
| GWPFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class F-2
| GWPEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class F-3
| GWPDX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 0 *	0.01% †
*
Amount less than $1.
†
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-A
| CGPAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 19	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-C
| CGPCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 57	1.15% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-E
| CGPEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 31	0.62% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-T
| TPGTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 7	0.15% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-F-1
| CGPFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs for
the
last six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 9	0.18% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-F-2
| FGPGX
for
the six months
ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 6	0.12% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-F-3
| FPGGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class ABLE-A
| CGQGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for the last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 12	0.25% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZSRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class ABLE-F-2
| CGRGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six months
?
(
based on a hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 2	0.05% *
*Annualized.
Key
fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ASRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-1
| RGWAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based
on
a
hypothetical
$10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 54	1.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-2
| RGWBX
for the six months ended
April
30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 54	1.10% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-2E
| RBGEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 40	0.82% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-3
| RGPCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 32	0.65% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-4
| RGWEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 17	0.34% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-5E
| RGSFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six
months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 7	0.15% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-5
| RGWFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-6
| RGWGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 0 *	0.01% †
*
Amount
less
than $1.
†
Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	7
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-053-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class A
| GAIOX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.33% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class C
|
GAITX
 for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 53	1.07% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class T
| TGXIX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 3	0.06% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class F-1
| GAIFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six
months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 18	0.37% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class F-2
| GAIEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were
the
fund costs
for
the last
six
m
onth
s?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.11% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class F-3
| GAIHX
for
the
six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six
m
o
nths?
(based
on
a hyp
otheti
cal $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 0 *	0.01% †
*
Amount less than $1.
†
Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-A
| CGNAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the f
und
costs for
the
last
six
mon
ths?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 18	0.36% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-C
| CGNCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were
the
fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 55	1.11% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-E
| CGNEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 30	0.60% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-T
| TGGGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 6	0.12% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-F-1
| CGNFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 8	0.17% *
*Ann
ua
lized.
Key fund
statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-F-2
| FGGIX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund c
os
ts for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 5	0.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-F-3
| FGIIX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six
mont
hs?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class ABLE-A
| CGNGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six m
o
nths?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 12	0.24% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZSRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class ABLE-F-2
| CGLGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
co
sts for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ASRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-1
| RGNAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the l
a
st six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 54	1.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-2
| RGNBX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six m
on
ths?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 54	1.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-2E
| RBEGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund c
osts
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 40	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-3
| RAICX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fu
n
d costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 32	0.65% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-4
| RGNEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the f
un
d costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 17	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-5E
| RGQFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What w
ere
the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 7	0.15% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-5
| RGNFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fun
d costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-6
| RGNGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the f
und
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 0 *	0.01% †
*
Amount less than $1.
†
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,542
Total number of portfolio holdings	11
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-051-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class A
| BLPAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What w
e
re the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class C
| BLPCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund c
os
ts for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 53	1.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class T
| TBBPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund c
ost
s for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 2	0.05% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class F-1
| BLPFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fun
d costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class F-2
| BLPEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the f
und
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class F-3
| BLPDX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund c
ost
s for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 0 *	0.01% †
*
Amount less than $1.
†
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-A
| CBAAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fu
nd
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 17	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-C
| CBPCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fun
d costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 55	1.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-E
| CBAEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fu
nd
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 29	0.59% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-T
| TBPBX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 5	0.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-F-1
| CBAFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund c
ost
s for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 8	0.17% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-F-2
| FBBPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fu
n
d costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-F-3
| FPPBX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 3	0.06% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class ABLE-A
| CBAGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six
months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 12	0.25% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZSRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class ABLE-F-2
| CBBGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 1	0.03% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ASRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-1
| RBAAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 53	1.07% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-2
| RBABX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 55	1.10% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-2E
| RBBEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 40	0.81% *
*Annualized.
Key f
und
statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additio
nal i
nformation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-3
| RBACX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 32	0.65% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-4
| RBAEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 17	0.35% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-5E
| RGPFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 7	0.15% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-5
| RBAFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio
holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-6
| RBAGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 0 *	0.01% †
*
Amount less than $1.
†
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,260
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio
holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-050-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class A
| INPAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio
holdings
by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class C
| INPCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for
the last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 53	1.05% *
*Annualized.
Key fund
statisti
cs
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additio
nal in
formation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class T
| TTPPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 3	0.05% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availabil
ity of
additio
nal i
nformation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class F-1
| INPFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for
the last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of ad
ditio
nal information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareh
older d
ocuments will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class F-2
| INPEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for
the
last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Avai
labilit
y of add
itiona
l information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class F-3
| INPDX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for
the last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availa
bilit
y of addition
al info
rmation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-A
| CIPAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs for the
last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 17	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-C
| CIPCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for
the last
six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 55	1.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-E
| CIPEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs for the
last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 30	0.59% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-T
| TPTPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 5	0.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-F-1
| CIPFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 9	0.17% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-F-2
| FTPPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund costs
for
the last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 6	0.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-F-3
| FPTPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs for
the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class ABLE-A
| CIPGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs for
the
last six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 12	0.23% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZSRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class ABLE-F-2
| CIQGX
for the
six months
ended
April
30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ASRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-1
| RNCAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs for
the last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 54	1.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-2
| RINBX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for the
last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 55	1.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-2E
| RNBEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs for
the last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 40	0.80% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-3
| RNCCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund costs
for
the last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.65% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-4
| RINEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for the
last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-5E
| RGOFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-5
| RINFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund costs for the last
six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-6
| RINGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,060
Total number of portfolio holdings	9
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-047-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class A
| TAIAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,255
Total number of portfolio holdings	8
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-046-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class C
| TAICX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at

capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 52	1.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,255
Total number of portfolio holdings	8
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-046-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class T
| TATAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 1	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,255
Total number of portfolio holdings	8
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-046-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class F-1
| TAIFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,255
Total number of portfolio holdings	8
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-046-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class F-2
| TXIFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.12% *

*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,255
Total number of portfolio holdings	8
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-046-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class F-3
| TYIFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last six
months
?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 0 *	0.01% †
*
Amount less than $1.
†
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,255
Total number of portfolio holdings	8
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-046-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class A
| PPVAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class C
| PPVCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 55	1.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class T
| TPPPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class F-1
| PPVFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class F-2
| PPEFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class F-3
| PPFFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs for
the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-A
| CPPAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 19	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-C
| CPPCX
for the
six months
ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 57	1.14% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-E
| CPPEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 30	0.60% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-T
| TPAPX
for the six months ended
April
30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six months
?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 8	0.15% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-F-1
|
CPPFX
for the
six months
ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six months
?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 11	0.21% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-F-2
| FPPPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 6	0.12% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-F-3
| FFPPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last six
months?
(
based on a hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class ABLE-A
| CPPGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 13	0.25% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZSRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class ABLE-F-2
| CPQGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs for
the
last six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ASRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-1
| RPPVX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What
were
the fund
costs
for the last six months?
(
based on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 54	1.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(
percent
of
net
assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-2
| RPPBX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What
were
the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 53	1.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent
of
net
assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-2E
| RPBEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were
the
fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.83% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of
net
assets
)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-3
| RPPCX
for the six
months ended
April 30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last six months
?
(based
on
a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of
net
assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-4
| RPPEX
for the six months
ended
April 30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
six months?
(
based
on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent
of
net
assets
)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-5E
| RGMFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What
were
the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 9	0.17% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(
percent
of
net
assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-5
| RPPFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were
the
fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 4	0.07% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent
of
net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-6
| RPPGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225.
What were the
fund
costs for the last six months?
(
based on
a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,878
Total number of portfolio holdings	2
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-045-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class A
| TEPAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.35% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 392
Total number of portfolio holdings	4
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of
net
assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-044-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class C
| TEPCX
for the six months ended April 30, 2025
This semi-annual
shareholder
report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were
the
fund
costs
for the last six months?
(
based
on
a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 52	1.05% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 392
Total number of portfolio holdings	4
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-044-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class T
| TTEPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 2	0.04% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 392
Total number of portfolio holdings	4
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-044-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class F-1
| TEPFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were
the
fund
costs
for the last
six
months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 392
Total number of portfolio holdings	4
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-044-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class F-2
| TXEFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
.
You
can also request this information by contacting us at
(800) 421-4225
.
What
were
the
fund
costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 392
Total number of portfolio holdings	4
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
Availability
of
additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-044-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class F-3
| TYEFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What
were
the
fund costs for
the
last
six
months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 0 *	0.01% †
*
Amount less than $1.
†
Annualized
.
Key fund statistics
Fund net assets (in millions)	$ 392
Total number of portfolio holdings	4
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-044-0625 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Portfolio Series
Financial Statements and Other Information N-CSR Items 7-11
for the six months ended April 30, 2025
Lit. No. MFGEFP2-900-0625 © 2025 Capital Group. All rights reserved.

American Funds Global Growth Portfoliounaudited
Investment portfolio April 30, 2025

Growth funds 85%	Shares	Value (000)
New Perspective Fund, Class R-6	19,210,817	$1,198,371
The Growth Fund of America, Class R-6	12,189,468	866,915
The New Economy Fund, Class R-6	14,708,288	864,112
SMALLCAP World Fund, Inc., Class R-6	12,898,361	861,353
EuroPacific Growth Fund, Class R-6	8,578,372	486,479
New World Fund, Inc., Class R-6	5,329,153	425,639
American Funds Global Insight Fund, Class R-6	12,850,098	308,274
		5,011,143
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	13,959,059	892,403
Total investment securities 100% (cost: $4,682,003,000)		5,903,546
Other assets less liabilities 0%		(1,431)
Net assets 100%		$5,902,115
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85%
New Perspective Fund, Class R-6	$1,230,277	$63,990	$58,071	$9,070	$(46,895)	$1,198,371	$10,812	$53,215
The Growth Fund of America, Class R-6	924,142	80,074	63,600	19,210	(92,911)	866,915	6,210	72,896
The New Economy Fund, Class R-6	924,171	82,358	40,779	2,431	(104,069)	864,112	1,226	81,131
SMALLCAP World Fund, Inc., Class R-6	914,065	11,348	4,613	(1,048)	(58,399)	861,353	8,552	—
EuroPacific Growth Fund, Class R-6	478,132	23,285	6,104	(192)	(8,642)	486,479	5,021	14,899
New World Fund, Inc., Class R-6	422,369	16,252	1,310	(60)	(11,612)	425,639	5,118	11,134
American Funds Global Insight Fund, Class R-6	304,776	3,811	2,541	(198)	2,426	308,274	3,811	—
						5,011,143
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	924,171	62,760	45,619	1,782	(50,691)	892,403	9,317	53,444
Total 100%				$30,995	$(370,793)	$5,903,546	$50,067	$286,719

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

1	American Funds Portfolio Series

American Funds Growth Portfoliounaudited
Investment portfolio April 30, 2025

Growth funds 80%	Shares	Value (000)
The Growth Fund of America, Class R-6	70,270,157	$4,997,614
New Perspective Fund, Class R-6	48,558,775	3,029,096
SMALLCAP World Fund, Inc., Class R-6	44,968,751	3,003,013
AMCAP Fund, Class R-6	71,275,133	2,961,482
The New Economy Fund, Class R-6	33,414,454	1,963,099
		15,954,304
Growth-and-income funds 20%
The Investment Company of America, Class R-6	35,726,773	1,992,482
Fundamental Investors, Class R-6	25,211,435	1,980,106
		3,972,588
Total investment securities 100% (cost: $16,570,276,000)		19,926,892
Other assets less liabilities 0%		(4,857)
Net assets 100%		$19,922,035
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
The Growth Fund of America, Class R-6	$5,001,037	$475,859	$46,193	$2,716	$(435,805)	$4,997,614	$35,039	$411,307
New Perspective Fund, Class R-6	2,931,535	218,787	22,308	(1,939)	(96,979)	3,029,096	26,452	130,645
SMALLCAP World Fund, Inc., Class R-6	2,920,153	291,402	2,444	(372)	(205,726)	3,003,013	28,201	—
AMCAP Fund, Class R-6	2,957,865	238,457	—	—	(234,840)	2,961,482	18,680	166,289
The New Economy Fund, Class R-6	1,994,394	195,843	—	—	(227,138)	1,963,099	2,688	177,848
						15,954,304
Growth-and-income funds 20%
The Investment Company of America, Class R-6	1,997,511	162,868	5,859	(199)	(161,839)	1,992,482	13,767	149,102
Fundamental Investors, Class R-6	1,986,570	151,498	—	—	(157,962)	1,980,106	16,963	134,535
						3,972,588
Total 100%				$206	$(1,520,289)	$19,926,892	$141,790	$1,169,726

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Portfolio Series	2

American Funds Growth and Income Portfoliounaudited
Investment portfolio April 30, 2025

Growth funds 20%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	21,460,182	$1,433,111
The Growth Fund of America, Class R-6	18,085,270	1,286,224
American Funds Global Insight Fund, Class R-6	38,449,689	922,408
		3,641,743
Growth-and-income funds 45%
The Investment Company of America, Class R-6	65,572,421	3,656,974
Capital World Growth and Income Fund, Class R-6	43,605,992	2,787,731
Washington Mutual Investors Fund, Class R-6	30,555,726	1,861,455
		8,306,160
Equity-income funds 10%
Capital Income Builder, Class R-6	26,141,786	1,888,744
Balanced funds 10%
American Balanced Fund, Class R-6	54,751,743	1,865,392
Fixed income funds 15%
American Funds Strategic Bond Fund, Class R-6	101,977,878	954,513
The Bond Fund of America, Class R-6	84,051,809	953,147
American Funds Multi-Sector Income Fund, Class R-6	100,999,969	936,270
		2,843,930
Total investment securities 100% (cost: $15,413,601,000)		18,545,969
Other assets less liabilities 0%		(4,351)
Net assets 100%		$18,541,618

3	American Funds Portfolio Series

American Funds Growth and Income Portfolio (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 20%
SMALLCAP World Fund, Inc., Class R-6	$1,446,613	$83,791	$—	$—	$(97,293)	$1,433,111	$13,609	$—
The Growth Fund of America, Class R-6	1,311,023	116,510	28,787	4,432	(116,954)	1,286,224	9,146	107,364
American Funds Global Insight Fund, Class R-6	898,681	16,568	—	—	7,159	922,408	11,239	—
						3,641,743
Growth-and-income funds 45%
The Investment Company of America, Class R-6	3,712,325	306,197	65,046	5,423	(301,925)	3,656,974	25,328	276,256
Capital World Growth and Income Fund, Class R-6	2,734,187	199,920	—	—	(146,376)	2,787,731	28,041	158,855
Washington Mutual Investors Fund, Class R-6	1,861,320	91,121	11,145	1,148	(80,989)	1,861,455	16,428	74,693
						8,306,160
Equity-income funds 10%
Capital Income Builder, Class R-6	1,834,965	104,027	49,927	(589)	268	1,888,744	40,059	42,538
Balanced funds 10%
American Balanced Fund, Class R-6	1,850,323	119,095	4,779	(88)	(99,159)	1,865,392	29,027	90,069
Fixed income funds 15%
American Funds Strategic Bond Fund, Class R-6[2]	908,913	46,604	35,377	(3,366)	37,739	954,513	(213)	—
The Bond Fund of America, Class R-6	911,660	42,439	6,148	(37)	5,233	953,147	21,115	—
American Funds Multi-Sector Income Fund, Class R-6	913,811	37,491	—	—	(15,032)	936,270	30,033	—
						2,843,930
Total 100%				$6,923	$(807,329)	$18,545,969	$223,812	$749,775

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Portfolio Series	4

American Funds Moderate Growth and Income Portfoliounaudited
Investment portfolio April 30, 2025

Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	11,581,619	$722,461
SMALLCAP World Fund, Inc., Class R-6	10,505,080	701,529
		1,423,990
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	35,006,751	2,132,611
Capital World Growth and Income Fund, Class R-6	22,453,455	1,435,450
		3,568,061
Equity-income funds 10%
The Income Fund of America, Class R-6	56,630,239	1,433,878
Balanced funds 40%
American Balanced Fund, Class R-6	104,609,999	3,564,063
American Funds Global Balanced Fund, Class R-6	57,392,526	2,148,776
		5,712,839
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	76,635,884	710,415
The Bond Fund of America, Class R-6	62,430,562	707,962
American Funds Strategic Bond Fund, Class R-6	75,427,663	706,003
		2,124,380
Total investment securities 100% (cost: $11,831,298,000)		14,263,148
Other assets less liabilities 0%		(3,510)
Net assets 100%		$14,259,638

5	American Funds Portfolio Series

American Funds Moderate Growth and Income Portfolio (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
New Perspective Fund, Class R-6	$733,963	$38,115	$26,723	$1,162	$(24,056)	$722,461	$6,418	$31,697
SMALLCAP World Fund, Inc., Class R-6	699,396	47,766	—	—	(45,633)	701,529	6,575	—
						1,423,990
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	2,174,662	110,909	62,371	13,449	(104,038)	2,132,611	18,899	86,386
Capital World Growth and Income Fund, Class R-6	1,449,022	98,422	35,802	756	(76,948)	1,435,450	14,693	83,729
						3,568,061
Equity-income funds 10%
The Income Fund of America, Class R-6	1,459,592	71,495	75,639	223	(21,793)	1,433,878	39,868	31,626
Balanced funds 40%
American Balanced Fund, Class R-6	3,611,293	230,118	86,814	3,154	(193,688)	3,564,063	55,950	174,168
American Funds Global Balanced Fund, Class R-6	2,143,231	98,624	21,725	(1,092)	(70,262)	2,148,776	23,763	73,310
						5,712,839
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	698,956	22,860	—	—	(11,401)	710,415	22,860	—
The Bond Fund of America, Class R-6	687,692	22,535	6,081	(35)	3,851	707,962	15,782	—
American Funds Strategic Bond Fund, Class R-6[2]	686,861	24,891	31,705	(3,003)	28,959	706,003	(627)	—
						2,124,380
Total 100%				$14,614	$(515,009)	$14,263,148	$204,181	$480,916

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Portfolio Series	6

American Funds Conservative Growth and Income Portfoliounaudited
Investment portfolio April 30, 2025

Growth-and-income funds 27%	Shares	Value (000)
Washington Mutual Investors Fund, Class R-6	13,038,033	$794,277
American Mutual Fund, Class R-6	14,397,969	793,472
Capital World Growth and Income Fund, Class R-6	8,751,949	559,512
		2,147,261
Equity-income funds 30%
Capital Income Builder, Class R-6	16,947,126	1,224,430
The Income Fund of America, Class R-6	48,148,578	1,219,122
		2,443,552
Fixed income funds 43%
The Bond Fund of America, Class R-6	107,775,562	1,222,175
American Funds Multi-Sector Income Fund, Class R-6	130,147,084	1,206,464
American High-Income Trust, Class R-6	82,772,039	797,922
American Funds Emerging Markets Bond Fund, Class R-6	31,746,949	244,769
		3,471,330
Total investment securities 100% (cost: $7,586,184,000)		8,062,143
Other assets less liabilities 0%		(2,012)
Net assets 100%		$8,060,131

7	American Funds Portfolio Series

American Funds Conservative Growth and Income Portfolio (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 27%
Washington Mutual Investors Fund, Class R-6	$787,687	$62,823	$23,231	$2,303	$(35,305)	$794,277	$6,880	$31,257
American Mutual Fund, Class R-6	789,920	58,026	7,748	2,420	(49,146)	793,472	8,421	33,496
Capital World Growth and Income Fund, Class R-6	551,164	46,322	9,167	88	(28,895)	559,512	5,564	31,628
						2,147,261
Equity-income funds 30%
Capital Income Builder, Class R-6	1,181,270	58,273	15,558	(58)	503	1,224,430	25,510	27,081
The Income Fund of America, Class R-6	1,183,411	58,185	4,802	(81)	(17,591)	1,219,122	32,511	25,673
						2,443,552
Fixed income funds 43%
The Bond Fund of America, Class R-6	1,166,099	59,904	10,490	(145)	6,807	1,222,175	27,125	—
American Funds Multi-Sector Income Fund, Class R-6	1,175,847	53,761	3,768	5	(19,381)	1,206,464	38,616	—
American High-Income Trust, Class R-6	791,695	32,932	13,455	(453)	(12,797)	797,922	26,177	—
American Funds Emerging Markets Bond Fund, Class R-6	232,105	14,558	649	—	(1,245)	244,769	8,039	—
						3,471,330
Total 100%				$4,079	$(157,050)	$8,062,143	$178,843	$149,135

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Portfolio Series	8

American Funds Tax-Aware Conservative Growth and Income Portfolio unaudited
Investment portfolio April 30, 2025

Growth-and-income funds 51%	Shares	Value (000)
Capital Group Dividend Value ETF	23,815,272	$832,106
Capital World Growth and Income Fund, Class R-6	12,415,045	793,694
Capital Group Dividend Growers ETF	17,291,935	541,237
American Mutual Fund, Class R-6	9,467,489	521,753
		2,688,790
Tax-exempt fixed income funds 49%
American High-Income Municipal Bond Fund, Class R-6	87,571,765	1,306,571
Capital Group Municipal Income ETF	39,294,907	1,045,245
Capital Group Short Duration Municipal Income ETF	7,632,734	197,535
		2,549,351
Short-term securities 0%
Money market investments
Capital Group Central Cash Fund 4.28%[1]	138,477	13,846
Total investment securities 100% (cost: $4,778,479,000)		5,251,987
Other assets less liabilities 0%		2,713
Net assets 100%		$5,254,700
Investments in affiliates2

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 51%
Capital Group Dividend Value ETF	$839,047	$22,062	$5,195	$(68)	$(23,740)	$832,106	$6,873	$—
Capital World Growth and Income Fund, Class R-6	779,494	71,547	15,886	435	(41,896)	793,694	7,967	45,240
Capital Group Dividend Growers ETF	520,358	13,280	12,647	289	19,957	541,237	5,245	—
American Mutual Fund, Class R-6	526,157	29,954	2,720	159	(31,797)	521,753	5,639	22,449
						2,688,790
Tax-exempt fixed income funds 49%
American High-Income Municipal Bond Fund, Class R-6	1,304,241	55,524	14,663	(194)	(38,337)	1,306,571	28,716	—
Capital Group Municipal Income ETF	1,034,544	48,972	21,206	(619)	(16,446)	1,045,245	18,091	—
Capital Group Short Duration Municipal Income ETF	189,831	10,272	1,237	(13)	(1,318)	197,535	3,129	—
						2,549,351
Short-term securities 0%
Money market investments
Capital Group Central Cash Fund 4.28% [1]	13,625	97,047	96,822	(3)	(1)	13,846	309	—
Total 100%				$(14)	$(133,578)	$5,251,987	$75,969	$67,689

[1]	Rate represents the seven-day yield at 4/30/2025.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

9	American Funds Portfolio Series

American Funds Preservation Portfoliounaudited
Investment portfolio April 30, 2025

Fixed income funds 100%	Shares	Value (000)
Short-Term Bond Fund of America, Class R-6	107,274,006	$1,033,049
Intermediate Bond Fund of America, Class R-6	66,605,331	845,221
		1,878,270
Total investment securities 100% (cost: $1,951,995,000)		1,878,270
Other assets less liabilities 0%		(425)
Net assets 100%		$1,877,845
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Short-Term Bond Fund of America, Class R-6	$1,032,646	$52,083	$61,156	$(1,752)	$11,228	$1,033,049	$22,077	$—
Intermediate Bond Fund of America, Class R-6	844,892	44,462	58,002	(1,758)	15,627	845,221	18,120	—
						1,878,270
Total 100%				$(3,510)	$26,855	$1,878,270	$40,197	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Portfolio Series	10

American Funds Tax-Exempt Preservation Portfoliounaudited
Investment portfolio April 30, 2025

Tax-exempt fixed income funds 99%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	10,295,224	$156,797
Capital Group Short Duration Municipal Income ETF	4,523,039	117,056
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	11,658,966	115,657
		389,510
Short-term securities 1%
Money market investments
Capital Group Central Cash Fund 4.28%[1]	18,732	1,873
Total investment securities 100% (cost: $398,291,000)		391,383
Other assets less liabilities 0%		397
Net assets 100%		$391,780
Investments in affiliates2

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 99%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$161,377	$16,263	$19,837	$(500)	$(506)	$156,797	$2,332	$—
Capital Group Short Duration Municipal Income ETF	120,573	12,631	15,369	(11)	(768)	117,056	1,901	—
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	119,030	11,970	14,877	(134)	(332)	115,657	1,723	—
						389,510
Short-term securities 1%
Money market investments
Capital Group Central Cash Fund 4.28% [1]	1,828	15,430	15,384	(1)	—	1,873	45	—
Total 100%				$(646)	$(1,606)	$391,383	$6,001	$—

[1]	Rate represents the seven-day yield at 4/30/2025.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

11	American Funds Portfolio Series

Financial statementsunaudited
Statements of assets and liabilities at April 30, 2025 (dollars in thousands)

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Assets:
Investment securities of affiliated issuers, at value	$5,903,546	$19,926,892	$18,545,969
Cash	—	—	—
Receivables for:
Sales of investments	469	237	2,608
Sales of fund’s shares	1,999	10,762	7,743
Dividends	—	—	8,654
Total assets	5,906,014	19,937,891	18,564,974
Liabilities:
Payables for:
Purchases of investments	—	—	8,654
Repurchases of fund’s shares	2,452	10,943	10,343
Services provided by related parties	1,355	4,632	4,148
Trustees’ deferred compensation	50	132	137
Other	42	149	74
Total liabilities	3,899	15,856	23,356
Net assets at April 30, 2025	$5,902,115	$19,922,035	$18,541,618
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,372,526	$15,416,557	$14,654,202
Total distributable earnings (accumulated loss)	1,529,589	4,505,478	3,887,416
Net assets at April 30, 2025	$5,902,115	$19,922,035	$18,541,618
Investment securities of affiliated issuers, at cost	$4,682,003	$16,570,276	$15,413,601

Refer to the notes to financial statements.

American Funds Portfolio Series	12

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2025  (continued)(dollars in thousands)

	Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Assets:
Investment securities of affiliated issuers, at value	$14,263,148	$8,062,143	$5,251,987
Cash	—	—	50
Receivables for:
Sales of investments	1,360	—	— *
Sales of fund’s shares	5,486	4,903	2,116
Dividends	6,510	17,044	8,837
Total assets	14,276,504	8,084,090	5,262,990
Liabilities:
Payables for:
Purchases of investments	6,510	18,026	5,040
Repurchases of fund’s shares	6,931	3,926	2,125
Services provided by related parties	3,271	1,920	1,087
Trustees’ deferred compensation	117	68	38
Other	37	19	—
Total liabilities	16,866	23,959	8,290
Net assets at April 30, 2025	$14,259,638	$8,060,131	$5,254,700
Net assets consist of:
Capital paid in on shares of beneficial interest	$11,330,600	$7,420,833	$4,700,395
Total distributable earnings (accumulated loss)	2,929,038	639,298	554,305
Net assets at April 30, 2025	$14,259,638	$8,060,131	$5,254,700
Investment securities of affiliated issuers, at cost	$11,831,298	$7,586,184	$4,778,479

Refer to the notes to financial statements.

13	American Funds Portfolio Series

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2025  (continued)(dollars in thousands)

	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Assets:
Investment securities of affiliated issuers, at value	$1,878,270	$391,383
Cash	—	49
Receivables for:
Sales of investments	2,457	405
Sales of fund’s shares	2,989	183
Dividends	6,687	1,008
Total assets	1,890,403	393,028
Liabilities:
Payables for:
Purchases of investments	6,687	669
Repurchases of fund’s shares	5,444	500
Services provided by related parties	394	73
Trustees’ deferred compensation	22	6
Other	11	—
Total liabilities	12,558	1,248
Net assets at April 30, 2025	$1,877,845	$391,780
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,076,193	$432,276
Total distributable earnings (accumulated loss)	(198,348)	(40,496)
Net assets at April 30, 2025	$1,877,845	$391,780
Investment securities of affiliated issuers, at cost	$1,951,995	$398,291
*
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Portfolio Series	14

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2025  (continued)(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$3,201,079	$11,880,745	$12,300,180
	Shares outstanding	143,453	485,627	648,584
	Net asset value per share	$22.31	$24.46	$18.96
Class C:	Net assets	$312,319	$1,157,632	$1,018,892
	Shares outstanding	14,411	49,456	54,151
	Net asset value per share	$21.67	$23.41	$18.82
Class T:	Net assets	$15	$15	$14
	Shares outstanding	1	1	1
	Net asset value per share	$22.35	$24.51	$18.97
Class F-1:	Net assets	$53,696	$130,963	$216,086
	Shares outstanding	2,400	5,350	11,392
	Net asset value per share	$22.37	$24.48	$18.97
Class F-2:	Net assets	$567,063	$1,606,488	$1,566,022
	Shares outstanding	25,278	65,225	82,400
	Net asset value per share	$22.43	$24.63	$19.01
Class F-3:	Net assets	$262,214	$316,851	$355,134
	Shares outstanding	11,717	12,898	18,713
	Net asset value per share	$22.38	$24.57	$18.98
Class 529-A:	Net assets	$782,446	$2,805,838	$1,393,041
	Shares outstanding	35,165	114,998	73,506
	Net asset value per share	$22.25	$24.40	$18.95
Class 529-C:	Net assets	$30,996	$108,166	$63,121
	Shares outstanding	1,432	4,636	3,346
	Net asset value per share	$21.65	$23.33	$18.87
Class 529-E:	Net assets	$22,602	$99,410	$46,156
	Shares outstanding	1,023	4,125	2,442
	Net asset value per share	$22.09	$24.10	$18.90
Class 529-T:	Net assets	$21	$23	$20
	Shares outstanding	1	1	1
	Net asset value per share	$22.34	$24.50	$18.97
Class 529-F-1:	Net assets	$14	$15	$15
	Shares outstanding	1	1	1
	Net asset value per share	$22.34	$24.54	$18.98
Class 529-F-2:	Net assets	$165,107	$495,058	$216,658
	Shares outstanding	7,407	20,250	11,425
	Net asset value per share	$22.29	$24.45	$18.96
Class 529-F-3:	Net assets	$14	$15	$15
	Shares outstanding	1	1	1
	Net asset value per share	$22.28	$24.43	$18.97
Class ABLE-A:	Net assets	$5,067	$21,920	$15,053
	Shares outstanding	228	899	793
	Net asset value per share	$22.21	$24.37	$19.00
Class ABLE-F-2:	Net assets	$582	$1,367	$1,299
	Shares outstanding	26	56	68
	Net asset value per share	$22.32	$24.48	$19.02
Class R-1:	Net assets	$4,794	$53,647	$24,447
	Shares outstanding	219	2,285	1,298
	Net asset value per share	$21.85	$23.48	$18.83
Class R-2:	Net assets	$111,558	$267,130	$214,733
	Shares outstanding	5,169	11,423	11,442
	Net asset value per share	$21.58	$23.39	$18.77
Refer to the notes to financial statements.

15	American Funds Portfolio Series

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2025  (continued)(dollars and shares in thousands, except per-share amounts)
		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Class R-2E:	Net assets	$4,432	$11,657	$17,949
	Shares outstanding	201	489	950
	Net asset value per share	$22.05	$23.85	$18.89
Class R-3:	Net assets	$105,215	$326,678	$225,489
	Shares outstanding	4,765	13,537	11,948
	Net asset value per share	$22.08	$24.13	$18.87
Class R-4:	Net assets	$55,164	$112,371	$86,321
	Shares outstanding	2,478	4,599	4,552
	Net asset value per share	$22.26	$24.43	$18.96
Class R-5:	Net assets	$22,502	$46,780	$43,504
	Shares outstanding	996	1,887	2,283
	Net asset value per share	$22.58	$24.79	$19.06
Class R-5E:	Net assets	$32,566	$95,090	$46,262
	Shares outstanding	1,464	3,895	2,443
	Net asset value per share	$22.24	$24.41	$18.94
Class R-6:	Net assets	$162,649	$384,176	$691,207
	Shares outstanding	7,185	15,542	36,344
	Net asset value per share	$22.64	$24.72	$19.02

Refer to the notes to financial statements.

American Funds Portfolio Series	16

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2025  (continued)(dollars and shares in thousands, except per-share amounts)

		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$9,740,493	$5,770,618	$3,890,147
	Shares outstanding	536,281	432,806	248,284
	Net asset value per share	$18.16	$13.33	$15.67
Class C:	Net assets	$775,538	$444,804	$297,194
	Shares outstanding	42,998	33,571	19,127
	Net asset value per share	$18.04	$13.25	$15.54
Class T:	Net assets	$13	$11	$12
	Shares outstanding	1	1	1
	Net asset value per share	$18.17	$13.34	$15.67
Class F-1:	Net assets	$102,783	$123,707	$287,173
	Shares outstanding	5,655	9,270	18,335
	Net asset value per share	$18.17	$13.34	$15.66
Class F-2:	Net assets	$1,295,798	$767,375	$615,410
	Shares outstanding	71,206	57,441	39,200
	Net asset value per share	$18.20	$13.36	$15.70
Class F-3:	Net assets	$337,167	$161,129	$164,764
	Shares outstanding	18,552	12,081	10,504
	Net asset value per share	$18.17	$13.34	$15.69
Class 529-A:	Net assets	$670,313	$345,052
	Shares outstanding	36,912	25,899	Not applicable
	Net asset value per share	$18.16	$13.32
Class 529-C:	Net assets	$34,266	$23,135
	Shares outstanding	1,893	1,743	Not applicable
	Net asset value per share	$18.10	$13.27
Class 529-E:	Net assets	$18,247	$8,172
	Shares outstanding	1,007	613	Not applicable
	Net asset value per share	$18.12	$13.32
Class 529-T:	Net assets	$18	$16
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$18.17	$13.34
Class 529-F-1:	Net assets	$14	$13
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$18.19	$13.34
Class 529-F-2:	Net assets	$114,455	$64,503
	Shares outstanding	6,302	4,840	Not applicable
	Net asset value per share	$18.16	$13.33
Class 529-F-3:	Net assets	$14	$14
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$18.16	$13.33
Class ABLE-A:	Net assets	$12,469	$6,044
	Shares outstanding	686	453	Not applicable
	Net asset value per share	$18.19	$13.34
Class ABLE-F-2:	Net assets	$1,121	$413
	Shares outstanding	61	31	Not applicable
	Net asset value per share	$18.21	$13.36
Class R-1:	Net assets	$10,132	$3,509
	Shares outstanding	560	265	Not applicable
	Net asset value per share	$18.08	$13.25
Class R-2:	Net assets	$131,444	$45,485
	Shares outstanding	7,293	3,436	Not applicable
	Net asset value per share	$18.02	$13.24
Refer to the notes to financial statements.

17	American Funds Portfolio Series

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2025  (continued)(dollars and shares in thousands, except per-share amounts)
		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Class R-2E:	Net assets	$8,315	$2,289
	Shares outstanding	458	172	Not applicable
	Net asset value per share	$18.16	$13.32
Class R-3:	Net assets	$156,448	$49,876
	Shares outstanding	8,640	3,751	Not applicable
	Net asset value per share	$18.11	$13.30
Class R-4:	Net assets	$83,079	$36,056
	Shares outstanding	4,572	2,703	Not applicable
	Net asset value per share	$18.17	$13.34
Class R-5:	Net assets	$42,899	$16,512
	Shares outstanding	2,355	1,235	Not applicable
	Net asset value per share	$18.22	$13.37
Class R-5E:	Net assets	$32,135	$12,669
	Shares outstanding	1,768	951	Not applicable
	Net asset value per share	$18.18	$13.32
Class R-6:	Net assets	$692,477	$178,729
	Shares outstanding	38,015	13,369	Not applicable
	Net asset value per share	$18.22	$13.37

Refer to the notes to financial statements.

American Funds Portfolio Series	18

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2025  (continued)(dollars and shares in thousands, except per-share amounts)

		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,260,503	$324,788
	Shares outstanding	132,149	34,011
	Net asset value per share	$9.54	$9.55
Class C:	Net assets	$47,517	$8,679
	Shares outstanding	4,994	910
	Net asset value per share	$9.52	$9.54
Class T:	Net assets	$10	$10
	Shares outstanding	1	1
	Net asset value per share	$9.54	$9.55
Class F-1:	Net assets	$16,265	$1,692
	Shares outstanding	1,705	177
	Net asset value per share	$9.54	$9.56
Class F-2:	Net assets	$148,323	$51,509
	Shares outstanding	15,548	5,394
	Net asset value per share	$9.54	$9.55
Class F-3:	Net assets	$45,029	$5,102
	Shares outstanding	4,722	534
	Net asset value per share	$9.54	$9.55
Class 529-A:	Net assets	$181,513
	Shares outstanding	19,039	Not applicable
	Net asset value per share	$9.53
Class 529-C:	Net assets	$8,926
	Shares outstanding	938	Not applicable
	Net asset value per share	$9.51
Class 529-E:	Net assets	$4,470
	Shares outstanding	469	Not applicable
	Net asset value per share	$9.53
Class 529-T:	Net assets	$12
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.54
Class 529-F-1:	Net assets	$10
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.54
Class 529-F-2:	Net assets	$59,046
	Shares outstanding	6,189	Not applicable
	Net asset value per share	$9.54
Class 529-F-3:	Net assets	$11
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.54
Class ABLE-A:	Net assets	$1,644
	Shares outstanding	172	Not applicable
	Net asset value per share	$9.56
Class ABLE-F-2:	Net assets	$280
	Shares outstanding	29	Not applicable
	Net asset value per share	$9.60
Class R-1:	Net assets	$838
	Shares outstanding	88	Not applicable
	Net asset value per share	$9.51
Class R-2:	Net assets	$17,895
	Shares outstanding	1,886	Not applicable
	Net asset value per share	$9.49
Refer to the notes to financial statements.

19	American Funds Portfolio Series

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2025  (continued)(dollars and shares in thousands, except per-share amounts)
		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Class R-2E:	Net assets	$216
	Shares outstanding	23	Not applicable
	Net asset value per share	$9.55
Class R-3:	Net assets	$25,827
	Shares outstanding	2,711	Not applicable
	Net asset value per share	$9.53
Class R-4:	Net assets	$12,226
	Shares outstanding	1,282	Not applicable
	Net asset value per share	$9.54
Class R-5:	Net assets	$3,867
	Shares outstanding	405	Not applicable
	Net asset value per share	$9.54
Class R-5E:	Net assets	$3,820
	Shares outstanding	400	Not applicable
	Net asset value per share	$9.55
Class R-6:	Net assets	$39,597
	Shares outstanding	4,149	Not applicable
	Net asset value per share	$9.54

Refer to the notes to financial statements.

American Funds Portfolio Series	20

Financial statements (continued)unaudited
Statements of operations for the six months ended April 30, 2025 (dollars in thousands)

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$50,067	$141,790	$223,812
Fees and expenses*:
Distribution services	7,758	27,960	25,760
Transfer agent services	3,026	9,327	6,038
529 and ABLE plan services	272	961	465
Reports to shareholders	58	193	176
Registration statement and prospectus	158	646	565
Trustees’ compensation	8	26	23
Auditing and legal	3	10	10
Custodian	5	16	15
Other	4	13	12
Total fees and expenses before waivers and/or reimbursements	11,292	39,152	33,064
Less waivers and/or reimbursements of fees and expenses:
ABLE plan services waivers	1	6	4
Total fees and expenses after waivers and/or reimbursements	11,291	39,146	33,060
Net investment income	38,776	102,644	190,752
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	30,995	206	6,923
Capital gain distributions received from affiliated issuers	286,719	1,169,726	749,775
	317,714	1,169,932	756,698
Net unrealized appreciation (depreciation) on investments in affiliated issuers	(370,793)	(1,520,289)	(807,329)
Net realized gain (loss) and unrealized appreciation (depreciation)	(53,079)	(350,357)	(50,631)
Net increase (decrease) in net assets resulting from operations	$(14,303)	$(247,713)	$140,121

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

21	American Funds Portfolio Series

Financial statements (continued)unaudited
Statements of operations for the six months ended April 30, 2025  (continued)(dollars in thousands)

	Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$204,181	$178,843	$75,969
Fees and expenses*:
Distribution services	19,142	11,031	7,710
Transfer agent services	3,869	2,032	1,075
529 and ABLE plan services	229	119	—
Reports to shareholders	136	75	50
Registration statement and prospectus	369	210	163
Trustees’ compensation	18	9	7
Auditing and legal	8	5	2
Custodian	11	6	4
Other	9	5	3
Total fees and expenses before waivers and/or reimbursements	23,791	13,492	9,014
Less waivers and/or reimbursements of fees and expenses:
ABLE plan services waivers	3	2	—
Total fees and expenses after waivers and/or reimbursements	23,788	13,490	9,014
Net investment income	180,393	165,353	66,955
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	14,614	4,079	(14)
Capital gain distributions received from affiliated issuers	480,916	149,135	67,689
	495,530	153,214	67,675
Net unrealized appreciation (depreciation) on investments in affiliated issuers	(515,009)	(157,050)	(133,578)
Net realized gain (loss) and unrealized appreciation (depreciation)	(19,479)	(3,836)	(65,903)
Net increase (decrease) in net assets resulting from operations	$160,914	$161,517	$1,052

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Portfolio Series	22

Financial statements (continued)unaudited
Statements of operations for the six months ended April 30, 2025  (continued)(dollars in thousands)

	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$40,197	$6,001
Fees and expenses*:
Distribution services	2,510	538
Transfer agent services	756	93
529 and ABLE plan services	65	—
Reports to shareholders	18	4
Registration statement and prospectus	47	10
Trustees’ compensation	2	1
Auditing and legal	1	— †
Custodian	1	— †
Other	1	— †
Total fees and expenses before waivers and/or reimbursements	3,401	646
Less waivers and/or reimbursements of fees and expenses:
ABLE plan services waivers	—	—
Total fees and expenses after waivers and/or reimbursements	3,401	646
Net investment income	36,796	5,355
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	(3,510)	(646)
Capital gain distributions received from affiliated issuers	—	—
	(3,510)	(646)
Net unrealized appreciation (depreciation) on investments in affiliated issuers	26,855	(1,606)
Net realized gain (loss) and unrealized appreciation (depreciation)	23,345	(2,252)
Net increase (decrease) in net assets resulting from operations	$60,141	$3,103
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

23	American Funds Portfolio Series

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2025*	2024	2025*	2024	2025*	2024
Operations:
Net investment income (loss)	$38,776	$47,274	$102,644	$84,954	$190,752	$325,256
Net realized gain (loss)	317,714	263,266	1,169,932	1,112,430	756,698	573,964
Net unrealized appreciation (depreciation)	(370,793)	1,225,047	(1,520,289)	4,080,284	(807,329)	3,209,627
Net increase (decrease) in net assets resulting from operations	(14,303)	1,535,587	(247,713)	5,277,668	140,121	4,108,847
Distributions paid to shareholders	(252,158)	(51,975)	(1,130,361)	(255,782)	(725,155)	(448,654)
Net capital share transactions	47,952	(230,187)	1,516,171	764,797	747,234	538,045
Total increase (decrease) in net assets	(218,509)	1,253,425	138,097	5,786,683	162,200	4,198,238
Net assets:
Beginning of period	6,120,624	4,867,199	19,783,938	13,997,255	18,379,418	14,181,180
End of period	$5,902,115	$6,120,624	$19,922,035	$19,783,938	$18,541,618	$18,379,418

	Moderate Growth and Income Portfolio		Conservative Growth and Income Portfolio		Tax-Aware Conservative Growth and Income Portfolio
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2025*	2024	2025*	2024	2025*	2024
Operations:
Net investment income (loss)	$180,393	$308,582	$165,353	$295,962	$66,955	$120,305
Net realized gain (loss)	495,530	204,840	153,214	111,473	67,675	145,288
Net unrealized appreciation (depreciation)	(515,009)	2,357,437	(157,050)	975,946	(133,578)	683,752
Net increase (decrease) in net assets resulting from operations	160,914	2,870,859	161,517	1,383,381	1,052	949,345
Distributions paid to shareholders	(376,768)	(312,660)	(260,473)	(360,544)	(202,947)	(195,014)
Net capital share transactions	134,351	(26,575)	301,652	52,658	244,038	218,724
Total increase (decrease) in net assets	(81,503)	2,531,624	202,696	1,075,495	42,143	973,055
Net assets:
Beginning of period	14,341,141	11,809,517	7,857,435	6,781,940	5,212,557	4,239,502
End of period	$14,259,638	$14,341,141	$8,060,131	$7,857,435	$5,254,700	$5,212,557

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Portfolio Series	24

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	Preservation Portfolio		Tax-Exempt Preservation Portfolio
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2025*	2024	2025*	2024
Operations:
Net investment income (loss)	$36,796	$76,790	$5,355	$9,920
Net realized gain (loss)	(3,510)	(18,549)	(646)	(8,203)
Net unrealized appreciation (depreciation)	26,855	73,522	(1,606)	26,346
Net increase (decrease) in net assets resulting from operations	60,141	131,763	3,103	28,063
Distributions paid to shareholders	(36,643)	(76,677)	(5,327)	(9,652)
Net capital share transactions	(22,756)	(216,588)	(9,329)	(73,410)
Total increase (decrease) in net assets	742	(161,502)	(11,553)	(54,999)
Net assets:
Beginning of period	1,877,103	2,038,605	403,333	458,332
End of period	$1,877,845	$1,877,103	$391,780	$403,333
*
Unaudited.
Refer to the notes to financial statements.

25	American Funds Portfolio Series

Notes to financial statementsunaudited
1. Organization

American Funds Portfolio Series (the “series“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of eight funds (the “funds“). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:
American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Moderate Growth and Income Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Conservative Growth and Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Aware Conservative Growth and Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.
Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company ("CRMC"), the series’ investment adviser, is also the investment adviser to the underlying funds.
The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, Conservative Growth and Income Portfolio and Preservation Portfolio each have 23 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3), two tax-advantaged share classes for individuals with disabilities (Classes ABLE-A and ABLE-F-2) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Aware Conservative Growth and Income Portfolio and Tax-Exempt Preservation Portfolio each have six retail share classes (Classes A, C, T, F-1, F-2 and F-3). The funds’ share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Aware Conservative Growth and Income Portfolio; up to 5.75% for all other funds
None (except 0.75% for certain
redemptions within 18 months of
purchase without an initial sales
charge for Preservation Portfolio,
Tax-Exempt Preservation Portfolio
and Tax-Aware Conservative
Growth and Income Portfolio, and
1.00% for certain redemptions
within 18 months of purchase
without an initial sales charge for
all other funds)
None
Class 529-A and ABLE-A	Up to 2.50% for Preservation Portfolio; up to 3.50% for all other funds	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years.
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.

American Funds Portfolio Series	26

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.
2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the funds early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each fund’s financial position or the results of its operations. Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date. Distributions received by the funds that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The net asset value of each share class of each fund is calculated based on the reported net asset values or official closing prices of the underlying funds and exchange-traded funds ("ETFs") in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. ETFs are generally valued at market prices which are based on the official closing price of, or the last reported sale price on, the principal exchange on which such underlying funds are traded, as of the close of business on the day the ETF is being valued or, lacking any sales, at the last available bid price.

27	American Funds Portfolio Series

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of April 30, 2025, all of the investment securities held by each fund were classified as Level 1.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.
Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.
Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following pages.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental,  governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

American Funds Portfolio Series	28

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

29	American Funds Portfolio Series

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of each fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The underlying fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the underlying fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to  other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

American Funds Portfolio Series	30

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.
Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.
Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.
Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the underlying fund has greater risk of volatility, and greater risk of loss, from these investments.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

31	American Funds Portfolio Series

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.
As of and during the period ended April 30, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Additional tax basis disclosures for each fund are as follows (dollars in thousands):
	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
As of October 31, 2024
Undistributed ordinary income	$—	$—	$10,977	$20,644
Late year ordinary loss deferral[1]	(2,311)	(25,068)	—	—
Undistributed long-term capital gains	212,514	1,041,314	528,275	191,792
Capital loss carryforward utilized	33,292	—	—	—
As of April 30, 2025
Gross unrealized appreciation on investments	1,219,061	3,378,253	3,351,431	2,744,137
Gross unrealized depreciation on investments	(4,717)	(31,486)	(226,658)	(325,903)
Net unrealized appreciation (depreciation) on investments	1,214,344	3,346,767	3,124,773	2,418,234
Cost of investments	4,689,202	16,580,125	15,421,196	11,844,914

	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
As of October 31, 2024
Undistributed ordinary income	$19,952	$10,788	$2,873	$—
Undistributed tax-exempt income	—	10,225	—	607
Undistributed long-term capital gains	96,896	132,154	—	—
Capital loss carryforward[2]	—	—	(120,622)	(32,735)
As of April 30, 2025
Gross unrealized appreciation on investments	892,043	576,376	—	44
Gross unrealized depreciation on investments	(427,574)	(107,437)	(77,811)	(7,887)
Net unrealized appreciation (depreciation) on investments	464,469	468,939	(77,811)	(7,843)
Cost of investments	7,597,674	4,783,048	1,956,081	399,226
1
This deferral is considered incurred in the subsequent year.
2
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforwards remains.

American Funds Portfolio Series	32

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Portfolio
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$21,757	$115,024	$136,781	$28,689	$—	$28,689
Class C	—	12,191	12,191	829	—	829
Class T	— [3]	1	1	— [3]	—	— [3]
Class F-1	364	1,975	2,339	457	—	457
Class F-2	5,376	20,942	26,318	6,913	—	6,913
Class F-3	2,770	9,639	12,409	3,041	—	3,041
Class 529-A	4,969	27,497	32,466	6,316	—	6,316
Class 529-C	—	1,226	1,226	52	—	52
Class 529-E	96	824	920	148	—	148
Class 529-T	— [3]	1	1	— [3]	—	— [3]
Class 529-F-1	— [3]	— [3]	— [3]	— [3]	—	— [3]
Class 529-F-2	1,429	5,603	7,032	1,579	—	1,579
Class 529-F-3	— [3]	— [3]	— [3]	— [3]	—	— [3]
Class ABLE-A	35	168	203	35	—	35
Class ABLE-F-2	6	22	28	5	—	5
Class R-1	1	181	182	19	—	19
Class R-2	—	4,192	4,192	367	—	367
Class R-2E	—	146	146	35	—	35
Class R-3	419	3,712	4,131	648	—	648
Class R-4	380	1,982	2,362	497	—	497
Class R-5E	285	1,139	1,424	311	—	311
Class R-5	130	477	607	184	—	184
Class R-6	1,607	5,592	7,199	1,850	—	1,850
Total	$39,624	$212,534	$252,158	$51,975	$—	$51,975
Growth Portfolio
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$54,432	$620,038	$674,470	$67,951	$89,222	$157,173
Class C	—	65,773	65,773	101	10,886	10,987
Class T	— [3]	1	1	— [3]	— [3]	— [3]
Class F-1	549	6,539	7,088	723	965	1,688
Class F-2	11,166	83,135	94,301	11,421	11,261	22,682
Class F-3	2,507	16,684	19,191	2,605	2,353	4,958
Class 529-A	11,940	145,321	157,261	14,630	20,163	34,793
Class 529-C	—	6,246	6,246	—	1,045	1,045
Class 529-E	235	5,352	5,587	388	747	1,135
Class 529-T	— [3]	1	1	— [3]	— [3]	— [3]
Class 529-F-1	— [3]	1	1	— [3]	— [3]	— [3]
Class 529-F-2	3,185	24,431	27,616	3,104	3,080	6,184
Class 529-F-3	— [3]	1	1	— [3]	— [3]	— [3]
Class ABLE-A	106	1,040	1,146	101	120	221
Class ABLE-F-2	8	61	69	5	5	10
Class R-1	—	2,879	2,879	31	412	443
Class R-2	—	14,915	14,915	213	2,318	2,531
Class R-2E	—	659	659	47	117	164
Class R-3	610	16,581	17,191	1,211	2,349	3,560
Class R-4	553	6,120	6,673	679	872	1,551
Class R-5E	621	4,894	5,515	631	641	1,272
Class R-5	292	2,069	2,361	358	337	695
Class R-6	2,798	18,618	21,416	2,465	2,225	4,690
Total	$89,002	$1,041,359	$1,130,361	$106,664	$149,118	$255,782
Refer to the end of the table(s) for footnote(s).

33	American Funds Portfolio Series

Growth and Income Portfolio
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$131,903	$350,255	$482,158	$218,501	$82,762	$301,263
Class C	7,526	30,924	38,450	13,468	8,699	22,167
Class T	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class F-1	2,266	6,115	8,381	3,847	1,525	5,372
Class F-2	18,499	44,458	62,957	29,568	9,884	39,452
Class F-3	4,436	10,300	14,736	7,322	2,335	9,657
Class 529-A	14,689	39,399	54,088	23,842	9,152	32,994
Class 529-C	442	1,889	2,331	789	522	1,311
Class 529-E	446	1,369	1,815	782	349	1,131
Class 529-T	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class 529-F-1	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class 529-F-2	2,487	5,904	8,391	3,837	1,270	5,107
Class 529-F-3	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class ABLE-A	156	396	552	217	75	292
Class ABLE-F-2	14	34	48	18	5	23
Class R-1	173	704	877	266	162	428
Class R-2	1,604	6,525	8,129	2,796	1,731	4,527
Class R-2E	149	518	667	322	177	499
Class R-3	2,033	6,279	8,312	3,256	1,459	4,715
Class R-4	906	2,422	3,328	1,614	638	2,252
Class R-5E	532	1,297	1,829	828	272	1,100
Class R-5	419	877	1,296	619	208	827
Class R-6	8,194	18,616	26,810	11,887	3,650	15,537
Total	$196,874	$528,281	$725,155	$323,779	$124,875	$448,654
Moderate Growth and Income Portfolio
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$126,948	$131,015	$257,963	$210,026	$4,027	$214,053
Class C	7,648	11,142	18,790	13,912	422	14,334
Class T	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class F-1	1,349	1,425	2,774	2,378	48	2,426
Class F-2	18,125	17,287	35,412	29,783	522	30,305
Class F-3	5,102	4,753	9,855	8,493	143	8,636
Class 529-A	8,635	8,990	17,625	14,293	278	14,571
Class 529-C	322	485	807	585	18	603
Class 529-E	219	254	473	381	8	389
Class 529-T	— [3]	— [3]	— [3]	1	— [3]	1
Class 529-F-1	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class 529-F-2	1,634	1,558	3,192	2,614	45	2,659
Class 529-F-3	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class ABLE-A	151	151	302	209	4	213
Class ABLE-F-2	14	12	26	16	— [3]	16
Class R-1	95	138	233	164	5	169
Class R-2	1,246	1,828	3,074	2,089	61	2,150
Class R-2E	86	109	195	166	5	171
Class R-3	1,749	2,047	3,796	2,935	68	3,003
Class R-4	1,108	1,163	2,271	1,827	34	1,861
Class R-5E	468	449	917	686	11	697
Class R-5	493	426	919	756	13	769
Class R-6	9,510	8,634	18,144	15,377	257	15,634
Total	$184,902	$191,866	$376,768	$306,691	$5,969	$312,660
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	34

Conservative Growth and Income Portfolio
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$118,304	$70,005	$188,309	$217,147	$47,415	$264,562
Class C	7,780	5,645	13,425	15,642	4,476	20,118
Class T	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class F-1	2,263	1,303	3,566	3,606	754	4,360
Class F-2	16,039	8,868	24,907	26,925	5,499	32,424
Class F-3	3,488	1,886	5,374	5,268	997	6,265
Class 529-A	7,020	4,145	11,165	12,290	2,616	14,906
Class 529-C	397	290	687	750	207	957
Class 529-E	157	100	257	309	72	381
Class 529-T	— [3]	— [3]	— [3]	1	— [3]	1
Class 529-F-1	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class 529-F-2	1,400	797	2,197	2,448	487	2,935
Class 529-F-3	— [3]	— [3]	— [3]	1	— [3]	1
Class ABLE-A	114	65	179	178	36	214
Class ABLE-F-2	8	5	13	14	2	16
Class R-1	58	41	99	91	24	115
Class R-2	752	550	1,302	1,389	382	1,771
Class R-2E	37	23	60	70	21	91
Class R-3	911	568	1,479	1,661	394	2,055
Class R-4	725	427	1,152	1,295	289	1,584
Class R-5E	202	110	312	377	80	457
Class R-5	308	154	462	439	80	519
Class R-6	3,601	1,927	5,528	5,712	1,100	6,812
Total	$163,564	$96,909	$260,473	$295,613	$64,931	$360,544
Tax-Aware Conservative Growth and Income Portfolio
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income[4]	Long-term capital gains	Total distributions paid	Ordinary income[4]	Long-term capital gains	Total distributions paid
Class A	$52,377	$97,421	$149,798	$83,318	$61,441	$144,759
Class C	3,100	7,892	10,992	5,185	5,865	11,050
Class T	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class F-1	3,836	7,261	11,097	5,889	4,556	10,445
Class F-2	9,000	15,510	24,510	13,565	8,935	22,500
Class F-3	2,464	4,086	6,550	3,798	2,462	6,260
Total	$70,777	$132,170	$202,947	$111,755	$83,259	$195,014
Refer to the end of the table(s) for footnote(s).

35	American Funds Portfolio Series

Preservation Portfolio
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$24,555	$—	$24,555	$51,418	$—	$51,418
Class C	786	—	786	1,980	—	1,980
Class T	— [3]	—	— [3]	— [3]	—	— [3]
Class F-1	321	—	321	763	—	763
Class F-2	3,217	—	3,217	7,006	—	7,006
Class F-3	971	—	971	2,538	—	2,538
Class 529-A	3,422	—	3,422	6,713	—	6,713
Class 529-C	139	—	139	278	—	278
Class 529-E	77	—	77	154	—	154
Class 529-T	— [3]	—	— [3]	1	—	1
Class 529-F-1	— [3]	—	— [3]	— [3]	—	— [3]
Class 529-F-2	1,176	—	1,176	1,945	—	1,945
Class 529-F-3	— [3]	—	— [3]	— [3]	—	— [3]
Class ABLE-A	31	—	31	54	—	54
Class ABLE-F-2	5	—	5	8	—	8
Class R-1	13	—	13	20	—	20
Class R-2	290	—	290	598	—	598
Class R-2E	4	—	4	7	—	7
Class R-3	481	—	481	994	—	994
Class R-4	220	—	220	438	—	438
Class R-5E	80	—	80	134	—	134
Class R-5	73	—	73	184	—	184
Class R-6	782	—	782	1,444	—	1,444
Total	$36,643	$—	$36,643	$76,677	$—	$76,677
Tax-Exempt Preservation Portfolio
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income[4]	Long-term capital gains	Total distributions paid	Ordinary income[4]	Long-term capital gains	Total distributions paid
Class A	$4,310	$—	$4,310	$7,772	$—	$7,772
Class C	91	—	91	201	—	201
Class T	— [3]	—	— [3]	— [3]	—	— [3]
Class F-1	24	—	24	44	—	44
Class F-2	817	—	817	1,460	—	1,460
Class F-3	85	—	85	175	—	175
Total	$5,327	$—	$5,327	$9,652	$—	$9,652
3
Amount less than one thousand.
4
Ordinary income may include both taxable and tax-exempt income.

American Funds Portfolio Series	36

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, 529-F-2, 529-F-3, ABLE-F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes 529-A and ABLE-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A, 529-A and ABLE-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2025, unreimbursed expenses subject to reimbursement for the funds’ Class A, 529-A and ABLE-A shares were as follows (dollars in thousands):
	Class A	Class 529-A	Class ABLE-A
Global Growth Portfolio	$—	$—	$—
Growth Portfolio	—	—	—
Growth and Income Portfolio	—	—	—
Moderate Growth and Income Portfolio	—	—	—
Conservative Growth and Income Portfolio	—	—	—
Tax-Aware Conservative Growth and Income Portfolio	73,000	Not applicable	Not applicable
Preservation Portfolio	2,041,000	—	—
Tax-Exempt Preservation Portfolio	118,000	Not applicable	Not applicable
Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include record keeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

37	American Funds Portfolio Series

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
529 and ABLE plan services — Each 529 and ABLE share class of each fund is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica® tax-advantaged savings program. Commonwealth Savers Plan is not considered a related party to any of the funds.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Commonwealth Savers Plan is currently waiving the portion of its fee attributable to Class ABLE shares. The waivers are expected to remain in effect until the date on which total net assets invested in ABLEAmerica reach $300 million or June 30, 2028, whichever is earlier. For the six months ended April 30, 2025, Commonwealth Savers Plan waived total 529 and ABLE plan service fees of $16,000 on Class ABLE shares of the funds. The waivers are reflected as ABLE plan services waivers in each fund’s statement of operations. As a result, total 529 and ABLE plan services fees of $2,111,000, which were equivalent to an annualized rate of 0.054%, were reduced to $2,095,000, which were equivalent to an annualized rate of 0.053% of the average daily net assets of each 529 and ABLE share class of each fund.
For the six months ended April 30, 2025, the class-specific expenses of each fund under these agreements were as follows
(dollars in thousands):
Global Growth Portfolio
Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$4,080	$1,691	Not applicable
Class C	1,658	173	Not applicable
Class T	—	— *	Not applicable
Class F-1	70	35	Not applicable
Class F-2	Not applicable	329	Not applicable
Class F-3	Not applicable	3	Not applicable
Class 529-A	923	379	$212
Class 529-C	162	16	9
Class 529-E	58	9	6
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	52	44
Class 529-F-3	Not applicable	— *	— *
Class ABLE-A	5	1	1
Class ABLE-F-2	Not applicable	— *	— *
Class R-1	24	2	Not applicable
Class R-2	430	197	Not applicable
Class R-2E	13	4	Not applicable
Class R-3	265	77	Not applicable
Class R-4	70	28	Not applicable
Class R-5E	Not applicable	23	Not applicable
Class R-5	Not applicable	5	Not applicable
Class R-6	Not applicable	2	Not applicable
Total class-specific expenses	$7,758	$3,026	$272
Refer to the end of the table(s) for footnote(s).
Growth Portfolio
Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$15,130	$5,572	Not applicable
Class C	6,081	564	Not applicable
Class T	—	— *	Not applicable
Class F-1	162	76	Not applicable
Class F-2	Not applicable	783	Not applicable
Class F-3	Not applicable	4	Not applicable
Class 529-A	3,433	1,230	$766
Class 529-C	571	51	31
Class 529-E	254	31	27
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	149	131
Class 529-F-3	Not applicable	— *	— *
Class ABLE-A	21	5	6
Class ABLE-F-2	Not applicable	— *	— *
Class R-1	270	25	Not applicable
Class R-2	1,039	467	Not applicable
Class R-2E	37	13	Not applicable
Class R-3	814	224	Not applicable
Class R-4	148	50	Not applicable
Class R-5E	Not applicable	67	Not applicable
Class R-5	Not applicable	12	Not applicable
Class R-6	Not applicable	4	Not applicable
Total class-specific expenses	$27,960	$9,327	$961

American Funds Portfolio Series	38

Growth and Income Portfolio
Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$16,355	$3,678	Not applicable
Class C	5,314	321	Not applicable
Class T	—	— *	Not applicable
Class F-1	270	125	Not applicable
Class F-2	Not applicable	811	Not applicable
Class F-3	Not applicable	4	Not applicable
Class 529-A	1,685	387	$374
Class 529-C	324	19	17
Class 529-E	119	9	13
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	47	57
Class 529-F-3	Not applicable	— *	— *
Class ABLE-A	15	2	4
Class ABLE-F-2	Not applicable	— *	— *
Class R-1	122	10	Not applicable
Class R-2	838	356	Not applicable
Class R-2E	54	19	Not applicable
Class R-3	556	161	Not applicable
Class R-4	108	39	Not applicable
Class R-5E	Not applicable	32	Not applicable
Class R-5	Not applicable	11	Not applicable
Class R-6	Not applicable	7	Not applicable
Total class-specific expenses	$25,760	$6,038	$465
Moderate Growth and Income Portfolio
Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$12,834	$2,329	Not applicable
Class C	4,067	197	Not applicable
Class T	—	— *	Not applicable
Class F-1	131	56	Not applicable
Class F-2	Not applicable	672	Not applicable
Class F-3	Not applicable	4	Not applicable
Class 529-A	805	148	$180
Class 529-C	176	8	10
Class 529-E	47	3	5
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	24	31
Class 529-F-3	Not applicable	— *	— *
Class ABLE-A	13	1	3
Class ABLE-F-2	Not applicable	— *	— *
Class R-1	50	4	Not applicable
Class R-2	503	227	Not applicable
Class R-2E	25	8	Not applicable
Class R-3	384	108	Not applicable
Class R-4	107	38	Not applicable
Class R-5E	Not applicable	25	Not applicable
Class R-5	Not applicable	10	Not applicable
Class R-6	Not applicable	7	Not applicable
Total class-specific expenses	$19,142	$3,869	$229
Conservative Growth and Income Portfolio
Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$7,754	$1,263	Not applicable
Class C	2,257	101	Not applicable
Class T	—	— *	Not applicable
Class F-1	137	58	Not applicable
Class F-2	Not applicable	377	Not applicable
Class F-3	Not applicable	2	Not applicable
Class 529-A	392	69	$91
Class 529-C	116	5	6
Class 529-E	21	1	2
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	15	18
Class 529-F-3	Not applicable	—	— *
Class ABLE-A	5	— *	2
Class ABLE-F-2	Not applicable	— *	— *
Class R-1	17	1	Not applicable
Class R-2	165	76	Not applicable
Class R-2E	6	2	Not applicable
Class R-3	118	34	Not applicable
Class R-4	43	14	Not applicable
Class R-5E	Not applicable	8	Not applicable
Class R-5	Not applicable	4	Not applicable
Class R-6	Not applicable	2	Not applicable
Total class-specific expenses	$11,031	$2,032	$119
Refer to the end of the table(s) for footnote(s).
Tax-Aware Conservative Growth and Income Portfolio
Share class	Distribution services	Transfer agent services
Class A	$5,815	$517
Class C	1,536	41
Class T	—	— *
Class F-1	359	174
Class F-2	Not applicable	341
Class F-3	Not applicable	2
Total class-specific expenses	$7,710	$1,075

39	American Funds Portfolio Series

Preservation Portfolio

Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$1,854	$509	Not applicable
Class C	241	20	Not applicable
Class T	—	— *	Not applicable
Class F-1	20	11	Not applicable
Class F-2	Not applicable	74	Not applicable
Class F-3	Not applicable	1	Not applicable
Class 529-A	194	67	$46
Class 529-C	43	3	2
Class 529-E	10	1	1
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	15	15
Class 529-F-3	Not applicable	—	— *
Class ABLE-A	2	— *	1
Class ABLE-F-2	Not applicable	— *	— *
Class R-1	4	— *	Not applicable
Class R-2	65	27	Not applicable
Class R-2E	1	— *	Not applicable
Class R-3	63	19	Not applicable
Class R-4	13	5	Not applicable
Class R-5E	Not applicable	3	Not applicable
Class R-5	Not applicable	1	Not applicable
Class R-6	Not applicable	— *	Not applicable
Total class-specific expenses	$2,510	$756	$65
Tax-Exempt Preservation Portfolio

Share class	Distribution services	Transfer agent services
Class A	$488	$63
Class C	48	2
Class T	—	— *
Class F-1	2	1
Class F-2	Not applicable	27
Class F-3	Not applicable	— *
Total class-specific expenses	$538	$93
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):
	Current fees	Decrease in value of deferred amounts	Total trustees’ compensation
Global Growth Portfolio	$8	$— *	$8
Growth Portfolio	27	(1)	26
Growth and Income Portfolio	24	(1)	23
Moderate Growth and Income Portfolio	19	(1)	18
Conservative Growth and Income Portfolio	10	(1)	9
Tax-Aware Conservative Growth and Income Portfolio	7	— *	7
Preservation Portfolio	2	— *	2
Tax-Exempt Preservation Portfolio	1	— *	1
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

Investment in CCF — The series holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

American Funds Portfolio Series	40

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the six months ended April 30, 2025, as follows (dollars in thousands):
	Purchases	Sales
Global Growth Portfolio	$343,879	$222,638
Growth Portfolio	1,734,714	76,803
Growth and Income Portfolio	1,163,764	183,836
Moderate Growth and Income Portfolio	765,735	333,392
Conservative Growth and Income Portfolio	444,783	88,218
Tax-Aware Conservative Growth and Income Portfolio	251,610	73,553
Preservation Portfolio	96,545	119,158
Tax-Exempt Preservation Portfolio	40,863	50,082

41	American Funds Portfolio Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):
Global Growth Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$158,191	6,931	$136,056	5,944	$(255,895)	(11,145)	$38,352	1,730
Class C	21,527	973	12,175	546	(52,491)	(2,363)	(18,789)	(844)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,838	125	2,327	102	(6,069)	(267)	(904)	(40)
Class F-2	53,396	2,308	26,044	1,133	(111,515)	(4,775)	(32,075)	(1,334)
Class F-3	16,118	691	12,319	537	(34,943)	(1,503)	(6,506)	(275)
Class 529-A	51,161	2,233	32,465	1,423	(46,748)	(2,031)	36,878	1,625
Class 529-C	3,448	154	1,226	56	(7,047)	(316)	(2,373)	(106)
Class 529-E	1,322	57	919	41	(2,531)	(109)	(290)	(11)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	18,403	800	7,032	308	(11,290)	(487)	14,145	621
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	712	31	203	9	(257)	(11)	658	29
Class ABLE-F-2	87	4	28	1	(117)	(5)	(2)	— †
Class R-1	199	9	181	8	(438)	(20)	(58)	(3)
Class R-2	9,379	422	4,190	189	(13,129)	(591)	440	20
Class R-2E	768	34	146	6	(241)	(10)	673	30
Class R-3	10,536	465	4,131	182	(10,877)	(479)	3,790	168
Class R-4	3,793	166	2,360	103	(5,647)	(244)	506	25
Class R-5E	4,315	191	1,423	62	(4,353)	(190)	1,385	63
Class R-5	10,152	428	606	26	(2,275)	(95)	8,483	359
Class R-6	15,096	655	7,199	310	(18,659)	(795)	3,636	170
Total net increase (decrease)	$381,441	16,677	$251,033	10,986	$(584,522)	(25,436)	$47,952	2,227
Year ended October 31, 2024
Class A	$303,466	14,046	$28,504	1,386	$(463,878)	(21,296)	$(131,908)	(5,864)
Class C	40,604	1,934	828	42	(105,471)	(5,019)	(64,039)	(3,043)
Class T	—	—	—	—	—	—	—	—
Class F-1	12,046	555	454	22	(13,502)	(624)	(1,002)	(47)
Class F-2	108,465	4,951	6,833	331	(159,061)	(7,257)	(43,763)	(1,975)
Class F-3	39,121	1,807	3,027	147	(28,766)	(1,317)	13,382	637
Class 529-A	80,577	3,729	6,314	308	(85,225)	(3,933)	1,666	104
Class 529-C	6,317	301	52	3	(11,916)	(571)	(5,547)	(267)
Class 529-E	2,286	106	148	7	(1,761)	(81)	673	32
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	31,571	1,458	1,576	77	(23,260)	(1,061)	9,887	474
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	1,134	53	35	1	(307)	(14)	862	40
Class ABLE-F-2	147	7	5	— †	(24)	(1)	128	6
Class R-1	566	26	19	1	(810)	(37)	(225)	(10)
Class R-2	18,546	883	366	18	(29,716)	(1,414)	(10,804)	(513)
Class R-2E	629	29	35	1	(3,826)	(172)	(3,162)	(142)
Class R-3	21,609	1,006	648	32	(20,022)	(940)	2,235	98
Class R-4	7,925	369	497	25	(8,121)	(373)	301	21
Class R-5E	8,966	414	311	15	(6,865)	(317)	2,412	112
Class R-5	1,602	73	183	9	(4,578)	(212)	(2,793)	(130)
Class R-6	34,739	1,569	1,850	89	(35,079)	(1,579)	1,510	79
Total net increase (decrease)	$720,316	33,316	$51,685	2,514	$(1,002,188)	(46,218)	$(230,187)	(10,388)
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	42

Growth Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$990,009	38,725	$671,406	26,033	$(822,617)	(32,177)	$838,798	32,581
Class C	124,286	5,079	65,700	2,657	(171,819)	(7,021)	18,167	715
Class T	—	—	—	—	—	—	—	—
Class F-1	23,756	932	7,048	273	(15,687)	(623)	15,117	582
Class F-2	243,308	9,348	86,049	3,317	(168,419)	(6,514)	160,938	6,151
Class F-3	43,648	1,682	19,138	740	(46,951)	(1,810)	15,835	612
Class 529-A	251,729	9,773	157,223	6,113	(160,108)	(6,237)	248,844	9,649
Class 529-C	16,004	653	6,246	253	(23,155)	(943)	(905)	(37)
Class 529-E	8,426	329	5,587	220	(7,453)	(294)	6,560	255
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	78,831	3,037	27,616	1,072	(32,134)	(1,239)	74,313	2,870
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	3,946	154	1,145	44	(807)	(31)	4,284	167
Class ABLE-F-2	402	15	69	3	(59)	(2)	412	16
Class R-1	3,941	160	2,879	116	(3,050)	(119)	3,770	157
Class R-2	35,691	1,450	14,907	604	(37,528)	(1,528)	13,070	526
Class R-2E	1,022	42	659	26	(1,535)	(59)	146	9
Class R-3	46,779	1,859	17,153	674	(30,417)	(1,206)	33,515	1,327
Class R-4	12,093	472	6,671	259	(15,083)	(599)	3,681	132
Class R-5E	15,985	627	5,514	215	(11,672)	(464)	9,827	378
Class R-5	13,916	525	2,359	90	(7,198)	(277)	9,077	338
Class R-6	81,862	3,153	21,415	823	(42,558)	(1,647)	60,719	2,329
Total net increase (decrease)	$1,995,634	78,015	$1,118,787	43,532	$(1,598,250)	(62,790)	$1,516,171	58,757
Year ended October 31, 2024
Class A	$1,562,888	65,200	$156,475	6,970	$(1,285,736)	(53,287)	$433,627	18,883
Class C	192,219	8,360	10,976	507	(329,516)	(14,317)	(126,321)	(5,450)
Class T	—	—	—	—	—	—	—	—
Class F-1	26,852	1,115	1,676	74	(26,944)	(1,113)	1,584	76
Class F-2	334,163	13,844	22,314	989	(248,233)	(10,296)	108,244	4,537
Class F-3	65,853	2,677	4,944	220	(49,894)	(2,053)	20,903	844
Class 529-A	401,367	16,809	34,788	1,553	(244,525)	(10,153)	191,630	8,209
Class 529-C	25,047	1,092	1,045	48	(39,819)	(1,739)	(13,727)	(599)
Class 529-E	12,688	540	1,134	51	(7,872)	(331)	5,950	260
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	98,026	4,048	6,181	276	(44,715)	(1,862)	59,492	2,462
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	4,956	210	221	10	(958)	(40)	4,219	180
Class ABLE-F-2	490	21	10	— †	(74)	(3)	426	18
Class R-1	5,648	242	443	20	(3,909)	(173)	2,182	89
Class R-2	48,264	2,108	2,531	117	(62,859)	(2,733)	(12,064)	(508)
Class R-2E	3,253	141	164	8	(5,810)	(236)	(2,393)	(87)
Class R-3	72,331	3,070	3,550	160	(57,166)	(2,423)	18,715	807
Class R-4	21,527	887	1,551	69	(18,885)	(774)	4,193	182
Class R-5E	26,479	1,103	1,268	57	(16,208)	(671)	11,539	489
Class R-5	5,496	226	695	31	(10,203)	(405)	(4,012)	(148)
Class R-6	106,078	4,320	4,690	207	(50,158)	(2,059)	60,610	2,468
Total net increase (decrease)	$3,013,625	126,013	$254,656	11,367	$(2,503,484)	(104,668)	$764,797	32,712
Refer to the end of the table(s) for footnote(s).

43	American Funds Portfolio Series

Growth and Income Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$866,126	44,671	$479,355	24,926	$(847,042)	(43,826)	$498,439	25,771
Class C	93,038	4,830	38,390	2,010	(168,470)	(8,795)	(37,042)	(1,955)
Class T	—	—	—	—	—	—	—	—
Class F-1	25,545	1,316	8,263	430	(25,187)	(1,296)	8,621	450
Class F-2	189,790	9,738	61,832	3,210	(171,280)	(8,827)	80,342	4,121
Class F-3	39,499	2,033	14,700	764	(48,944)	(2,514)	5,255	283
Class 529-A	115,839	5,958	54,076	2,815	(98,658)	(5,085)	71,257	3,688
Class 529-C	9,468	490	2,330	122	(14,094)	(728)	(2,296)	(116)
Class 529-E	2,465	127	1,815	95	(5,118)	(265)	(838)	(43)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	27,252	1,400	8,391	437	(14,900)	(766)	20,743	1,071
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	2,379	122	552	29	(705)	(37)	2,226	114
Class ABLE-F-2	219	11	48	2	(64)	(3)	203	10
Class R-1	2,377	123	878	46	(1,868)	(97)	1,387	72
Class R-2	19,214	1,003	8,120	426	(32,132)	(1,685)	(4,798)	(256)
Class R-2E	1,668	87	667	35	(1,777)	(91)	558	31
Class R-3	27,072	1,413	8,304	434	(23,897)	(1,242)	11,479	605
Class R-4	9,529	494	3,327	173	(9,265)	(477)	3,591	190
Class R-5E	6,844	354	1,828	95	(5,447)	(285)	3,225	164
Class R-5	15,821	801	1,292	67	(2,437)	(126)	14,676	742
Class R-6	116,557	5,980	26,811	1,391	(73,165)	(3,784)	70,203	3,587
Total net increase (decrease)	$1,570,702	80,951	$720,982	37,507	$(1,544,450)	(79,929)	$747,234	38,529
Year ended October 31, 2024
Class A	$1,441,265	78,705	$299,292	16,544	$(1,373,672)	(74,931)	$366,885	20,318
Class C	151,436	8,355	22,125	1,247	(336,262)	(18,566)	(162,701)	(8,964)
Class T	—	—	—	—	—	—	—	—
Class F-1	35,153	1,920	5,185	287	(44,408)	(2,427)	(4,070)	(220)
Class F-2	385,421	21,041	38,729	2,131	(316,410)	(17,334)	107,740	5,838
Class F-3	82,690	4,534	9,625	530	(62,270)	(3,399)	30,045	1,665
Class 529-A	196,416	10,731	32,988	1,825	(165,614)	(9,045)	63,790	3,511
Class 529-C	16,543	907	1,312	74	(26,437)	(1,452)	(8,582)	(471)
Class 529-E	5,446	298	1,131	63	(7,850)	(428)	(1,273)	(67)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	46,372	2,529	5,105	281	(28,105)	(1,529)	23,372	1,281
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	3,480	190	292	16	(1,026)	(56)	2,746	150
Class ABLE-F-2	495	27	24	1	(43)	(2)	476	26
Class R-1	3,220	177	427	24	(3,060)	(169)	587	32
Class R-2	34,847	1,925	4,524	256	(56,860)	(3,115)	(17,489)	(934)
Class R-2E	3,489	196	499	28	(11,182)	(605)	(7,194)	(381)
Class R-3	48,938	2,701	4,712	263	(34,853)	(1,907)	18,797	1,057
Class R-4	16,709	908	2,252	125	(23,949)	(1,304)	(4,988)	(271)
Class R-5E	12,970	713	1,099	61	(8,039)	(438)	6,030	336
Class R-5	3,625	196	827	45	(4,350)	(237)	102	4
Class R-6	219,615	11,817	15,536	852	(111,380)	(6,047)	123,771	6,622
Total net increase (decrease)	$2,708,130	147,870	$445,685	24,653	$(2,615,770)	(142,991)	$538,045	29,532
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	44

Moderate Growth and Income Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$570,800	31,092	$256,102	14,071	$(727,423)	(39,666)	$99,479	5,497
Class C	57,358	3,146	18,761	1,037	(134,802)	(7,420)	(58,683)	(3,237)
Class T	—	—	—	—	—	—	—	—
Class F-1	6,726	366	2,764	152	(13,091)	(713)	(3,601)	(195)
Class F-2	152,522	8,295	34,352	1,884	(153,076)	(8,347)	33,798	1,832
Class F-3	26,898	1,471	9,832	540	(50,675)	(2,753)	(13,945)	(742)
Class 529-A	55,904	3,035	17,619	968	(63,531)	(3,459)	9,992	544
Class 529-C	5,134	280	807	44	(8,885)	(485)	(2,944)	(161)
Class 529-E	828	45	473	26	(2,036)	(111)	(735)	(40)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	15,271	831	3,192	175	(15,811)	(866)	2,652	140
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	2,125	116	302	17	(656)	(36)	1,771	97
Class ABLE-F-2	283	15	26	1	(19)	(1)	290	15
Class R-1	939	51	233	13	(1,258)	(69)	(86)	(5)
Class R-2	11,193	615	3,074	170	(16,692)	(916)	(2,425)	(131)
Class R-2E	612	33	195	11	(414)	(23)	393	21
Class R-3	18,443	1,009	3,793	209	(15,632)	(857)	6,604	361
Class R-4	6,875	373	2,271	125	(13,364)	(726)	(4,218)	(228)
Class R-5E	5,098	278	915	51	(6,408)	(360)	(395)	(31)
Class R-5	12,931	694	917	50	(1,248)	(67)	12,600	677
Class R-6	123,848	6,756	18,144	995	(88,188)	(4,802)	53,804	2,949
Total net increase (decrease)	$1,073,788	58,501	$373,772	20,539	$(1,313,209)	(71,677)	$134,351	7,363
Year ended October 31, 2024
Class A	$1,085,299	62,233	$212,337	12,155	$(1,189,449)	(68,200)	$108,187	6,188
Class C	103,646	5,977	14,304	831	(300,880)	(17,440)	(182,930)	(10,632)
Class T	—	—	—	—	—	—	—	—
Class F-1	13,952	799	2,412	138	(25,048)	(1,444)	(8,684)	(507)
Class F-2	241,913	13,855	29,499	1,684	(247,631)	(14,184)	23,781	1,355
Class F-3	60,544	3,468	8,613	492	(55,642)	(3,197)	13,515	763
Class 529-A	104,450	5,995	14,562	834	(116,833)	(6,694)	2,179	135
Class 529-C	10,426	600	602	35	(16,835)	(971)	(5,807)	(336)
Class 529-E	2,339	135	388	22	(4,304)	(248)	(1,577)	(91)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	25,864	1,486	2,659	152	(22,276)	(1,273)	6,247	365
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	3,129	180	213	12	(1,018)	(58)	2,324	134
Class ABLE-F-2	329	19	17	1	(129)	(7)	217	13
Class R-1	1,220	71	169	10	(2,604)	(151)	(1,215)	(70)
Class R-2	22,156	1,279	2,143	124	(33,864)	(1,949)	(9,565)	(546)
Class R-2E	1,348	78	170	10	(4,224)	(243)	(2,706)	(155)
Class R-3	28,426	1,640	2,998	173	(39,993)	(2,316)	(8,569)	(503)
Class R-4	21,471	1,226	1,861	106	(17,813)	(1,021)	5,519	311
Class R-5E	12,179	695	697	40	(7,490)	(430)	5,386	305
Class R-5	2,408	137	766	44	(4,545)	(262)	(1,371)	(81)
Class R-6	122,707	7,037	15,630	891	(109,843)	(6,294)	28,494	1,634
Total net increase (decrease)	$1,863,806	106,910	$310,040	17,754	$(2,200,421)	(126,382)	$(26,575)	(1,718)
Refer to the end of the table(s) for footnote(s).

45	American Funds Portfolio Series

Conservative Growth and Income Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$442,959	33,064	$186,028	14,054	$(481,688)	(35,969)	$147,299	11,149
Class C	42,079	3,161	13,368	1,016	(70,166)	(5,272)	(14,719)	(1,095)
Class T	—	—	—	—	—	—	—	—
Class F-1	36,320	2,710	3,537	267	(17,773)	(1,327)	22,084	1,650
Class F-2	156,271	11,642	24,153	1,820	(102,833)	(7,665)	77,591	5,797
Class F-3	31,501	2,338	5,365	405	(22,475)	(1,677)	14,391	1,066
Class 529-A	44,794	3,342	11,162	844	(46,257)	(3,457)	9,699	729
Class 529-C	4,270	319	687	52	(5,188)	(390)	(231)	(19)
Class 529-E	1,270	95	257	19	(1,799)	(133)	(272)	(19)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	15,607	1,160	2,197	166	(16,394)	(1,216)	1,410	110
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	1,097	82	179	13	(221)	(16)	1,055	79
Class ABLE-F-2	82	6	13	1	(85)	(6)	10	1
Class R-1	479	36	99	8	(105)	(8)	473	36
Class R-2	6,045	458	1,301	99	(5,708)	(428)	1,638	129
Class R-2E	569	43	59	4	(32)	(2)	596	45
Class R-3	9,550	714	1,479	112	(6,363)	(480)	4,666	346
Class R-4	5,062	378	1,146	87	(3,707)	(280)	2,501	185
Class R-5E	5,462	419	312	23	(2,016)	(151)	3,758	291
Class R-5	5,061	376	435	33	(1,133)	(84)	4,363	325
Class R-6	48,760	3,622	5,527	417	(28,948)	(2,150)	25,339	1,889
Total net increase (decrease)	$857,238	63,965	$257,305	19,440	$(812,891)	(60,711)	$301,652	22,694
Year ended October 31, 2024
Class A	$605,765	46,642	$261,160	20,160	$(871,813)	(67,389)	$(4,888)	(587)
Class C	61,756	4,787	20,038	1,559	(161,952)	(12,630)	(80,158)	(6,284)
Class T	—	—	—	—	—	—	—	—
Class F-1	32,732	2,513	4,336	334	(23,383)	(1,797)	13,685	1,050
Class F-2	194,072	14,909	31,329	2,413	(186,879)	(14,405)	38,522	2,917
Class F-3	55,213	4,200	6,252	482	(31,116)	(2,397)	30,349	2,285
Class 529-A	90,777	7,011	14,900	1,150	(78,139)	(6,039)	27,538	2,122
Class 529-C	8,414	652	957	74	(11,682)	(910)	(2,311)	(184)
Class 529-E	2,125	165	380	29	(2,920)	(227)	(415)	(33)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	19,118	1,481	2,935	227	(16,046)	(1,238)	6,007	470
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	1,284	99	214	17	(615)	(48)	883	68
Class ABLE-F-2	137	11	16	1	(14)	(1)	139	11
Class R-1	857	68	115	9	(633)	(50)	339	27
Class R-2	7,541	586	1,768	137	(11,097)	(862)	(1,788)	(139)
Class R-2E	606	46	91	7	(1,405)	(108)	(708)	(55)
Class R-3	11,177	867	2,052	159	(13,597)	(1,050)	(368)	(24)
Class R-4	5,139	393	1,576	122	(7,938)	(617)	(1,223)	(102)
Class R-5E	3,503	274	457	35	(3,847)	(296)	113	13
Class R-5	4,660	359	517	40	(2,409)	(187)	2,768	212
Class R-6	55,237	4,230	6,811	524	(37,877)	(2,924)	24,171	1,830
Total net increase (decrease)	$1,160,113	89,293	$355,907	27,479	$(1,463,362)	(113,175)	$52,658	3,597
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	46

Tax-Aware Conservative Growth and Income Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$296,330	18,523	$148,239	9,411	$(259,837)	(16,343)	$184,732	11,591
Class C	22,307	1,405	10,982	703	(39,637)	(2,507)	(6,348)	(399)
Class T	—	—	—	—	—	—	—	—
Class F-1	40,977	2,555	11,061	703	(35,541)	(2,242)	16,497	1,016
Class F-2	77,220	4,805	24,311	1,541	(62,000)	(3,894)	39,531	2,452
Class F-3	15,006	938	6,486	411	(11,866)	(745)	9,626	604
Total net increase (decrease)	$451,840	28,226	$201,079	12,769	$(408,881)	(25,731)	$244,038	15,264
Year ended October 31, 2024
Class A	$486,633	31,128	$143,298	9,343	$(460,015)	(29,782)	$169,916	10,689
Class C	42,745	2,767	11,031	729	(90,637)	(5,888)	(36,861)	(2,392)
Class T	—	—	—	—	—	—	—	—
Class F-1	61,395	3,899	10,418	680	(62,768)	(4,066)	9,045	513
Class F-2	135,189	8,668	22,346	1,452	(99,862)	(6,486)	57,673	3,634
Class F-3	33,747	2,169	6,198	403	(20,994)	(1,363)	18,951	1,209
Total net increase (decrease)	$759,709	48,631	$193,291	12,607	$(734,276)	(47,585)	$218,724	13,653
Refer to the end of the table(s) for footnote(s).

47	American Funds Portfolio Series

Preservation Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$219,851	23,283	$24,471	2,597	$(264,326)	(28,011)	$(20,004)	(2,131)
Class C	6,130	649	783	84	(12,330)	(1,310)	(5,417)	(577)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,146	121	317	34	(2,473)	(262)	(1,010)	(107)
Class F-2	35,121	3,720	3,213	341	(47,761)	(5,059)	(9,427)	(998)
Class F-3	5,292	561	963	102	(7,903)	(838)	(1,648)	(175)
Class 529-A	30,224	3,201	3,420	363	(27,955)	(2,969)	5,689	595
Class 529-C	3,029	322	139	14	(2,503)	(266)	665	70
Class 529-E	862	92	77	8	(742)	(79)	197	21
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	13,143	1,393	1,175	125	(8,020)	(852)	6,298	666
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	328	35	31	3	(197)	(21)	162	17
Class ABLE-F-2	43	4	6	1	(20)	(2)	29	3
Class R-1	88	9	13	1	(14)	(1)	87	9
Class R-2	3,441	365	290	31	(3,906)	(416)	(175)	(20)
Class R-2E	49	5	4	— †	(43)	(4)	10	1
Class R-3	3,230	342	480	51	(5,480)	(581)	(1,770)	(188)
Class R-4	2,691	285	220	23	(1,498)	(159)	1,413	149
Class R-5E	715	76	80	9	(753)	(80)	42	5
Class R-5	948	100	73	7	(1,914)	(203)	(893)	(96)
Class R-6	19,054	2,018	782	83	(16,840)	(1,781)	2,996	320
Total net increase (decrease)	$345,385	36,581	$36,537	3,877	$(404,678)	(42,894)	$(22,756)	(2,436)
Year ended October 31, 2024
Class A	$335,619	35,717	$51,252	5,463	$(544,382)	(58,037)	$(157,511)	(16,857)
Class C	7,613	813	1,972	211	(31,845)	(3,405)	(22,260)	(2,381)
Class T	—	—	—	—	—	—	—	—
Class F-1	708	75	750	80	(7,001)	(744)	(5,543)	(589)
Class F-2	59,261	6,305	6,997	746	(96,475)	(10,284)	(30,217)	(3,233)
Class F-3	15,924	1,697	2,521	269	(34,153)	(3,623)	(15,708)	(1,657)
Class 529-A	56,305	5,993	6,708	715	(61,452)	(6,539)	1,561	169
Class 529-C	4,212	450	277	30	(5,897)	(630)	(1,408)	(150)
Class 529-E	1,345	143	154	16	(1,615)	(172)	(116)	(13)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	23,407	2,490	1,944	207	(16,126)	(1,716)	9,225	981
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	521	55	54	6	(331)	(35)	244	26
Class ABLE-F-2	149	16	8	1	(41)	(5)	116	12
Class R-1	231	25	20	2	(201)	(22)	50	5
Class R-2	3,740	398	597	64	(5,904)	(630)	(1,567)	(168)
Class R-2E	86	9	7	1	(412)	(44)	(319)	(34)
Class R-3	6,180	658	994	106	(7,577)	(808)	(403)	(44)
Class R-4	1,207	128	437	47	(2,410)	(256)	(766)	(81)
Class R-5E	1,268	134	134	14	(552)	(59)	850	89
Class R-5	2,328	247	184	20	(1,887)	(199)	625	68
Class R-6	16,906	1,798	1,444	154	(11,791)	(1,256)	6,559	696
Total net increase (decrease)	$537,010	57,151	$76,454	8,152	$(830,052)	(88,464)	$(216,588)	(23,161)
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	48

Tax-Exempt Preservation Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$32,750	3,413	$4,270	446	$(40,678)	(4,237)	$(3,658)	(378)
Class C	493	51	91	10	(2,207)	(230)	(1,623)	(169)
Class T	—	—	—	—	—	—	—	—
Class F-1	53	6	23	2	(248)	(26)	(172)	(18)
Class F-2	30,723	3,193	814	84	(33,831)	(3,514)	(2,294)	(237)
Class F-3	649	67	84	9	(2,315)	(241)	(1,582)	(165)
Total net increase (decrease)	$64,668	6,730	$5,282	551	$(79,279)	(8,248)	$(9,329)	(967)
Year ended October 31, 2024
Class A	$44,091	4,615	$7,719	808	$(104,900)	(11,007)	$(53,090)	(5,584)
Class C	581	61	200	21	(7,560)	(792)	(6,779)	(710)
Class T	—	—	—	—	—	—	—	—
Class F-1	74	8	42	5	(456)	(48)	(340)	(35)
Class F-2	14,569	1,528	1,451	152	(29,031)	(3,047)	(13,011)	(1,367)
Class F-3	2,980	314	172	18	(3,342)	(351)	(190)	(19)
Total net increase (decrease)	$62,295	6,526	$9,584	1,004	$(145,289)	(15,245)	$(73,410)	(7,715)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.

49	American Funds Portfolio Series

Financial highlights
Global Growth Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6,7]	$23.34	$.15	$(.21 )	$(.06 )	$(.15 )	$(.82 )	$(.97 )	$22.31	(.35 )%[8]	$3,201	.36%[9]	.36%[9]	.81%[9]	1.30%[9]
10/31/2024	17.86	.18	5.50	5.68	(.20 )	—	(.20 )	23.34	31.92	3,307.36		.36	.80	.83
10/31/2023	17.43	.14	1.62	1.76	(.14 )	(1.19)	(1.33)	17.86	10.74	2,635.37		.37	.81	.75
10/31/2022	25.43	.12	(7.31)	(7.19)	(.10 )	(.71 )	(.81 )	17.43	(29.17)	2,449.36		.36	.80	.57
10/31/2021	18.70	.06	6.84	6.90	(.06 )	(.11 )	(.17 )	25.43	37.07	3,473.37		.37	.80	.25
10/31/2020	17.19	.14	2.24	2.38	(.16 )	(.71 )	(.87 )	18.70	14.09	2,294.38		.38	.82	.83
Class C:
4/30/2025[6,7]	22.62	.06	(.19 )	(.13 )	—	(.82 )	(.82 )	21.67	(.68 )[8]	312	1.11 [9]	1.11 [9]	1.56 [9]	.57 [9]
10/31/2024	17.32	.03	5.32	5.35	(.05 )	—	(.05 )	22.62	30.90	345	1.11	1.11	1.55	.12
10/31/2023	16.92	— [10]	1.59	1.59	—	(1.19)	(1.19)	17.32	9.97	317	1.13	1.13	1.57	.02
10/31/2022	24.81	(.03 )	(7.15)	(7.18)	—	(.71 )	(.71 )	16.92	(29.77)	328	1.12	1.12	1.56	(.17 )
10/31/2021	18.33	(.11 )	6.70	6.59	—	(.11 )	(.11 )	24.81	36.07	522	1.10	1.10	1.53	(.47 )
10/31/2020	16.87	.02	2.18	2.20	(.03 )	(.71 )	(.74 )	18.33	13.25	402	1.13	1.13	1.57	.10
Class T:
4/30/2025[6,7]	23.40	.18	(.20 )	(.02 )	(.21 )	(.82 )	(1.03)	22.35	(.19 )[8,11]	— [12]	.11 [9,11]	.11 [9,11]	.56 [9,11]	1.58 [9,11]
10/31/2024	17.91	.23	5.51	5.74	(.25 )	—	(.25 )	23.40	32.23 [11]	— [12]	.12 [11]	.12 [11]	.56 [11]	1.06 [11]
10/31/2023	17.47	.20	1.62	1.82	(.19 )	(1.19)	(1.38)	17.91	11.10 [11]	— [12]	.09 [11]	.09 [11]	.53 [11]	1.07 [11]
10/31/2022	25.49	.17	(7.32)	(7.15)	(.16 )	(.71 )	(.87 )	17.47	(29.02)[11]	— [12]	.11 [11]	.11 [11]	.55 [11]	.84 [11]
10/31/2021	18.74	.12	6.84	6.96	(.10 )	(.11 )	(.21 )	25.49	37.36 [11]	— [12]	.13 [11]	.13 [11]	.56 [11]	.50 [11]
10/31/2020	17.22	.19	2.24	2.43	(.20 )	(.71 )	(.91 )	18.74	14.39 [11]	— [12]	.14 [11]	.14 [11]	.58 [11]	1.11 [11]
Class F-1:
4/30/2025[6,7]	23.39	.15	(.20 )	(.05 )	(.15 )	(.82 )	(.97 )	22.37	(.32 )[8]	54	.38 [9]	.38 [9]	.83 [9]	1.29 [9]
10/31/2024	17.90	.17	5.51	5.68	(.19 )	—	(.19 )	23.39	31.86	57.38		.38	.82	.78
10/31/2023	17.45	.14	1.63	1.77	(.13 )	(1.19)	(1.32)	17.90	10.78	45.38		.38	.82	.78
10/31/2022	25.47	.12	(7.34)	(7.22)	(.09 )	(.71 )	(.80 )	17.45	(29.23)	49.39		.39	.83	.58
10/31/2021	18.73	.08	6.83	6.91	(.06 )	(.11 )	(.17 )	25.47	37.05	78.38		.38	.81	.34
10/31/2020	17.21	.14	2.25	2.39	(.16 )	(.71 )	(.87 )	18.73	14.14	90.38		.38	.82	.83
Class F-2:
4/30/2025[6,7]	23.48	.18	(.20 )	(.02 )	(.21 )	(.82 )	(1.03)	22.43	(.20 )[8]	567	.12 [9]	.12 [9]	.57 [9]	1.56 [9]
10/31/2024	17.97	.24	5.51	5.75	(.24 )	—	(.24 )	23.48	32.21	625.11		.11	.55	1.08
10/31/2023	17.52	.19	1.63	1.82	(.18 )	(1.19)	(1.37)	17.97	11.09	514.12		.12	.56	1.02
10/31/2022	25.58	.18	(7.37)	(7.19)	(.16 )	(.71 )	(.87 )	17.52	(29.06)	485.12		.12	.56	.85
10/31/2021	18.79	.12	6.88	7.00	(.10 )	(.11 )	(.21 )	25.58	37.50	795.11		.11	.54	.49
10/31/2020	17.27	.19	2.24	2.43	(.20 )	(.71 )	(.91 )	18.79	14.36	464.12		.12	.56	1.10
Class F-3:
4/30/2025[6,7]	23.44	.19	(.19 )	— [10]	(.24 )	(.82 )	(1.06)	22.38	(.13 )[8]	262	.01 [9]	.01 [9]	.46 [9]	1.67 [9]
10/31/2024	17.93	.25	5.52	5.77	(.26 )	—	(.26 )	23.44	32.41	281.01		.01	.45	1.15
10/31/2023	17.50	.21	1.62	1.83	(.21 )	(1.19)	(1.40)	17.93	11.15	204.01		.01	.45	1.14
10/31/2022	25.54	.18	(7.32)	(7.14)	(.19 )	(.71 )	(.90 )	17.50	(28.96)	197.01		.01	.45	.90
10/31/2021	18.76	.14	6.87	7.01	(.12 )	(.11 )	(.23 )	25.54	37.62	254.01		.01	.44	.58
10/31/2020	17.24	.17	2.28	2.45	(.22 )	(.71 )	(.93 )	18.76	14.51	142.02		.02	.46	.98
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	50

Financial highlights (continued)
Global Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2025[6,7]	$23.27	$.14	$(.19 )	$(.05 )	$(.15 )	$(.82 )	$(.97 )	$22.25	(.33 )%[8]	$782	.39%[9]	.39%[9]	.84%[9]	1.25%[9]
10/31/2024	17.81	.17	5.48	5.65	(.19 )	—	(.19 )	23.27	31.86	781.40		.40	.84	.77
10/31/2023	17.38	.13	1.62	1.75	(.13 )	(1.19)	(1.32)	17.81	10.73	595.42		.42	.86	.70
10/31/2022	25.38	.11	(7.30)	(7.19)	(.10 )	(.71 )	(.81 )	17.38	(29.24)	523.40		.40	.84	.52
10/31/2021	18.66	.05	6.84	6.89	(.06 )	(.11 )	(.17 )	25.38	37.08	699.40		.40	.83	.22
10/31/2020	17.16	.13	2.23	2.36	(.15 )	(.71 )	(.86 )	18.66	14.03	449.42		.42	.86	.75
Class 529-C:
4/30/2025[6,7]	22.61	.06	(.20 )	(.14 )	—	(.82 )	(.82 )	21.65	(.73 )[8]	31	1.14 [9]	1.14 [9]	1.59 [9]	.54 [9]
10/31/2024	17.30	.01	5.33	5.34	(.03 )	—	(.03 )	22.61	30.89	35	1.16	1.16	1.60	.05
10/31/2023	16.92	(.01 )	1.58	1.57	—	(1.19)	(1.19)	17.30	9.84	31	1.19	1.19	1.63	(.03 )
10/31/2022	24.80	(.04 )	(7.13)	(7.17)	—	(.71 )	(.71 )	16.92	(29.74)	34	1.16	1.16	1.60	(.20 )
10/31/2021	18.33	(.12 )	6.70	6.58	—	(.11 )	(.11 )	24.80	36.02	59	1.15	1.15	1.58	(.52 )
10/31/2020	16.87	.03	2.16	2.19	(.02 )	(.71 )	(.73 )	18.33	13.17	47	1.19	1.19	1.63	.19
Class 529-E:
4/30/2025[6,7]	23.09	.12	(.20 )	(.08 )	(.10 )	(.82 )	(.92 )	22.09	(.43 )[8]	23	.63 [9]	.63 [9]	1.08 [9]	1.03 [9]
10/31/2024	17.67	.12	5.45	5.57	(.15 )	—	(.15 )	23.09	31.61	24.63		.63	1.07	.54
10/31/2023	17.26	.09	1.60	1.69	(.09 )	(1.19)	(1.28)	17.67	10.41	18.64		.64	1.08	.48
10/31/2022	25.20	.06	(7.25)	(7.19)	(.04 )	(.71 )	(.75 )	17.26	(29.37)	16.63		.63	1.07	.30
10/31/2021	18.54	— [10]	6.78	6.78	(.01 )	(.11 )	(.12 )	25.20	36.73	22.62		.62	1.05	— [13]
10/31/2020	17.06	.10	2.21	2.31	(.12 )	(.71 )	(.83 )	18.54	13.78	15.63		.63	1.07	.58
Class 529-T:
4/30/2025[6,7]	23.39	.17	(.20 )	(.03 )	(.20 )	(.82 )	(1.02)	22.34	(.24 )[8,11]	— [12]	.15 [9,11]	.15 [9,11]	.60 [9,11]	1.49 [9,11]
10/31/2024	17.90	.22	5.51	5.73	(.24 )	—	(.24 )	23.39	32.17 [11]	— [12]	.17 [11]	.17 [11]	.61 [11]	1.00 [11]
10/31/2023	17.46	.18	1.63	1.81	(.18 )	(1.19)	(1.37)	17.90	11.04 [11]	— [12]	.16 [11]	.16 [11]	.60 [11]	.96 [11]
10/31/2022	25.48	.16	(7.32)	(7.16)	(.15 )	(.71 )	(.86 )	17.46	(29.07)[11]	— [12]	.16 [11]	.16 [11]	.60 [11]	.78 [11]
10/31/2021	18.73	.10	6.85	6.95	(.09 )	(.11 )	(.20 )	25.48	37.32 [11]	— [12]	.18 [11]	.18 [11]	.61 [11]	.44 [11]
10/31/2020	17.21	.18	2.24	2.42	(.19 )	(.71 )	(.90 )	18.73	14.36 [11]	— [12]	.19 [11]	.19 [11]	.63 [11]	1.02 [11]
Class 529-F-1:
4/30/2025[6,7]	23.38	.17	(.19 )	(.02 )	(.20 )	(.82 )	(1.02)	22.34	(.21 )[8,11]	— [12]	.18 [9,11]	.18 [9,11]	.63 [9,11]	1.46 [9,11]
10/31/2024	17.89	.21	5.51	5.72	(.23 )	—	(.23 )	23.38	32.14 [11]	— [12]	.19 [11]	.19 [11]	.63 [11]	.98 [11]
10/31/2023	17.46	.17	1.62	1.79	(.17 )	(1.19)	(1.36)	17.89	10.94 [11]	— [12]	.19 [11]	.19 [11]	.63 [11]	.92 [11]
10/31/2022	25.48	.15	(7.32)	(7.17)	(.14 )	(.71 )	(.85 )	17.46	(29.07)[11]	— [12]	.20 [11]	.20 [11]	.64 [11]	.73 [11]
10/31/2021	18.75	.10	6.86	6.96	(.12 )	(.11 )	(.23 )	25.48	37.32 [11]	— [12]	.19 [11]	.19 [11]	.62 [11]	.43 [11]
10/31/2020	17.23	.17	2.25	2.42	(.19 )	(.71 )	(.90 )	18.75	14.35 [11]	— [12]	.18 [11]	.18 [11]	.62 [11]	.97 [11]
Class 529-F-2:
4/30/2025[6,7]	23.34	.17	(.19 )	(.02 )	(.21 )	(.82 )	(1.03)	22.29	(.20 )[8]	165	.13 [9]	.13 [9]	.58 [9]	1.50 [9]
10/31/2024	17.86	.22	5.51	5.73	(.25 )	—	(.25 )	23.34	32.25	158.13		.13	.57	1.01
10/31/2023	17.43	.18	1.62	1.80	(.18 )	(1.19)	(1.37)	17.86	11.06	113.11		.11	.55	.98
10/31/2022	25.44	.15	(7.30)	(7.15)	(.15 )	(.71 )	(.86 )	17.43	(29.05)	91.13		.13	.57	.76
10/31/2021	18.70	.10	6.85	6.95	(.10 )	(.11 )	(.21 )	25.44	37.36	106.17		.17	.60	.43
10/31/2020[6,14]	18.70	—	—	—	—	—	—	18.70	—	56	—	—	—	—
Refer to the end of the table(s) for footnote(s).

51	American Funds Portfolio Series

Financial highlights (continued)
Global Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
4/30/2025[6,7]	$23.34	$.18	$(.20 )	$(.02 )	$(.22 )	$(.82 )	$(1.04)	$22.28	(.19 )%[8]	$— [12]	.06%[9]	.06%[9]	.51%[9]	1.59%[9]
10/31/2024	17.86	.24	5.49	5.73	(.25 )	—	(.25 )	23.34	32.29	— [12]	.06	.06	.50	1.10
10/31/2023	17.43	.19	1.62	1.81	(.19 )	(1.19)	(1.38)	17.86	11.11	— [12]	.08	.08	.52	1.04
10/31/2022	25.44	.17	(7.30)	(7.13)	(.17 )	(.71 )	(.88 )	17.43	(29.00)	— [12]	.08	.08	.52	.86
10/31/2021	18.70	.19	6.78	6.97	(.12 )	(.11 )	(.23 )	25.44	37.51	— [12]	.11	.07	.50	.79
10/31/2020[6,14]	18.70	—	—	—	—	—	—	18.70	—	— [12]	—	—	—	—
Class ABLE-A:
4/30/2025[6,7]	23.24	.15	(.19 )	(.04 )	(.17 )	(.82 )	(.99 )	22.21	(.27 )[8]	5	.31 [9]	.26 [9]	.71 [9]	1.35 [9]
10/31/2024	17.78	.18	5.49	5.67	(.21 )	—	(.21 )	23.24	32.06	5.31		.25	.69	.84
10/31/2023	17.35	.15	1.63	1.78	(.16 )	(1.19)	(1.35)	17.78	10.93	3.31		.25	.69	.80
10/31/2022	25.34	.12	(7.26)	(7.14)	(.14 )	(.71 )	(.85 )	17.35	(29.13)	2.30		.24	.68	.62
10/31/2021	18.60	.09	6.83	6.92	(.07 )	(.11 )	(.18 )	25.34	37.37	2.24		.18	.61	.40
10/31/2020	17.12	.11	2.26	2.37	(.18 )	(.71 )	(.89 )	18.60	14.11	1.42		.35	.79	.63
Class ABLE-F-2:
4/30/2025[6,7]	23.36	.18	(.19 )	(.01 )	(.21 )	(.82 )	(1.03)	22.32	(.14 )[8]	1	.12 [9]	.06 [9]	.51 [9]	1.58 [9]
10/31/2024	17.87	.22	5.51	5.73	(.24 )	—	(.24 )	23.36	32.27	1.12		.07	.51	1.02
10/31/2023	17.44	.17	1.64	1.81	(.19 )	(1.19)	(1.38)	17.87	11.08	— [12]	.13	.07	.51	.91
10/31/2022	25.44	.14	(7.26)	(7.12)	(.17 )	(.71 )	(.88 )	17.44	(28.96)	— [12]	.12	.06	.50	.70
10/31/2021	18.70	.10	6.87	6.97	(.12 )	(.11 )	(.23 )	25.44	37.51	— [12]	.12	.05	.48	.40
10/31/2020[6,14]	18.70	—	—	—	—	—	—	18.70	—	— [12]	—	—	—	—
Class R-1:
4/30/2025[6,7]	22.80	.07	(.20 )	(.13 )	— [10]	(.82 )	(.82 )	21.85	(.66 )[8]	5	1.05 [9]	1.05 [9]	1.50 [9]	.62 [9]
10/31/2024	17.48	.03	5.37	5.40	(.08 )	—	(.08 )	22.80	30.97	5	1.05	1.05	1.49	.13
10/31/2023	17.04	.02	1.61	1.63	—	(1.19)	(1.19)	17.48	10.14	4.98		.98	1.42	.12
10/31/2022	24.95	(.01 )	(7.19)	(7.20)	—	(.71 )	(.71 )	17.04	(29.68)	4	1.02	1.02	1.46	(.07 )
10/31/2021	18.42	(.09 )	6.73	6.64	—	(.11 )	(.11 )	24.95	36.17	6	1.02	1.02	1.45	(.38 )
10/31/2020	16.95	.03	2.20	2.23	(.05 )	(.71 )	(.76 )	18.42	13.37	5	1.06	1.06	1.50	.16
Class R-2:
4/30/2025[6,7]	22.53	.06	(.19 )	(.13 )	—	(.82 )	(.82 )	21.58	(.68 )[8]	112	1.10 [9]	1.10 [9]	1.55 [9]	.56 [9]
10/31/2024	17.26	.03	5.31	5.34	(.07 )	—	(.07 )	22.53	30.96	116	1.09	1.09	1.53	.12
10/31/2023	16.87	.01	1.57	1.58	—	(1.19)	(1.19)	17.26	9.94	98	1.10	1.10	1.54	.03
10/31/2022	24.72	(.03 )	(7.11)	(7.14)	—	(.71 )	(.71 )	16.87	(29.71)	92	1.10	1.10	1.54	(.16 )
10/31/2021	18.26	(.11 )	6.68	6.57	—	(.11 )	(.11 )	24.72	36.10	134	1.10	1.10	1.53	(.47 )
10/31/2020	16.82	.02	2.18	2.20	(.05 )	(.71 )	(.76 )	18.26	13.27	98	1.11	1.11	1.55	.11
Class R-2E:
4/30/2025[6,7]	22.97	.09	(.19 )	(.10 )	—	(.82 )	(.82 )	22.05	(.54 )[8]	4	.82 [9]	.82 [9]	1.27 [9]	.78 [9]
10/31/2024	17.58	.10	5.40	5.50	(.11 )	—	(.11 )	22.97	31.38	4.81		.81	1.25	.49
10/31/2023	17.17	.05	1.61	1.66	(.06 )	(1.19)	(1.25)	17.58	10.25	5.81		.81	1.25	.30
10/31/2022	25.09	.02	(7.22)	(7.20)	(.01 )	(.71 )	(.72 )	17.17	(29.52)	5.82		.82	1.26	.10
10/31/2021	18.48	(.03 )	6.75	6.72	—	(.11 )	(.11 )	25.09	36.49	7.82		.82	1.25	(.15 )
10/31/2020	16.99	.06	2.21	2.27	(.07 )	(.71 )	(.78 )	18.48	13.57	6.82		.82	1.26	.33
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	52

Financial highlights (continued)
Global Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
4/30/2025[6,7]	$23.07	$.11	$(.19 )	$(.08 )	$(.09 )	$(.82 )	$(.91 )	$22.08	(.45 )%[8]	$105	.65%[9]	.65%[9]	1.10%[9]	.98%[9]
10/31/2024	17.67	.11	5.44	5.55	(.15 )	—	(.15 )	23.07	31.50	106.65		.65	1.09	.50
10/31/2023	17.25	.08	1.61	1.69	(.08 )	(1.19)	(1.27)	17.67	10.46	79.65		.65	1.09	.45
10/31/2022	25.19	.06	(7.25)	(7.19)	(.04 )	(.71 )	(.75 )	17.25	(29.40)	68.65		.65	1.09	.28
10/31/2021	18.53	(.01 )	6.79	6.78	(.01 )	(.11 )	(.12 )	25.19	36.73	94.65		.65	1.08	(.03 )
10/31/2020	17.05	.09	2.21	2.30	(.11 )	(.71 )	(.82 )	18.53	13.72	62.67		.67	1.11	.51
Class R-4:
4/30/2025[6,7]	23.28	.15	(.19 )	(.04 )	(.16 )	(.82 )	(.98 )	22.26	(.30 )[8]	55	.36 [9]	.36 [9]	.81 [9]	1.30 [9]
10/31/2024	17.82	.18	5.48	5.66	(.20 )	—	(.20 )	23.28	31.92	57.35		.35	.79	.81
10/31/2023	17.39	.14	1.62	1.76	(.14 )	(1.19)	(1.33)	17.82	10.82	43.36		.36	.80	.76
10/31/2022	25.39	.12	(7.30)	(7.18)	(.11 )	(.71 )	(.82 )	17.39	(29.20)	38.33		.33	.77	.58
10/31/2021	18.67	.06	6.84	6.90	(.07 )	(.11 )	(.18 )	25.39	37.12	49.34		.34	.77	.27
10/31/2020	17.17	.15	2.23	2.38	(.17 )	(.71 )	(.88 )	18.67	14.13	32.35		.35	.79	.89
Class R-5E:
4/30/2025[6,7]	23.29	.17	(.20 )	(.03 )	(.20 )	(.82 )	(1.02)	22.24	(.22 )[8]	33	.15 [9]	.15 [9]	.60 [9]	1.50 [9]
10/31/2024	17.82	.22	5.49	5.71	(.24 )	—	(.24 )	23.29	32.22	33.15		.15	.59	.99
10/31/2023	17.40	.16	1.63	1.79	(.18 )	(1.19)	(1.37)	17.82	10.98	23.15		.15	.59	.88
10/31/2022	25.40	.14	(7.27)	(7.13)	(.16 )	(.71 )	(.87 )	17.40	(29.05)	17.16		.16	.60	.72
10/31/2021	18.67	.10	6.84	6.94	(.10 )	(.11 )	(.21 )	25.40	37.39	18.15		.15	.58	.44
10/31/2020	17.17	.16	2.25	2.41	(.20 )	(.71 )	(.91 )	18.67	14.31	9.16		.16	.60	.91
Class R-5:
4/30/2025[6,7]	23.64	.14	(.16 )	(.02 )	(.22 )	(.82 )	(1.04)	22.58	(.19 )[8]	22	.07 [9]	.07 [9]	.52 [9]	1.25 [9]
10/31/2024	18.08	.27	5.54	5.81	(.25 )	—	(.25 )	23.64	32.35	15.06		.06	.50	1.23
10/31/2023	17.63	.19	1.64	1.83	(.19 )	(1.19)	(1.38)	18.08	11.12	14.06		.06	.50	1.05
10/31/2022	25.72	.18	(7.39)	(7.21)	(.17 )	(.71 )	(.88 )	17.63	(28.99)	12.06		.06	.50	.86
10/31/2021	18.90	.13	6.91	7.04	(.11 )	(.11 )	(.22 )	25.72	37.49	17.06		.06	.49	.55
10/31/2020	17.36	.20	2.26	2.46	(.21 )	(.71 )	(.92 )	18.90	14.47	11.07		.07	.51	1.14
Class R-6:
4/30/2025[6,7]	23.70	.19	(.19 )	— [10]	(.24 )	(.82 )	(1.06)	22.64	(.13 )[8]	163	.01 [9]	.01 [9]	.46 [9]	1.63 [9]
10/31/2024	18.13	.26	5.57	5.83	(.26 )	—	(.26 )	23.70	32.38	166.01		.01	.45	1.16
10/31/2023	17.68	.20	1.65	1.85	(.21 )	(1.19)	(1.40)	18.13	11.15	126.01		.01	.45	1.10
10/31/2022	25.79	.19	(7.40)	(7.21)	(.19 )	(.71 )	(.90 )	17.68	(28.95)	106.01		.01	.45	.92
10/31/2021	18.94	.14	6.94	7.08	(.12 )	(.11 )	(.23 )	25.79	37.63	146.01		.01	.44	.60
10/31/2020	17.40	.21	2.26	2.47	(.22 )	(.71 )	(.93 )	18.94	14.49	91.02		.02	.46	1.18
Refer to the end of the table(s) for footnote(s).

53	American Funds Portfolio Series

Financial highlights (continued)
Growth Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6,7]	$26.18	$.13	$(.37 )	$(.24 )	$(.12 )	$(1.36)	$(1.48)	$24.46	(1.20)%[8]	$11,881	.35%[9]	.35%[9]	.73%[9]	1.05%[9]
10/31/2024	19.36	.12	7.06	7.18	(.16 )	(.20 )	(.36 )	26.18	37.40	11,859.35		.35	.72	.51
10/31/2023	19.25	.09	1.77	1.86	(.06 )	(1.69)	(1.75)	19.36	10.73	8,407.37		.37	.75	.44
10/31/2022	27.69	.04	(7.57)	(7.53)	(.01 )	(.90 )	(.91 )	19.25	(28.11)	7,384.36		.36	.73	.16
10/31/2021	20.30	.06	8.12	8.18	(.10 )	(.69 )	(.79 )	27.69	41.12	9,462.36		.36	.73	.25
10/31/2020	18.76	.14	2.50	2.64	(.16 )	(.94 )	(1.10)	20.30	14.43	6,049.38		.38	.74	.71
Class C:
4/30/2025[6,7]	25.08	.04	(.35 )	(.31 )	—	(1.36)	(1.36)	23.41	(1.52)[8]	1,158	1.10 [9]	1.10 [9]	1.48 [9]	.31 [9]
10/31/2024	18.57	(.05 )	6.76	6.71	— [10]	(.20 )	(.20 )	25.08	36.34	1,223	1.10	1.10	1.47	(.20 )
10/31/2023	18.60	(.06 )	1.72	1.66	—	(1.69)	(1.69)	18.57	9.91	1,006	1.12	1.12	1.50	(.29 )
10/31/2022	26.98	(.12 )	(7.36)	(7.48)	—	(.90 )	(.90 )	18.60	(28.67)	1,011	1.11	1.11	1.48	(.58 )
10/31/2021	19.86	(.12 )	7.93	7.81	—	(.69 )	(.69 )	26.98	40.02	1,483	1.10	1.10	1.47	(.47 )
10/31/2020	18.38	— [10]	2.45	2.45	(.03 )	(.94 )	(.97 )	19.86	13.62	1,099	1.12	1.12	1.48	— [13]
Class T:
4/30/2025[6,7]	26.25	.17	(.37 )	(.20 )	(.18 )	(1.36)	(1.54)	24.51	(1.04)[8,11]	— [12]	.10 [9,11]	.10 [9,11]	.48 [9,11]	1.35 [9,11]
10/31/2024	19.42	.19	7.05	7.24	(.21 )	(.20 )	(.41 )	26.25	37.67 [11]	— [12]	.10 [11]	.10 [11]	.47 [11]	.78 [11]
10/31/2023	19.30	.15	1.77	1.92	(.11 )	(1.69)	(1.80)	19.42	11.08 [11]	— [12]	.09 [11]	.09 [11]	.47 [11]	.76 [11]
10/31/2022	27.74	.10	(7.58)	(7.48)	(.06 )	(.90 )	(.96 )	19.30	(27.91)[11]	— [12]	.10 [11]	.10 [11]	.47 [11]	.44 [11]
10/31/2021	20.34	.13	8.11	8.24	(.15 )	(.69 )	(.84 )	27.74	41.37 [11]	— [12]	.13 [11]	.13 [11]	.50 [11]	.50 [11]
10/31/2020	18.78	.20	2.51	2.71	(.21 )	(.94 )	(1.15)	20.34	14.79 [11]	— [12]	.13 [11]	.13 [11]	.49 [11]	1.03 [11]
Class F-1:
4/30/2025[6,7]	26.19	.13	(.37 )	(.24 )	(.11 )	(1.36)	(1.47)	24.48	(1.18)[8]	131	.38 [9]	.38 [9]	.76 [9]	1.01 [9]
10/31/2024	19.38	.12	7.04	7.16	(.15 )	(.20 )	(.35 )	26.19	37.29	125.37		.37	.74	.50
10/31/2023	19.25	.09	1.78	1.87	(.05 )	(1.69)	(1.74)	19.38	10.75	91.37		.37	.75	.45
10/31/2022	27.68	.03	(7.56)	(7.53)	—	(.90 )	(.90 )	19.25	(28.11)	95.38		.38	.75	.15
10/31/2021	20.30	.08	8.09	8.17	(.10 )	(.69 )	(.79 )	27.68	41.05	127.37		.37	.74	.31
10/31/2020	18.75	.14	2.51	2.65	(.16 )	(.94 )	(1.10)	20.30	14.48	115.38		.38	.74	.73
Class F-2:
4/30/2025[6,7]	26.37	.17	(.37 )	(.20 )	(.18 )	(1.36)	(1.54)	24.63	(1.04)[8]	1,606	.11 [9]	.11 [9]	.49 [9]	1.30 [9]
10/31/2024	19.50	.18	7.10	7.28	(.21 )	(.20 )	(.41 )	26.37	37.70	1,558.10		.10	.47	.76
10/31/2023	19.38	.14	1.78	1.92	(.11 )	(1.69)	(1.80)	19.50	11.01	1,064.11		.11	.49	.71
10/31/2022	27.86	.09	(7.60)	(7.51)	(.07 )	(.90 )	(.97 )	19.38	(27.92)	967.12		.12	.49	.41
10/31/2021	20.42	.12	8.16	8.28	(.15 )	(.69 )	(.84 )	27.86	41.43	1,287.11		.11	.48	.49
10/31/2020	18.86	.18	2.53	2.71	(.21 )	(.94 )	(1.15)	20.42	14.74	779.12		.12	.48	.96
Class F-3:
4/30/2025[6,7]	26.32	.18	(.37 )	(.19 )	(.20 )	(1.36)	(1.56)	24.57	(.99 )[8]	317	.01 [9]	.01 [9]	.39 [9]	1.40 [9]
10/31/2024	19.46	.21	7.08	7.29	(.23 )	(.20 )	(.43 )	26.32	37.84	323.01		.01	.38	.87
10/31/2023	19.35	.17	1.76	1.93	(.13 )	(1.69)	(1.82)	19.46	11.12	223.01		.01	.39	.85
10/31/2022	27.81	.11	(7.58)	(7.47)	(.09 )	(.90 )	(.99 )	19.35	(27.84)	237.01		.01	.38	.51
10/31/2021	20.38	.14	8.15	8.29	(.17 )	(.69 )	(.86 )	27.81	41.58	290.01		.01	.38	.55
10/31/2020	18.82	.20	2.53	2.73	(.23 )	(.94 )	(1.17)	20.38	14.89	161.01		.01	.37	1.06
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	54

Financial highlights (continued)
Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2025[6,7]	$26.11	$.13	$(.37 )	$(.24 )	$(.11 )	$(1.36)	$(1.47)	$24.40	(1.19)%[8]	$2,806	.39%[9]	.39%[9]	.77%[9]	1.00%[9]
10/31/2024	19.32	.11	7.03	7.14	(.15 )	(.20 )	(.35 )	26.11	37.27	2,750.39		.39	.76	.46
10/31/2023	19.21	.08	1.77	1.85	(.05 )	(1.69)	(1.74)	19.32	10.70	1,876.41		.41	.79	.39
10/31/2022	27.63	.03	(7.55)	(7.52)	— [10]	(.90 )	(.90 )	19.21	(28.12)	1,604.40		.40	.77	.12
10/31/2021	20.26	.05	8.11	8.16	(.10 )	(.69 )	(.79 )	27.63	41.07	2,002.39		.39	.76	.21
10/31/2020	18.73	.12	2.51	2.63	(.16 )	(.94 )	(1.10)	20.26	14.37	1,253.42		.42	.78	.64
Class 529-C:
4/30/2025[6,7]	25.01	.03	(.35 )	(.32 )	—	(1.36)	(1.36)	23.33	(1.56)[8]	108	1.15 [9]	1.15 [9]	1.53 [9]	.26 [9]
10/31/2024	18.53	(.06 )	6.74	6.68	—	(.20 )	(.20 )	25.01	36.25	117	1.15	1.15	1.52	(.25 )
10/31/2023	18.57	(.07 )	1.72	1.65	—	(1.69)	(1.69)	18.53	9.87	98	1.18	1.18	1.56	(.35 )
10/31/2022	26.94	(.13 )	(7.34)	(7.47)	—	(.90 )	(.90 )	18.57	(28.67)	101	1.16	1.16	1.53	(.62 )
10/31/2021	19.84	(.12 )	7.91	7.79	—	(.69 )	(.69 )	26.94	39.96	156	1.14	1.14	1.51	(.51 )
10/31/2020	18.36	.02	2.41	2.43	(.01 )	(.94 )	(.95 )	19.84	13.53	127	1.18	1.18	1.54	.08
Class 529-E:
4/30/2025[6,7]	25.78	.10	(.36 )	(.26 )	(.06 )	(1.36)	(1.42)	24.10	(1.29)[8]	99	.62 [9]	.62 [9]	1.00 [9]	.79 [9]
10/31/2024	19.08	.06	6.95	7.01	(.11 )	(.20 )	(.31 )	25.78	37.01	100.61		.61	.98	.25
10/31/2023	18.99	.03	1.76	1.79	(.01 )	(1.69)	(1.70)	19.08	10.47	69.63		.63	1.01	.18
10/31/2022	27.39	(.02 )	(7.48)	(7.50)	—	(.90 )	(.90 )	18.99	(28.30)	59.61		.61	.98	(.09 )
10/31/2021	20.10	(.01 )	8.04	8.03	(.05 )	(.69 )	(.74 )	27.39	40.74	74.61		.61	.98	(.02 )
10/31/2020	18.59	.09	2.48	2.57	(.12 )	(.94 )	(1.06)	20.10	14.16	46.63		.63	.99	.48
Class 529-T:
4/30/2025[6,7]	26.23	.16	(.36 )	(.20 )	(.17 )	(1.36)	(1.53)	24.50	(1.05)[8,11]	— [12]	.15 [9,11]	.15 [9,11]	.53 [9,11]	1.25 [9,11]
10/31/2024	19.40	.17	7.06	7.23	(.20 )	(.20 )	(.40 )	26.23	37.62 [11]	— [12]	.15 [11]	.15 [11]	.52 [11]	.72 [11]
10/31/2023	19.29	.13	1.77	1.90	(.10 )	(1.69)	(1.79)	19.40	10.96 [11]	— [12]	.16 [11]	.16 [11]	.54 [11]	.66 [11]
10/31/2022	27.73	.08	(7.57)	(7.49)	(.05 )	(.90 )	(.95 )	19.29	(27.96)[11]	— [12]	.15 [11]	.15 [11]	.52 [11]	.38 [11]
10/31/2021	20.33	.11	8.12	8.23	(.14 )	(.69 )	(.83 )	27.73	41.33 [11]	— [12]	.17 [11]	.17 [11]	.54 [11]	.44 [11]
10/31/2020	18.78	.18	2.51	2.69	(.20 )	(.94 )	(1.14)	20.33	14.69 [11]	— [12]	.18 [11]	.18 [11]	.54 [11]	.94 [11]
Class 529-F-1:
4/30/2025[6,7]	26.27	.16	(.37 )	(.21 )	(.16 )	(1.36)	(1.52)	24.54	(1.07)[8,11]	— [12]	.18 [9,11]	.18 [9,11]	.56 [9,11]	1.23 [9,11]
10/31/2024	19.43	.17	7.06	7.23	(.19 )	(.20 )	(.39 )	26.27	37.57 [11]	— [12]	.18 [11]	.18 [11]	.55 [11]	.70 [11]
10/31/2023	19.31	.12	1.78	1.90	(.09 )	(1.69)	(1.78)	19.43	10.96 [11]	— [12]	.19 [11]	.19 [11]	.57 [11]	.62 [11]
10/31/2022	27.76	.08	(7.58)	(7.50)	(.05 )	(.90 )	(.95 )	19.31	(27.97)[11]	— [12]	.20 [11]	.20 [11]	.57 [11]	.34 [11]
10/31/2021	20.37	.10	8.14	8.24	(.16 )	(.69 )	(.85 )	27.76	41.34 [11]	— [12]	.18 [11]	.18 [11]	.55 [11]	.41 [11]
10/31/2020	18.82	.17	2.52	2.69	(.20 )	(.94 )	(1.14)	20.37	14.67 [11]	— [12]	.18 [11]	.18 [11]	.54 [11]	.89 [11]
Class 529-F-2:
4/30/2025[6,7]	26.19	.16	(.36 )	(.20 )	(.18 )	(1.36)	(1.54)	24.45	(1.06)[8]	495	.12 [9]	.12 [9]	.50 [9]	1.25 [9]
10/31/2024	19.37	.17	7.06	7.23	(.21 )	(.20 )	(.41 )	26.19	37.68	455.13		.13	.50	.71
10/31/2023	19.26	.13	1.78	1.91	(.11 )	(1.69)	(1.80)	19.37	11.02	289.12		.12	.50	.68
10/31/2022	27.69	.09	(7.56)	(7.47)	(.06 )	(.90 )	(.96 )	19.26	(27.94)	232.13		.13	.50	.40
10/31/2021	20.30	.11	8.11	8.22	(.14 )	(.69 )	(.83 )	27.69	41.36	289.16		.16	.53	.42
10/31/2020[6,14]	20.30	—	—	—	—	—	—	20.30	—	165	—	—	—	—
Refer to the end of the table(s) for footnote(s).

55	American Funds Portfolio Series

Financial highlights (continued)
Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
4/30/2025[6,7]	$26.18	$.17	$(.37 )	$(.20 )	$(.19 )	$(1.36)	$(1.55)	$24.43	(1.05)%[8]	$— [12]	.06%[9]	.06%[9]	.44%[9]	1.35%[9]
10/31/2024	19.36	.20	7.03	7.23	(.21 )	(.20 )	(.41 )	26.18	37.75	— [12]	.06	.06	.43	.82
10/31/2023	19.25	.15	1.77	1.92	(.12 )	(1.69)	(1.81)	19.36	11.10	— [12]	.07	.07	.45	.74
10/31/2022	27.68	.10	(7.55)	(7.45)	(.08 )	(.90 )	(.98 )	19.25	(27.90)	— [12]	.07	.07	.44	.46
10/31/2021	20.30	.14	8.10	8.24	(.17 )	(.69 )	(.86 )	27.68	41.48	— [12]	.11	.07	.44	.55
10/31/2020[6,14]	20.30	—	—	—	—	—	—	20.30	—	— [12]	—	—	—	—
Class ABLE-A:
4/30/2025[6,7]	26.08	.14	(.35 )	(.21 )	(.14 )	(1.36)	(1.50)	24.37	(1.10)[8]	22	.31 [9]	.25 [9]	.63 [9]	1.10 [9]
10/31/2024	19.29	.13	7.03	7.16	(.17 )	(.20 )	(.37 )	26.08	37.48	19.31		.25	.62	.55
10/31/2023	19.18	.10	1.78	1.88	(.08 )	(1.69)	(1.77)	19.29	10.90	11.32		.26	.64	.50
10/31/2022	27.59	.05	(7.52)	(7.47)	(.04 )	(.90 )	(.94 )	19.18	(28.02)	7.31		.25	.62	.23
10/31/2021	20.21	.09	8.09	8.18	(.11 )	(.69 )	(.80 )	27.59	41.33	6.24		.18	.55	.35
10/31/2020	18.69	.11	2.53	2.64	(.18 )	(.94 )	(1.12)	20.21	14.48	3.41		.35	.71	.57
Class ABLE-F-2:
4/30/2025[6,7]	26.22	.17	(.36 )	(.19 )	(.19 )	(1.36)	(1.55)	24.48	(1.03)[8]	1	.11 [9]	.05 [9]	.43 [9]	1.30 [9]
10/31/2024	19.38	.16	7.09	7.25	(.21 )	(.20 )	(.41 )	26.22	37.79	1.11		.05	.42	.66
10/31/2023	19.27	.13	1.79	1.92	(.12 )	(1.69)	(1.81)	19.38	11.07	— [12]	.12	.06	.44	.64
10/31/2022	27.71	.09	(7.55)	(7.46)	(.08 )	(.90 )	(.98 )	19.27	(27.91)	— [12]	.11	.05	.42	.41
10/31/2021	20.30	.09	8.18	8.27	(.17 )	(.69 )	(.86 )	27.71	41.63	— [12]	.11	.04	.41	.34
10/31/2020[6,14]	20.30	—	—	—	—	—	—	20.30	—	— [12]	—	—	—	—
Class R-1:
4/30/2025[6,7]	25.15	.04	(.35 )	(.31 )	—	(1.36)	(1.36)	23.48	(1.52)[8]	54	1.10 [9]	1.10 [9]	1.48 [9]	.30 [9]
10/31/2024	18.64	(.05 )	6.78	6.73	(.02 )	(.20 )	(.22 )	25.15	36.29	54	1.10	1.10	1.47	(.22 )
10/31/2023	18.66	(.05 )	1.72	1.67	—	(1.69)	(1.69)	18.64	9.94	38	1.10	1.10	1.48	(.28 )
10/31/2022	27.05	(.12 )	(7.37)	(7.49)	—	(.90 )	(.90 )	18.66	(28.63)	34	1.10	1.10	1.47	(.57 )
10/31/2021	19.91	(.12 )	7.95	7.83	—	(.69 )	(.69 )	27.05	40.02	45	1.10	1.10	1.47	(.50 )
10/31/2020	18.44	— [10]	2.46	2.46	(.05 )	(.94 )	(.99 )	19.91	13.64	29	1.11	1.11	1.47	(.03 )
Class R-2:
4/30/2025[6,7]	25.06	.04	(.35 )	(.31 )	—	(1.36)	(1.36)	23.39	(1.52)[8]	267	1.10 [9]	1.10 [9]	1.48 [9]	.31 [9]
10/31/2024	18.57	(.04 )	6.75	6.71	(.02 )	(.20 )	(.22 )	25.06	36.34	273	1.09	1.09	1.46	(.18 )
10/31/2023	18.59	(.05 )	1.72	1.67	—	(1.69)	(1.69)	18.57	9.98	212	1.09	1.09	1.47	(.27 )
10/31/2022	26.96	(.12 )	(7.35)	(7.47)	—	(.90 )	(.90 )	18.59	(28.65)	197	1.10	1.10	1.47	(.55 )
10/31/2021	19.84	(.11 )	7.92	7.81	—	(.69 )	(.69 )	26.96	40.07	321	1.09	1.09	1.46	(.47 )
10/31/2020	18.37	— [10]	2.45	2.45	(.04 )	(.94 )	(.98 )	19.84	13.64	230	1.10	1.10	1.46	.02
Class R-2E:
4/30/2025[6,7]	25.50	.08	(.37 )	(.29 )	—	(1.36)	(1.36)	23.85	(1.41)[8]	12	.82 [9]	.82 [9]	1.20 [9]	.61 [9]
10/31/2024	18.89	.01	6.88	6.89	(.08 )	(.20 )	(.28 )	25.50	36.75	12.80		.80	1.17	.06
10/31/2023	18.84	— [10]	1.74	1.74	—	(1.69)	(1.69)	18.89	10.24	11.81		.81	1.19	(.01 )
10/31/2022	27.22	(.05 )	(7.43)	(7.48)	—	(.90 )	(.90 )	18.84	(28.41)	9.82		.82	1.19	(.24 )
10/31/2021	19.98	(.04 )	7.98	7.94	(.01 )	(.69 )	(.70 )	27.22	40.44	15.81		.81	1.18	(.15 )
10/31/2020	18.50	.07	2.44	2.51	(.09 )	(.94 )	(1.03)	19.98	13.89	10.82		.82	1.18	.36
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	56

Financial highlights (continued)
Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
4/30/2025[6,7]	$25.81	$.09	$(.36 )	$(.27 )	$(.05 )	$(1.36)	$(1.41)	$24.13	(1.32)%[8]	$327	.65%[9]	.65%[9]	1.03%[9]	.74%[9]
10/31/2024	19.11	.05	6.96	7.01	(.11 )	(.20 )	(.31 )	25.81	36.95	315.64		.64	1.01	.22
10/31/2023	19.01	.03	1.76	1.79	— [10]	(1.69)	(1.69)	19.11	10.45	218.65		.65	1.03	.15
10/31/2022	27.42	(.03 )	(7.48)	(7.51)	—	(.90 )	(.90 )	19.01	(28.31)	180.65		.65	1.02	(.12 )
10/31/2021	20.12	(.01 )	8.05	8.04	(.05 )	(.69 )	(.74 )	27.42	40.69	235.65		.65	1.02	(.05 )
10/31/2020	18.61	.08	2.49	2.57	(.12 )	(.94 )	(1.06)	20.12	14.12	158.66		.66	1.02	.44
Class R-4:
4/30/2025[6,7]	26.15	.14	(.38 )	(.24 )	(.12 )	(1.36)	(1.48)	24.43	(1.19)[8]	112	.34 [9]	.34 [9]	.72 [9]	1.06 [9]
10/31/2024	19.34	.13	7.04	7.17	(.16 )	(.20 )	(.36 )	26.15	37.40	117.34		.34	.71	.52
10/31/2023	19.23	.09	1.77	1.86	(.06 )	(1.69)	(1.75)	19.34	10.76	83.34		.34	.72	.47
10/31/2022	27.64	.04	(7.55)	(7.51)	—	(.90 )	(.90 )	19.23	(28.08)	76.34		.34	.71	.17
10/31/2021	20.27	.07	8.09	8.16	(.10 )	(.69 )	(.79 )	27.64	41.09	102.35		.35	.72	.26
10/31/2020	18.73	.14	2.50	2.64	(.16 )	(.94 )	(1.10)	20.27	14.47	72.36		.36	.72	.73
Class R-5E:
4/30/2025[6,7]	26.15	.16	(.37 )	(.21 )	(.17 )	(1.36)	(1.53)	24.41	(1.08)[8]	95	.15 [9]	.15 [9]	.53 [9]	1.24 [9]
10/31/2024	19.34	.17	7.04	7.21	(.20 )	(.20 )	(.40 )	26.15	37.66	92.15		.15	.52	.70
10/31/2023	19.24	.12	1.78	1.90	(.11 )	(1.69)	(1.80)	19.34	10.96	58.15		.15	.53	.62
10/31/2022	27.67	.08	(7.55)	(7.47)	(.06 )	(.90 )	(.96 )	19.24	(27.95)	42.15		.15	.52	.34
10/31/2021	20.29	.12	8.10	8.22	(.15 )	(.69 )	(.84 )	27.67	41.36	40.15		.15	.52	.48
10/31/2020	18.75	.16	2.53	2.69	(.21 )	(.94 )	(1.15)	20.29	14.70	25.16		.16	.52	.84
Class R-5:
4/30/2025[6,7]	26.54	.16	(.36 )	(.20 )	(.19 )	(1.36)	(1.55)	24.79	(1.03)[8]	47	.06 [9]	.06 [9]	.44 [9]	1.25 [9]
10/31/2024	19.62	.20	7.14	7.34	(.22 )	(.20 )	(.42 )	26.54	37.78	41.06		.06	.43	.84
10/31/2023	19.49	.15	1.79	1.94	(.12 )	(1.69)	(1.81)	19.62	11.08	33.06		.06	.44	.76
10/31/2022	28.01	.11	(7.65)	(7.54)	(.08 )	(.90 )	(.98 )	19.49	(27.89)	30.06		.06	.43	.48
10/31/2021	20.52	.14	8.20	8.34	(.16 )	(.69 )	(.85 )	28.01	41.53	41.06		.06	.43	.56
10/31/2020	18.95	.20	2.53	2.73	(.22 )	(.94 )	(1.16)	20.52	14.78	29.06		.06	.42	1.04
Class R-6:
4/30/2025[6,7]	26.47	.18	(.37 )	(.19 )	(.20 )	(1.36)	(1.56)	24.72	(.99 )[8]	384	.01 [9]	.01 [9]	.39 [9]	1.36 [9]
10/31/2024	19.57	.20	7.13	7.33	(.23 )	(.20 )	(.43 )	26.47	37.83	350.01		.01	.38	.81
10/31/2023	19.45	.15	1.79	1.94	(.13 )	(1.69)	(1.82)	19.57	11.11	210.01		.01	.39	.77
10/31/2022	27.95	.11	(7.62)	(7.51)	(.09 )	(.90 )	(.99 )	19.45	(27.84)	161.01		.01	.38	.51
10/31/2021	20.48	.15	8.18	8.33	(.17 )	(.69 )	(.86 )	27.95	41.57	186.01		.01	.38	.60
10/31/2020	18.91	.21	2.53	2.74	(.23 )	(.94 )	(1.17)	20.48	14.87	119.02		.02	.38	1.08
Refer to the end of the table(s) for footnote(s).

57	American Funds Portfolio Series

Financial highlights (continued)
Growth and Income Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6,7]	$19.57	$.20	$(.04 )	$.16	$(.21 )	$(.56 )	$(.77 )	$18.96	.77%[8]	$12,300	.33%[9]	.33%[9]	.66%[9]	2.07%[9]
10/31/2024	15.59	.36	4.12	4.48	(.36 )	(.14 )	(.50 )	19.57	28.99	12,189.33		.33	.66	1.94
10/31/2023	15.38	.33	.87	1.20	(.33 )	(.66 )	(.99 )	15.59	8.10	9,394.33		.33	.67	2.08
10/31/2022	19.63	.27	(3.51)	(3.24)	(.27 )	(.74 )	(1.01)	15.38	(17.38)	8,590.34		.34	.67	1.58
10/31/2021	15.64	.23	4.44	4.67	(.26 )	(.42 )	(.68 )	19.63	30.44	9,886.34		.34	.66	1.24
10/31/2020	15.29	.28	.91	1.19	(.29 )	(.55 )	(.84 )	15.64	7.92	6,851.34		.34	.66	1.81
Class C:
4/30/2025[6,7]	19.42	.13	(.03 )	.10	(.14 )	(.56 )	(.70 )	18.82	.45 [8]	1,019	1.07 [9]	1.07 [9]	1.40 [9]	1.35 [9]
10/31/2024	15.48	.22	4.08	4.30	(.22 )	(.14 )	(.36 )	19.42	27.98	1,090	1.07	1.07	1.40	1.23
10/31/2023	15.27	.21	.87	1.08	(.21 )	(.66 )	(.87 )	15.48	7.34	1,007	1.08	1.08	1.42	1.35
10/31/2022	19.49	.14	(3.49)	(3.35)	(.13 )	(.74 )	(.87 )	15.27	(17.98)	1,097	1.07	1.07	1.40	.84
10/31/2021	15.53	.09	4.42	4.51	(.13 )	(.42 )	(.55 )	19.49	29.51	1,489	1.07	1.07	1.39	.52
10/31/2020	15.19	.16	.90	1.06	(.17 )	(.55 )	(.72 )	15.53	7.10	1,237	1.08	1.08	1.40	1.09
Class T:
4/30/2025[6,7]	19.58	.23	(.04 )	.19	(.24 )	(.56 )	(.80 )	18.97	.91 [8,11]	— [12]	.06 [9,11]	.06 [9,11]	.39 [9,11]	2.38 [9,11]
10/31/2024	15.60	.41	4.11	4.52	(.40 )	(.14 )	(.54 )	19.58	29.30 [11]	— [12]	.07 [11]	.07 [11]	.40 [11]	2.22 [11]
10/31/2023	15.38	.38	.88	1.26	(.38 )	(.66 )	(1.04)	15.60	8.47 [11]	— [12]	.05 [11]	.05 [11]	.39 [11]	2.39 [11]
10/31/2022	19.63	.32	(3.52)	(3.20)	(.31 )	(.74 )	(1.05)	15.38	(17.15)[11]	— [12]	.07 [11]	.07 [11]	.40 [11]	1.86 [11]
10/31/2021	15.64	.28	4.43	4.71	(.30 )	(.42 )	(.72 )	19.63	30.75 [11]	— [12]	.09 [11]	.09 [11]	.41 [11]	1.50 [11]
10/31/2020	15.29	.32	.91	1.23	(.33 )	(.55 )	(.88 )	15.64	8.21 [11]	— [12]	.08 [11]	.08 [11]	.40 [11]	2.10 [11]
Class F-1:
4/30/2025[6,7]	19.57	.20	(.03 )	.17	(.21 )	(.56 )	(.77 )	18.97	.80 [8]	216	.37 [9]	.37 [9]	.70 [9]	2.03 [9]
10/31/2024	15.59	.35	4.12	4.47	(.35 )	(.14 )	(.49 )	19.57	28.93	214.37		.37	.70	1.91
10/31/2023	15.38	.33	.87	1.20	(.33 )	(.66 )	(.99 )	15.59	8.05	174.37		.37	.71	2.05
10/31/2022	19.63	.26	(3.51)	(3.25)	(.26 )	(.74 )	(1.00)	15.38	(17.41)	175.38		.38	.71	1.54
10/31/2021	15.64	.22	4.44	4.66	(.25 )	(.42 )	(.67 )	19.63	30.39	215.37		.37	.69	1.23
10/31/2020	15.29	.27	.91	1.18	(.28 )	(.55 )	(.83 )	15.64	7.88	198.37		.37	.69	1.78
Class F-2:
4/30/2025[6,7]	19.61	.22	(.03 )	.19	(.23 )	(.56 )	(.79 )	19.01	.93 [8]	1,566	.11 [9]	.11 [9]	.44 [9]	2.30 [9]
10/31/2024	15.62	.39	4.14	4.53	(.40 )	(.14 )	(.54 )	19.61	29.27	1,535.11		.11	.44	2.14
10/31/2023	15.40	.37	.88	1.25	(.37 )	(.66 )	(1.03)	15.62	8.39	1,132.11		.11	.45	2.31
10/31/2022	19.66	.31	(3.52)	(3.21)	(.31 )	(.74 )	(1.05)	15.40	(17.21)	1,077.12		.12	.45	1.81
10/31/2021	15.66	.27	4.45	4.72	(.30 )	(.42 )	(.72 )	19.66	30.75	1,273.11		.11	.43	1.47
10/31/2020	15.31	.31	.91	1.22	(.32 )	(.55 )	(.87 )	15.66	8.15	818.12		.12	.44	2.04
Class F-3:
4/30/2025[6,7]	19.58	.23	(.03 )	.20	(.24 )	(.56 )	(.80 )	18.98	.99 [8]	355	.01 [9]	.01 [9]	.34 [9]	2.41 [9]
10/31/2024	15.60	.41	4.12	4.53	(.41 )	(.14 )	(.55 )	19.58	29.37	361.01		.01	.34	2.26
10/31/2023	15.39	.39	.86	1.25	(.38 )	(.66 )	(1.04)	15.60	8.44	262.01		.01	.35	2.42
10/31/2022	19.64	.33	(3.52)	(3.19)	(.32 )	(.74 )	(1.06)	15.39	(17.09)	252.01		.01	.34	1.91
10/31/2021	15.64	.29	4.45	4.74	(.32 )	(.42 )	(.74 )	19.64	30.92	269.01		.01	.33	1.55
10/31/2020	15.30	.33	.90	1.23	(.34 )	(.55 )	(.89 )	15.64	8.21	120.01		.01	.33	2.15
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	58

Financial highlights (continued)
Growth and Income Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2025[6,7]	$19.56	$.20	$(.04 )	$.16	$(.21 )	$(.56 )	$(.77 )	$18.95	.76%[8]	$1,393	.36%[9]	.36%[9]	.69%[9]	2.04%[9]
10/31/2024	15.58	.35	4.12	4.47	(.35 )	(.14 )	(.49 )	19.56	28.96	1,365.37		.37	.70	1.90
10/31/2023	15.37	.32	.88	1.20	(.33 )	(.66 )	(.99 )	15.58	8.06	1,033.38		.38	.72	2.03
10/31/2022	19.62	.27	(3.52)	(3.25)	(.26 )	(.74 )	(1.00)	15.37	(17.40)	925.36		.36	.69	1.56
10/31/2021	15.63	.22	4.45	4.67	(.26 )	(.42 )	(.68 )	19.62	30.42	1,042.37		.37	.69	1.22
10/31/2020	15.28	.27	.91	1.18	(.28 )	(.55 )	(.83 )	15.63	7.89	730.38		.38	.70	1.75
Class 529-C:
4/30/2025[6,7]	19.47	.12	(.03 )	.09	(.13 )	(.56 )	(.69 )	18.87	.42 [8]	63	1.11 [9]	1.11 [9]	1.44 [9]	1.30 [9]
10/31/2024	15.52	.21	4.09	4.30	(.21 )	(.14 )	(.35 )	19.47	27.91	67	1.12	1.12	1.45	1.16
10/31/2023	15.30	.20	.88	1.08	(.20 )	(.66 )	(.86 )	15.52	7.32	61	1.14	1.14	1.48	1.28
10/31/2022	19.53	.13	(3.50)	(3.37)	(.12 )	(.74 )	(.86 )	15.30	(18.05)	65	1.13	1.13	1.46	.78
10/31/2021	15.56	.08	4.42	4.50	(.11 )	(.42 )	(.53 )	19.53	29.42	93	1.12	1.12	1.44	.46
10/31/2020	15.20	.17	.89	1.06	(.15 )	(.55 )	(.70 )	15.56	7.09	86	1.14	1.14	1.46	1.14
Class 529-E:
4/30/2025[6,7]	19.50	.17	(.03 )	.14	(.18 )	(.56 )	(.74 )	18.90	.69 [8]	46	.60 [9]	.60 [9]	.93 [9]	1.82 [9]
10/31/2024	15.54	.31	4.10	4.41	(.31 )	(.14 )	(.45 )	19.50	28.62	48.60		.60	.93	1.68
10/31/2023	15.33	.29	.87	1.16	(.29 )	(.66 )	(.95 )	15.54	7.84	40.60		.60	.94	1.80
10/31/2022	19.57	.23	(3.51)	(3.28)	(.22 )	(.74 )	(.96 )	15.33	(17.60)	35.60		.60	.93	1.33
10/31/2021	15.59	.18	4.43	4.61	(.21 )	(.42 )	(.63 )	19.57	30.14	42.60		.60	.92	.99
10/31/2020	15.25	.24	.90	1.14	(.25 )	(.55 )	(.80 )	15.59	7.59	31.61		.61	.93	1.55
Class 529-T:
4/30/2025[6,7]	19.58	.22	(.04 )	.18	(.23 )	(.56 )	(.79 )	18.97	.88 [8,11]	— [12]	.12 [9,11]	.12 [9,11]	.45 [9,11]	2.29 [9,11]
10/31/2024	15.60	.39	4.12	4.51	(.39 )	(.14 )	(.53 )	19.58	29.22 [11]	— [12]	.13 [11]	.13 [11]	.46 [11]	2.15 [11]
10/31/2023	15.38	.37	.88	1.25	(.37 )	(.66 )	(1.03)	15.60	8.40 [11]	— [12]	.13 [11]	.13 [11]	.47 [11]	2.28 [11]
10/31/2022	19.63	.31	(3.52)	(3.21)	(.30 )	(.74 )	(1.04)	15.38	(17.19)[11]	— [12]	.11 [11]	.11 [11]	.44 [11]	1.80 [11]
10/31/2021	15.64	.27	4.44	4.71	(.30 )	(.42 )	(.72 )	19.63	30.68 [11]	— [12]	.14 [11]	.14 [11]	.46 [11]	1.45 [11]
10/31/2020	15.29	.31	.91	1.22	(.32 )	(.55 )	(.87 )	15.64	8.15 [11]	— [12]	.13 [11]	.13 [11]	.45 [11]	2.02 [11]
Class 529-F-1:
4/30/2025[6,7]	19.58	.22	(.04 )	.18	(.22 )	(.56 )	(.78 )	18.98	.90 [8,11]	— [12]	.17 [9,11]	.17 [9,11]	.50 [9,11]	2.23 [9,11]
10/31/2024	15.60	.38	4.12	4.50	(.38 )	(.14 )	(.52 )	19.58	29.15 [11]	— [12]	.18 [11]	.18 [11]	.51 [11]	2.09 [11]
10/31/2023	15.38	.36	.88	1.24	(.36 )	(.66 )	(1.02)	15.60	8.34 [11]	— [12]	.17 [11]	.17 [11]	.51 [11]	2.24 [11]
10/31/2022	19.64	.30	(3.53)	(3.23)	(.29 )	(.74 )	(1.03)	15.38	(17.29)[11]	— [12]	.19 [11]	.19 [11]	.52 [11]	1.73 [11]
10/31/2021	15.65	.23	4.47	4.70	(.29 )	(.42 )	(.71 )	19.64	30.62 [11]	— [12]	.17 [11]	.17 [11]	.49 [11]	1.27 [11]
10/31/2020	15.30	.30	.92	1.22	(.32 )	(.55 )	(.87 )	15.65	8.14 [11]	— [12]	.14 [11]	.14 [11]	.46 [11]	2.00 [11]
Class 529-F-2:
4/30/2025[6,7]	19.57	.22	(.04 )	.18	(.23 )	(.56 )	(.79 )	18.96	.89 [8]	217	.11 [9]	.11 [9]	.44 [9]	2.28 [9]
10/31/2024	15.59	.39	4.13	4.52	(.40 )	(.14 )	(.54 )	19.57	29.26	203.11		.11	.44	2.14
10/31/2023	15.38	.37	.87	1.24	(.37 )	(.66 )	(1.03)	15.59	8.35	141.10		.10	.44	2.28
10/31/2022	19.63	.31	(3.51)	(3.20)	(.31 )	(.74 )	(1.05)	15.38	(17.18)	110.11		.11	.44	1.81
10/31/2021	15.64	.27	4.44	4.71	(.30 )	(.42 )	(.72 )	19.63	30.70	113.13		.13	.45	1.45
10/31/2020[6,14]	15.64	—	—	—	—	—	—	15.64	—	67	—	—	—	—
Refer to the end of the table(s) for footnote(s).

59	American Funds Portfolio Series

Financial highlights (continued)
Growth and Income Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
4/30/2025[6,7]	$19.58	$.23	$(.04 )	$.19	$(.24 )	$(.56 )	$(.80 )	$18.97	.91%[8]	$— [12]	.06%[9]	.06%[9]	.39%[9]	2.35%[9]
10/31/2024	15.60	.41	4.12	4.53	(.41 )	(.14 )	(.55 )	19.58	29.30	— [12]	.06	.06	.39	2.21
10/31/2023	15.38	.37	.88	1.25	(.37 )	(.66 )	(1.03)	15.60	8.45	— [12]	.07	.07	.41	2.34
10/31/2022	19.63	.32	(3.52)	(3.20)	(.31 )	(.74 )	(1.05)	15.38	(17.15)	— [12]	.07	.07	.40	1.85
10/31/2021	15.64	.28	4.44	4.72	(.31 )	(.42 )	(.73 )	19.63	30.78	— [12]	.12	.07	.39	1.52
10/31/2020[6,14]	15.64	—	—	—	—	—	—	15.64	—	— [12]	—	—	—	—
Class ABLE-A:
4/30/2025[6,7]	19.60	.21	(.04 )	.17	(.21 )	(.56 )	(.77 )	19.00	.85 [8]	15	.30 [9]	.24 [9]	.57 [9]	2.14 [9]
10/31/2024	15.61	.36	4.13	4.49	(.36 )	(.14 )	(.50 )	19.60	29.06	13.30		.24	.57	1.98
10/31/2023	15.38	.34	.89	1.23	(.34 )	(.66 )	(1.00)	15.61	8.28	8.30		.25	.59	2.11
10/31/2022	19.63	.28	(3.51)	(3.23)	(.28 )	(.74 )	(1.02)	15.38	(17.32)	6.29		.23	.56	1.67
10/31/2021	15.63	.26	4.44	4.70	(.28 )	(.42 )	(.70 )	19.63	30.69	5.21		.15	.47	1.41
10/31/2020	15.27	.27	.92	1.19	(.28 )	(.55 )	(.83 )	15.63	7.97	2.39		.32	.64	1.74
Class ABLE-F-2:
4/30/2025[6,7]	19.62	.23	(.04 )	.19	(.23 )	(.56 )	(.79 )	19.02	.95 [8]	1	.09 [9]	.04 [9]	.37 [9]	2.34 [9]
10/31/2024	15.62	.39	4.15	4.54	(.40 )	(.14 )	(.54 )	19.62	29.37	1.09		.04	.37	2.12
10/31/2023	15.39	.37	.89	1.26	(.37 )	(.66 )	(1.03)	15.62	8.48	— [12]	.10	.04	.38	2.33
10/31/2022	19.64	.32	(3.52)	(3.20)	(.31 )	(.74 )	(1.05)	15.39	(17.15)	— [12]	.09	.04	.37	1.89
10/31/2021	15.64	.30	4.43	4.73	(.31 )	(.42 )	(.73 )	19.64	30.86	— [12]	.09	.03	.35	1.59
10/31/2020[6,14]	15.64	—	—	—	—	—	—	15.64	—	— [12]	—	—	—	—
Class R-1:
4/30/2025[6,7]	19.44	.13	(.04 )	.09	(.14 )	(.56 )	(.70 )	18.83	.40 [8]	25	1.09 [9]	1.09 [9]	1.42 [9]	1.33 [9]
10/31/2024	15.50	.21	4.09	4.30	(.22 )	(.14 )	(.36 )	19.44	27.96	24	1.09	1.09	1.42	1.18
10/31/2023	15.28	.21	.88	1.09	(.21 )	(.66 )	(.87 )	15.50	7.37	19	1.10	1.10	1.44	1.31
10/31/2022	19.51	.14	(3.50)	(3.36)	(.13 )	(.74 )	(.87 )	15.28	(18.01)	20	1.08	1.08	1.41	.84
10/31/2021	15.55	.09	4.42	4.51	(.13 )	(.42 )	(.55 )	19.51	29.48	24	1.09	1.09	1.41	.50
10/31/2020	15.21	.16	.91	1.07	(.18 )	(.55 )	(.73 )	15.55	7.11	17	1.10	1.10	1.42	1.04
Class R-2:
4/30/2025[6,7]	19.37	.13	(.03 )	.10	(.14 )	(.56 )	(.70 )	18.77	.46 [8]	215	1.08 [9]	1.08 [9]	1.41 [9]	1.35 [9]
10/31/2024	15.44	.22	4.07	4.29	(.22 )	(.14 )	(.36 )	19.37	28.02	227	1.07	1.07	1.40	1.23
10/31/2023	15.24	.21	.87	1.08	(.22 )	(.66 )	(.88 )	15.44	7.32	195	1.08	1.08	1.42	1.34
10/31/2022	19.46	.14	(3.49)	(3.35)	(.13 )	(.74 )	(.87 )	15.24	(18.01)	184	1.08	1.08	1.41	.83
10/31/2021	15.51	.09	4.41	4.50	(.13 )	(.42 )	(.55 )	19.46	29.49	198	1.08	1.08	1.40	.51
10/31/2020	15.17	.16	.91	1.07	(.18 )	(.55 )	(.73 )	15.51	7.12	159	1.08	1.08	1.40	1.08
Class R-2E:
4/30/2025[6,7]	19.49	.15	(.03 )	.12	(.16 )	(.56 )	(.72 )	18.89	.58 [8]	18	.81 [9]	.81 [9]	1.14 [9]	1.59 [9]
10/31/2024	15.53	.28	4.09	4.37	(.27 )	(.14 )	(.41 )	19.49	28.36	18.81		.81	1.14	1.56
10/31/2023	15.32	.26	.87	1.13	(.26 )	(.66 )	(.92 )	15.53	7.65	20.81		.81	1.15	1.61
10/31/2022	19.56	.20	(3.52)	(3.32)	(.18 )	(.74 )	(.92 )	15.32	(17.79)	16.81		.81	1.14	1.14
10/31/2021	15.59	.14	4.43	4.57	(.18 )	(.42 )	(.60 )	19.56	29.81	22.81		.81	1.13	.78
10/31/2020	15.25	.21	.90	1.11	(.22 )	(.55 )	(.77 )	15.59	7.38	16.81		.81	1.13	1.37
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	60

Financial highlights (continued)
Growth and Income Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
4/30/2025[6,7]	$19.48	$.17	$(.04 )	$.13	$(.18 )	$(.56 )	$(.74 )	$18.87	.62%[8]	$226	.65%[9]	.65%[9]	.98%[9]	1.74%[9]
10/31/2024	15.52	.30	4.10	4.40	(.30 )	(.14 )	(.44 )	19.48	28.61	221.65		.65	.98	1.62
10/31/2023	15.31	.28	.87	1.15	(.28 )	(.66 )	(.94 )	15.52	7.80	160.65		.65	.99	1.74
10/31/2022	19.55	.22	(3.51)	(3.29)	(.21 )	(.74 )	(.95 )	15.31	(17.67)	139.65		.65	.98	1.26
10/31/2021	15.58	.17	4.43	4.60	(.21 )	(.42 )	(.63 )	19.55	30.03	169.65		.65	.97	.93
10/31/2020	15.24	.23	.90	1.13	(.24 )	(.55 )	(.79 )	15.58	7.54	117.66		.66	.98	1.50
Class R-4:
4/30/2025[6,7]	19.57	.20	(.04 )	.16	(.21 )	(.56 )	(.77 )	18.96	.76 [8]	86	.35 [9]	.35 [9]	.68 [9]	2.06 [9]
10/31/2024	15.59	.36	4.11	4.47	(.35 )	(.14 )	(.49 )	19.57	28.97	85.34		.34	.67	1.94
10/31/2023	15.37	.33	.88	1.21	(.33 )	(.66 )	(.99 )	15.59	8.16	72.34		.34	.68	2.06
10/31/2022	19.62	.27	(3.52)	(3.25)	(.26 )	(.74 )	(1.00)	15.37	(17.40)	69.34		.34	.67	1.57
10/31/2021	15.63	.23	4.44	4.67	(.26 )	(.42 )	(.68 )	19.62	30.44	87.35		.35	.67	1.23
10/31/2020	15.29	.28	.90	1.18	(.29 )	(.55 )	(.84 )	15.63	7.84	65.35		.35	.67	1.83
Class R-5E:
4/30/2025[6,7]	19.55	.22	(.04 )	.18	(.23 )	(.56 )	(.79 )	18.94	.86 [8]	46	.15 [9]	.15 [9]	.48 [9]	2.27 [9]
10/31/2024	15.57	.38	4.13	4.51	(.39 )	(.14 )	(.53 )	19.55	29.26	45.14		.14	.47	2.09
10/31/2023	15.36	.36	.87	1.23	(.36 )	(.66 )	(1.02)	15.57	8.31	30.15		.15	.49	2.22
10/31/2022	19.61	.30	(3.51)	(3.21)	(.30 )	(.74 )	(1.04)	15.36	(17.23)	22.15		.15	.48	1.76
10/31/2021	15.62	.27	4.43	4.70	(.29 )	(.42 )	(.71 )	19.61	30.71	17.15		.15	.47	1.47
10/31/2020	15.28	.30	.91	1.21	(.32 )	(.55 )	(.87 )	15.62	8.07	15.16		.16	.48	1.94
Class R-5:
4/30/2025[6,7]	19.66	.21	(.01 )	.20	(.24 )	(.56 )	(.80 )	19.06	.96 [8]	44	.07 [9]	.07 [9]	.40 [9]	2.22 [9]
10/31/2024	15.66	.41	4.14	4.55	(.41 )	(.14 )	(.55 )	19.66	29.32	30.06		.06	.39	2.22
10/31/2023	15.44	.38	.88	1.26	(.38 )	(.66 )	(1.04)	15.66	8.43	24.06		.06	.40	2.36
10/31/2022	19.71	.32	(3.54)	(3.22)	(.31 )	(.74 )	(1.05)	15.44	(17.17)	24.06		.06	.39	1.88
10/31/2021	15.70	.28	4.46	4.74	(.31 )	(.42 )	(.73 )	19.71	30.80	33.06		.06	.38	1.52
10/31/2020	15.35	.32	.91	1.23	(.33 )	(.55 )	(.88 )	15.70	8.19	20.07		.07	.39	2.12
Class R-6:
4/30/2025[6,7]	19.62	.23	(.03 )	.20	(.24 )	(.56 )	(.80 )	19.02	.98 [8]	691	.01 [9]	.01 [9]	.34 [9]	2.38 [9]
10/31/2024	15.63	.41	4.13	4.54	(.41 )	(.14 )	(.55 )	19.62	29.38	643.01		.01	.34	2.23
10/31/2023	15.41	.38	.88	1.26	(.38 )	(.66 )	(1.04)	15.63	8.50	409.01		.01	.35	2.38
10/31/2022	19.67	.33	(3.53)	(3.20)	(.32 )	(.74 )	(1.06)	15.41	(17.11)	348.01		.01	.34	1.90
10/31/2021	15.67	.29	4.45	4.74	(.32 )	(.42 )	(.74 )	19.67	30.85	381.01		.01	.33	1.57
10/31/2020	15.32	.33	.91	1.24	(.34 )	(.55 )	(.89 )	15.67	8.26	251.01		.01	.33	2.15
Refer to the end of the table(s) for footnote(s).

61	American Funds Portfolio Series

Financial highlights (continued)
Moderate Growth and Income Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6,7]	$18.44	$.23	$(.02 )	$.21	$(.24 )	$(.25 )	$(.49 )	$18.16	1.12%[8]	$9,741	.32%[9]	.32%[9]	.66%[9]	2.54%[9]
10/31/2024	15.15	.40	3.30	3.70	(.40 )	(.01 )	(.41 )	18.44	24.58	9,788.32		.32	.66	2.29
10/31/2023	15.28	.34	.43	.77	(.32 )	(.58 )	(.90 )	15.15	5.17	7,949.32		.32	.66	2.17
10/31/2022	18.94	.28	(2.99)	(2.71)	(.29 )	(.66 )	(.95 )	15.28	(15.02)	7,690.33		.33	.66	1.64
10/31/2021	15.57	.26	3.56	3.82	(.31 )	(.14 )	(.45 )	18.94	24.79	8,709.34		.34	.66	1.43
10/31/2020	15.27	.26	.63	.89	(.29 )	(.30 )	(.59 )	15.57	5.92	6,238.33		.33	.68	1.72
Class C:
4/30/2025[6,7]	18.31	.16	(.01 )	.15	(.17 )	(.25 )	(.42 )	18.04	.81 [8]	776	1.06 [9]	1.06 [9]	1.40 [9]	1.81 [9]
10/31/2024	15.05	.27	3.27	3.54	(.27 )	(.01 )	(.28 )	18.31	23.61	847	1.06	1.06	1.40	1.59
10/31/2023	15.17	.22	.45	.67	(.21 )	(.58 )	(.79 )	15.05	4.47	856	1.06	1.06	1.40	1.44
10/31/2022	18.81	.15	(2.97)	(2.82)	(.16 )	(.66 )	(.82 )	15.17	(15.67)	992	1.06	1.06	1.39	.91
10/31/2021	15.47	.13	3.53	3.66	(.18 )	(.14 )	(.32 )	18.81	23.85	1,330	1.06	1.06	1.38	.71
10/31/2020	15.17	.15	.63	.78	(.18 )	(.30 )	(.48 )	15.47	5.18	1,129	1.07	1.07	1.42	1.01
Class T:
4/30/2025[6,7]	18.45	.26	(.03 )	.23	(.26 )	(.25 )	(.51 )	18.17	1.26 [8,11]	— [12]	.05 [9,11]	.05 [9,11]	.39 [9,11]	2.82 [9,11]
10/31/2024	15.16	.45	3.30	3.75	(.45 )	(.01 )	(.46 )	18.45	24.89 [11]	— [12]	.04 [11]	.04 [11]	.38 [11]	2.57 [11]
10/31/2023	15.28	.39	.44	.83	(.37 )	(.58 )	(.95 )	15.16	5.55 [11]	— [12]	.02 [11]	.02 [11]	.36 [11]	2.49 [11]
10/31/2022	18.95	.33	(3.00)	(2.67)	(.34 )	(.66 )	(1.00)	15.28	(14.82)[11]	— [12]	.05 [11]	.05 [11]	.38 [11]	1.93 [11]
10/31/2021	15.58	.31	3.55	3.86	(.35 )	(.14 )	(.49 )	18.95	25.09 [11]	— [12]	.06 [11]	.06 [11]	.38 [11]	1.71 [11]
10/31/2020	15.28	.31	.62	.93	(.33 )	(.30 )	(.63 )	15.58	6.20 [11]	— [12]	.07 [11]	.07 [11]	.42 [11]	2.00 [11]
Class F-1:
4/30/2025[6,7]	18.45	.23	(.02 )	.21	(.24 )	(.25 )	(.49 )	18.17	1.10 [8]	103	.36 [9]	.36 [9]	.70 [9]	2.50 [9]
10/31/2024	15.16	.39	3.30	3.69	(.39 )	(.01 )	(.40 )	18.45	24.50	108.36		.36	.70	2.26
10/31/2023	15.28	.33	.45	.78	(.32 )	(.58 )	(.90 )	15.16	5.18	96.36		.36	.70	2.13
10/31/2022	18.95	.27	(3.00)	(2.73)	(.28 )	(.66 )	(.94 )	15.28	(15.11)	104.37		.37	.70	1.60
10/31/2021	15.57	.25	3.57	3.82	(.30 )	(.14 )	(.44 )	18.95	24.80	135.37		.37	.69	1.42
10/31/2020	15.27	.26	.62	.88	(.28 )	(.30 )	(.58 )	15.57	5.88	148.37		.37	.72	1.69
Class F-2:
4/30/2025[6,7]	18.48	.25	(.02 )	.23	(.26 )	(.25 )	(.51 )	18.20	1.23 [8]	1,296	.11 [9]	.11 [9]	.45 [9]	2.75 [9]
10/31/2024	15.18	.44	3.31	3.75	(.44 )	(.01 )	(.45 )	18.48	24.84	1,282.11		.11	.45	2.50
10/31/2023	15.30	.37	.45	.82	(.36 )	(.58 )	(.94 )	15.18	5.45	1,033.11		.11	.45	2.38
10/31/2022	18.97	.31	(2.99)	(2.68)	(.33 )	(.66 )	(.99 )	15.30	(14.86)	1,031.11		.11	.44	1.86
10/31/2021	15.59	.30	3.56	3.86	(.34 )	(.14 )	(.48 )	18.97	25.09	1,219.11		.11	.43	1.66
10/31/2020	15.30	.30	.61	.91	(.32 )	(.30 )	(.62 )	15.59	6.07	838.11		.11	.46	1.95
Class F-3:
4/30/2025[6,7]	18.45	.26	(.02 )	.24	(.27 )	(.25 )	(.52 )	18.17	1.28 [8]	337	.01 [9]	.01 [9]	.35 [9]	2.85 [9]
10/31/2024	15.16	.45	3.30	3.75	(.45 )	(.01 )	(.46 )	18.45	24.93	356.01		.01	.35	2.59
10/31/2023	15.28	.39	.44	.83	(.37 )	(.58 )	(.95 )	15.16	5.56	281.01		.01	.35	2.49
10/31/2022	18.95	.33	(3.00)	(2.67)	(.34 )	(.66 )	(1.00)	15.28	(14.79)	285.01		.01	.34	1.95
10/31/2021	15.58	.31	3.56	3.87	(.36 )	(.14 )	(.50 )	18.95	25.16	282.01		.01	.33	1.73
10/31/2020	15.28	.31	.63	.94	(.34 )	(.30 )	(.64 )	15.58	6.27	143.01		.01	.36	2.04
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	62

Financial highlights (continued)
Moderate Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2025[6,7]	$18.44	$.23	$(.02 )	$.21	$(.24 )	$(.25 )	$(.49 )	$18.16	1.11%[8]	$670	.35%[9]	.35%[9]	.69%[9]	2.51%[9]
10/31/2024	15.15	.39	3.30	3.69	(.39 )	(.01 )	(.40 )	18.44	24.53	670.35		.35	.69	2.26
10/31/2023	15.27	.33	.45	.78	(.32 )	(.58 )	(.90 )	15.15	5.20	549.36		.36	.70	2.13
10/31/2022	18.94	.27	(2.99)	(2.72)	(.29 )	(.66 )	(.95 )	15.27	(15.10)	532.35		.35	.68	1.62
10/31/2021	15.57	.25	3.56	3.81	(.30 )	(.14 )	(.44 )	18.94	24.75	622.36		.36	.68	1.40
10/31/2020	15.27	.26	.63	.89	(.29 )	(.30 )	(.59 )	15.57	5.89	457.37		.37	.72	1.68
Class 529-C:
4/30/2025[6,7]	18.37	.16	(.01 )	.15	(.17 )	(.25 )	(.42 )	18.10	.78 [8]	34	1.10 [9]	1.10 [9]	1.44 [9]	1.76 [9]
10/31/2024	15.10	.27	3.27	3.54	(.26 )	(.01 )	(.27 )	18.37	23.54	38	1.11	1.11	1.45	1.52
10/31/2023	15.22	.22	.43	.65	(.19 )	(.58 )	(.77 )	15.10	4.38	36	1.12	1.12	1.46	1.38
10/31/2022	18.86	.14	(2.97)	(2.83)	(.15 )	(.66 )	(.81 )	15.22	(15.68)	46	1.11	1.11	1.44	.85
10/31/2021	15.51	.12	3.53	3.65	(.16 )	(.14 )	(.30 )	18.86	23.77	65	1.11	1.11	1.43	.66
10/31/2020	15.20	.16	.61	.77	(.16 )	(.30 )	(.46 )	15.51	5.11	65	1.12	1.12	1.47	1.03
Class 529-E:
4/30/2025[6,7]	18.39	.21	(.02 )	.19	(.21 )	(.25 )	(.46 )	18.12	1.04 [8]	18	.59 [9]	.59 [9]	.93 [9]	2.29 [9]
10/31/2024	15.11	.35	3.29	3.64	(.35 )	(.01 )	(.36 )	18.39	24.23	19.59		.59	.93	2.03
10/31/2023	15.24	.30	.43	.73	(.28 )	(.58 )	(.86 )	15.11	4.89	17.60		.60	.94	1.90
10/31/2022	18.89	.23	(2.98)	(2.75)	(.24 )	(.66 )	(.90 )	15.24	(15.24)	18.59		.59	.92	1.37
10/31/2021	15.53	.21	3.55	3.76	(.26 )	(.14 )	(.40 )	18.89	24.47	20.59		.59	.91	1.18
10/31/2020	15.24	.23	.61	.84	(.25 )	(.30 )	(.55 )	15.53	5.59	16.59		.59	.94	1.49
Class 529-T:
4/30/2025[6,7]	18.45	.25	(.02 )	.23	(.26 )	(.25 )	(.51 )	18.17	1.23 [8,11]	— [12]	.11 [9,11]	.11 [9,11]	.45 [9,11]	2.74 [9,11]
10/31/2024	15.16	.44	3.29	3.73	(.43 )	(.01 )	(.44 )	18.45	24.81 [11]	— [12]	.11 [11]	.11 [11]	.45 [11]	2.49 [11]
10/31/2023	15.28	.38	.44	.82	(.36 )	(.58 )	(.94 )	15.16	5.50 [11]	— [12]	.07 [11]	.07 [11]	.41 [11]	2.41 [11]
10/31/2022	18.95	.31	(2.99)	(2.68)	(.33 )	(.66 )	(.99 )	15.28	(14.88)[11]	— [12]	.11 [11]	.11 [11]	.44 [11]	1.85 [11]
10/31/2021	15.57	.30	3.56	3.86	(.34 )	(.14 )	(.48 )	18.95	25.11 [11]	— [12]	.12 [11]	.12 [11]	.44 [11]	1.65 [11]
10/31/2020	15.28	.30	.61	.91	(.32 )	(.30 )	(.62 )	15.57	6.07 [11]	— [12]	.13 [11]	.13 [11]	.48 [11]	1.94 [11]
Class 529-F-1:
4/30/2025[6,7]	18.47	.25	(.03 )	.22	(.25 )	(.25 )	(.50 )	18.19	1.20 [8,11]	— [12]	.17 [9,11]	.17 [9,11]	.51 [9,11]	2.68 [9,11]
10/31/2024	15.18	.43	3.29	3.72	(.42 )	(.01 )	(.43 )	18.47	24.70 [11]	— [12]	.17 [11]	.17 [11]	.51 [11]	2.43 [11]
10/31/2023	15.30	.36	.45	.81	(.35 )	(.58 )	(.93 )	15.18	5.38 [11]	— [12]	.17 [11]	.17 [11]	.51 [11]	2.31 [11]
10/31/2022	18.97	.30	(3.00)	(2.70)	(.31 )	(.66 )	(.97 )	15.30	(14.92)[11]	— [12]	.18 [11]	.18 [11]	.51 [11]	1.78 [11]
10/31/2021	15.59	.26	3.60	3.86	(.34 )	(.14 )	(.48 )	18.97	25.03 [11]	— [12]	.16 [11]	.16 [11]	.48 [11]	1.48 [11]
10/31/2020	15.29	.30	.62	.92	(.32 )	(.30 )	(.62 )	15.59	6.14 [11]	— [12]	.12 [11]	.12 [11]	.47 [11]	1.93 [11]
Class 529-F-2:
4/30/2025[6,7]	18.44	.25	(.02 )	.23	(.26 )	(.25 )	(.51 )	18.16	1.23 [8]	115	.10 [9]	.10 [9]	.44 [9]	2.75 [9]
10/31/2024	15.15	.43	3.31	3.74	(.44 )	(.01 )	(.45 )	18.44	24.83	114.11		.11	.45	2.48
10/31/2023	15.27	.37	.45	.82	(.36 )	(.58 )	(.94 )	15.15	5.46	88.11		.11	.45	2.37
10/31/2022	18.94	.31	(2.99)	(2.68)	(.33 )	(.66 )	(.99 )	15.27	(14.89)	83.11		.11	.44	1.86
10/31/2021	15.57	.29	3.56	3.85	(.34 )	(.14 )	(.48 )	18.94	25.05	87.12		.12	.44	1.63
10/31/2020[6,14]	15.57	—	—	—	—	—	—	15.57	—	56	—	—	—	—
Refer to the end of the table(s) for footnote(s).

63	American Funds Portfolio Series

Financial highlights (continued)
Moderate Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
4/30/2025[6,7]	$18.44	$.25	$(.02 )	$.23	$(.26 )	$(.25 )	$(.51 )	$18.16	1.26%[8]	$— [12]	.06%[9]	.06%[9]	.40%[9]	2.79%[9]
10/31/2024	15.15	.44	3.30	3.74	(.44 )	(.01 )	(.45 )	18.44	24.88	— [12]	.06	.06	.40	2.54
10/31/2023	15.27	.38	.44	.82	(.36 )	(.58 )	(.94 )	15.15	5.50	— [12]	.07	.07	.41	2.41
10/31/2022	18.94	.32	(3.00)	(2.68)	(.33 )	(.66 )	(.99 )	15.27	(14.86)	— [12]	.07	.07	.40	1.89
10/31/2021	15.57	.30	3.56	3.86	(.35 )	(.14 )	(.49 )	18.94	25.11	— [12]	.12	.07	.39	1.69
10/31/2020[6,14]	15.57	—	—	—	—	—	—	15.57	—	— [12]	—	—	—	—
Class ABLE-A:
4/30/2025[6,7]	18.46	.23	(.01 )	.22	(.24 )	(.25 )	(.49 )	18.19	1.19 [8]	13	.30 [9]	.25 [9]	.59 [9]	2.56 [9]
10/31/2024	15.16	.40	3.31	3.71	(.40 )	(.01 )	(.41 )	18.46	24.65	11.30		.25	.59	2.30
10/31/2023	15.28	.34	.45	.79	(.33 )	(.58 )	(.91 )	15.16	5.27	7.30		.24	.58	2.19
10/31/2022	18.94	.29	(2.99)	(2.70)	(.30 )	(.66 )	(.96 )	15.28	(14.99)	5.30		.24	.57	1.72
10/31/2021	15.57	.29	3.55	3.84	(.33 )	(.14 )	(.47 )	18.94	24.94	4.22		.16	.48	1.58
10/31/2020	15.26	.26	.64	.90	(.29 )	(.30 )	(.59 )	15.57	5.96	2.38		.32	.67	1.68
Class ABLE-F-2:
4/30/2025[6,7]	18.48	.25	(.01 )	.24	(.26 )	(.25 )	(.51 )	18.21	1.30 [8]	1	.08 [9]	.03 [9]	.37 [9]	2.74 [9]
10/31/2024	15.18	.44	3.31	3.75	(.44 )	(.01 )	(.45 )	18.48	24.87	1.09		.03	.37	2.49
10/31/2023	15.29	.38	.45	.83	(.36 )	(.58 )	(.94 )	15.18	5.55	1.09		.03	.37	2.42
10/31/2022	18.95	.33	(3.00)	(2.67)	(.33 )	(.66 )	(.99 )	15.29	(14.80)	— [12]	.09	.03	.36	1.96
10/31/2021	15.57	.31	3.56	3.87	(.35 )	(.14 )	(.49 )	18.95	25.18	— [12]	.09	.02	.34	1.70
10/31/2020[6,14]	15.57	—	—	—	—	—	—	15.57	—	— [12]	—	—	—	—
Class R-1:
4/30/2025[6,7]	18.36	.16	(.02 )	.14	(.17 )	(.25 )	(.42 )	18.08	.76 [8]	10	1.07 [9]	1.07 [9]	1.41 [9]	1.80 [9]
10/31/2024	15.09	.27	3.28	3.55	(.27 )	(.01 )	(.28 )	18.36	23.61	10	1.06	1.06	1.40	1.57
10/31/2023	15.21	.22	.45	.67	(.21 )	(.58 )	(.79 )	15.09	4.46	9	1.08	1.08	1.42	1.42
10/31/2022	18.86	.15	(2.99)	(2.84)	(.15 )	(.66 )	(.81 )	15.21	(15.73)	9	1.09	1.09	1.42	.88
10/31/2021	15.51	.12	3.54	3.66	(.17 )	(.14 )	(.31 )	18.86	23.83	12	1.10	1.10	1.42	.67
10/31/2020	15.20	.15	.62	.77	(.16 )	(.30 )	(.46 )	15.51	5.13	10	1.11	1.11	1.46	.96
Class R-2:
4/30/2025[6,7]	18.30	.16	(.02 )	.14	(.17 )	(.25 )	(.42 )	18.02	.74 [8]	131	1.10 [9]	1.10 [9]	1.44 [9]	1.77 [9]
10/31/2024	15.04	.27	3.27	3.54	(.27 )	(.01 )	(.28 )	18.30	23.63	136	1.08	1.08	1.42	1.55
10/31/2023	15.17	.22	.44	.66	(.21 )	(.58 )	(.79 )	15.04	4.40	120	1.08	1.08	1.42	1.42
10/31/2022	18.81	.15	(2.97)	(2.82)	(.16 )	(.66 )	(.82 )	15.17	(15.67)	123	1.07	1.07	1.40	.90
10/31/2021	15.47	.12	3.54	3.66	(.18 )	(.14 )	(.32 )	18.81	23.84	148	1.08	1.08	1.40	.69
10/31/2020	15.18	.15	.62	.77	(.18 )	(.30 )	(.48 )	15.47	5.10	122	1.08	1.08	1.43	1.00
Class R-2E:
4/30/2025[6,7]	18.43	.18	(.01 )	.17	(.19 )	(.25 )	(.44 )	18.16	.93 [8]	8	.81 [9]	.81 [9]	1.15 [9]	2.02 [9]
10/31/2024	15.15	.32	3.28	3.60	(.31 )	(.01 )	(.32 )	18.43	23.88	8.81		.81	1.15	1.87
10/31/2023	15.27	.26	.45	.71	(.25 )	(.58 )	(.83 )	15.15	4.75	9.81		.81	1.15	1.66
10/31/2022	18.93	.20	(3.00)	(2.80)	(.20 )	(.66 )	(.86 )	15.27	(15.49)	9.81		.81	1.14	1.15
10/31/2021	15.56	.18	3.55	3.73	(.22 )	(.14 )	(.36 )	18.93	24.21	12.81		.81	1.13	.98
10/31/2020	15.26	.19	.63	.82	(.22 )	(.30 )	(.52 )	15.56	5.40	10.82		.82	1.17	1.24
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	64

Financial highlights (continued)
Moderate Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
4/30/2025[6,7]	$18.39	$.20	$(.02 )	$.18	$(.21 )	$(.25 )	$(.46 )	$18.11	.97%[8]	$157	.65%[9]	.65%[9]	.99%[9]	2.19%[9]
10/31/2024	15.11	.35	3.28	3.63	(.34 )	(.01 )	(.35 )	18.39	24.17	152.65		.65	.99	1.99
10/31/2023	15.24	.29	.43	.72	(.27 )	(.58 )	(.85 )	15.11	4.83	133.65		.65	.99	1.84
10/31/2022	18.89	.22	(2.98)	(2.76)	(.23 )	(.66 )	(.89 )	15.24	(15.30)	129.65		.65	.98	1.31
10/31/2021	15.53	.20	3.55	3.75	(.25 )	(.14 )	(.39 )	18.89	24.40	171.65		.65	.97	1.12
10/31/2020	15.23	.22	.62	.84	(.24 )	(.30 )	(.54 )	15.53	5.60	140.65		.65	1.00	1.41
Class R-4:
4/30/2025[6,7]	18.45	.23	(.02 )	.21	(.24 )	(.25 )	(.49 )	18.17	1.11 [8]	83	.35 [9]	.35 [9]	.69 [9]	2.53 [9]
10/31/2024	15.16	.39	3.31	3.70	(.40 )	(.01 )	(.41 )	18.45	24.53	89.34		.34	.68	2.23
10/31/2023	15.28	.34	.44	.78	(.32 )	(.58 )	(.90 )	15.16	5.20	68.35		.35	.69	2.14
10/31/2022	18.94	.27	(2.99)	(2.72)	(.28 )	(.66 )	(.94 )	15.28	(15.06)	70.35		.35	.68	1.60
10/31/2021	15.57	.25	3.56	3.81	(.30 )	(.14 )	(.44 )	18.94	24.75	105.35		.35	.67	1.41
10/31/2020	15.27	.26	.63	.89	(.29 )	(.30 )	(.59 )	15.57	5.89	94.36		.36	.71	1.73
Class R-5E:
4/30/2025[6,7]	18.46	.25	(.03 )	.22	(.25 )	(.25 )	(.50 )	18.18	1.21 [8]	32	.15 [9]	.15 [9]	.49 [9]	2.71 [9]
10/31/2024	15.17	.42	3.31	3.73	(.43 )	(.01 )	(.44 )	18.46	24.75	33.15		.15	.49	2.42
10/31/2023	15.29	.36	.45	.81	(.35 )	(.58 )	(.93 )	15.17	5.41	23.15		.15	.49	2.32
10/31/2022	18.96	.30	(2.99)	(2.69)	(.32 )	(.66 )	(.98 )	15.29	(14.91)	18.16		.16	.49	1.80
10/31/2021	15.58	.29	3.57	3.86	(.34 )	(.14 )	(.48 )	18.96	25.04	17.16		.16	.48	1.62
10/31/2020	15.28	.29	.63	.92	(.32 )	(.30 )	(.62 )	15.58	6.10	13.16		.16	.51	1.88
Class R-5:
4/30/2025[6,7]	18.49	.24	— [10]	.24	(.26 )	(.25 )	(.51 )	18.22	1.31 [8]	43	.06 [9]	.06 [9]	.40 [9]	2.66 [9]
10/31/2024	15.20	.45	3.29	3.74	(.44 )	(.01 )	(.45 )	18.49	24.81	31.06		.06	.40	2.58
10/31/2023	15.32	.39	.44	.83	(.37 )	(.58 )	(.95 )	15.20	5.50	27.06		.06	.40	2.45
10/31/2022	18.99	.32	(2.99)	(2.67)	(.34 )	(.66 )	(1.00)	15.32	(14.80)	27.06		.06	.39	1.91
10/31/2021	15.61	.31	3.56	3.87	(.35 )	(.14 )	(.49 )	18.99	25.11	29.06		.06	.38	1.71
10/31/2020	15.31	.31	.62	.93	(.33 )	(.30 )	(.63 )	15.61	6.20	23.06		.06	.41	2.00
Class R-6:
4/30/2025[6,7]	18.49	.26	(.01 )	.25	(.27 )	(.25 )	(.52 )	18.22	1.33 [8]	692	.01 [9]	.01 [9]	.35 [9]	2.82 [9]
10/31/2024	15.19	.45	3.31	3.76	(.45 )	(.01 )	(.46 )	18.49	24.95	648.01		.01	.35	2.58
10/31/2023	15.31	.39	.44	.83	(.37 )	(.58 )	(.95 )	15.19	5.55	508.01		.01	.35	2.46
10/31/2022	18.99	.33	(3.01)	(2.68)	(.34 )	(.66 )	(1.00)	15.31	(14.82)	483.01		.01	.34	1.95
10/31/2021	15.61	.32	3.56	3.88	(.36 )	(.14 )	(.50 )	18.99	25.17	546.01		.01	.33	1.75
10/31/2020	15.31	.32	.62	.94	(.34 )	(.30 )	(.64 )	15.61	6.25	407.01		.01	.36	2.06
Refer to the end of the table(s) for footnote(s).

65	American Funds Portfolio Series

Financial highlights (continued)
Conservative Growth and Income Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6,7]	$13.51	$.28	$(.01 )	$.27	$(.28 )	$(.17 )	$(.45 )	$13.33	2.01%[8]	$5,771	.32%[9]	.32%[9]	.62%[9]	4.21%[9]
10/31/2024	11.73	.52	1.89	2.41	(.52 )	(.11 )	(.63 )	13.51	20.89	5,695.31		.31	.60	3.98
10/31/2023	12.03	.47	(.12 )	.35	(.47 )	(.18 )	(.65 )	11.73	2.81	4,953.32		.32	.60	3.86
10/31/2022	14.00	.40	(1.72)	(1.32)	(.40 )	(.25 )	(.65 )	12.03	(9.81)	4,994.33		.33	.62	3.05
10/31/2021	12.24	.36	2.08	2.44	(.41 )	(.27 )	(.68 )	14.00	20.36	5,267.33		.33	.60	2.68
10/31/2020	12.80	.41	(.38 )	.03	(.42 )	(.17 )	(.59 )	12.24	.23	3,910.33		.33	.60	3.26
Class C:
4/30/2025[6,7]	13.42	.23	— [10]	.23	(.23 )	(.17 )	(.40 )	13.25	1.72 [8]	445	1.05 [9]	1.05 [9]	1.35 [9]	3.48 [9]
10/31/2024	11.66	.42	1.87	2.29	(.42 )	(.11 )	(.53 )	13.42	19.92	465	1.05	1.05	1.34	3.26
10/31/2023	11.96	.38	(.13 )	.25	(.37 )	(.18 )	(.55 )	11.66	2.04	478	1.06	1.06	1.34	3.12
10/31/2022	13.91	.30	(1.70)	(1.40)	(.30 )	(.25 )	(.55 )	11.96	(10.40)	581	1.05	1.05	1.34	2.33
10/31/2021	12.17	.27	2.05	2.32	(.31 )	(.27 )	(.58 )	13.91	19.44	717	1.05	1.05	1.32	1.97
10/31/2020	12.72	.31	(.36 )	(.05 )	(.33 )	(.17 )	(.50 )	12.17	(.44 )	622	1.06	1.06	1.33	2.54
Class T:
4/30/2025[6,7]	13.51	.30	— [10]	.30	(.30 )	(.17 )	(.47 )	13.34	2.22 [8,11]	— [12]	.05 [9,11]	.05 [9,11]	.35 [9,11]	4.50 [9,11]
10/31/2024	11.73	.55	1.89	2.44	(.55 )	(.11 )	(.66 )	13.51	21.19 [11]	— [12]	.05 [11]	.05 [11]	.34 [11]	4.24 [11]
10/31/2023	12.04	.51	(.14 )	.37	(.50 )	(.18 )	(.68 )	11.73	2.99 [11]	— [12]	.05 [11]	.05 [11]	.33 [11]	4.13 [11]
10/31/2022	14.00	.44	(1.71)	(1.27)	(.44 )	(.25 )	(.69 )	12.04	(9.47)[11]	— [12]	.05 [11]	.05 [11]	.34 [11]	3.34 [11]
10/31/2021	12.25	.41	2.06	2.47	(.45 )	(.27 )	(.72 )	14.00	20.60 [11]	— [12]	.04 [11]	.04 [11]	.31 [11]	3.00 [11]
10/31/2020	12.80	.44	(.36 )	.08	(.46 )	(.17 )	(.63 )	12.25	.60 [11]	— [12]	.05 [11]	.05 [11]	.32 [11]	3.55 [11]
Class F-1:
4/30/2025[6,7]	13.52	.28	(.01 )	.27	(.28 )	(.17 )	(.45 )	13.34	1.99 [8]	124	.36 [9]	.36 [9]	.66 [9]	4.15 [9]
10/31/2024	11.74	.50	1.90	2.40	(.51 )	(.11 )	(.62 )	13.52	20.80	103.37		.37	.66	3.88
10/31/2023	12.04	.47	(.13 )	.34	(.46 )	(.18 )	(.64 )	11.74	2.75	77.37		.37	.65	3.80
10/31/2022	14.01	.39	(1.72)	(1.33)	(.39 )	(.25 )	(.64 )	12.04	(9.83)	75.37		.37	.66	3.02
10/31/2021	12.25	.36	2.07	2.43	(.40 )	(.27 )	(.67 )	14.01	20.28	82.37		.37	.64	2.70
10/31/2020	12.80	.40	(.37 )	.03	(.41 )	(.17 )	(.58 )	12.25	.26	87.37		.37	.64	3.22
Class F-2:
4/30/2025[6,7]	13.53	.29	— [10]	.29	(.29 )	(.17 )	(.46 )	13.36	2.19 [8]	767	.11 [9]	.11 [9]	.41 [9]	4.41 [9]
10/31/2024	11.75	.54	1.89	2.43	(.54 )	(.11 )	(.65 )	13.53	21.09	699.11		.11	.40	4.17
10/31/2023	12.05	.50	(.13 )	.37	(.49 )	(.18 )	(.67 )	11.75	3.02	573.11		.11	.39	4.07
10/31/2022	14.02	.43	(1.72)	(1.29)	(.43 )	(.25 )	(.68 )	12.05	(9.59)	574.11		.11	.40	3.27
10/31/2021	12.26	.39	2.08	2.47	(.44 )	(.27 )	(.71 )	14.02	20.58	546.11		.11	.38	2.90
10/31/2020	12.81	.43	(.36 )	.07	(.45 )	(.17 )	(.62 )	12.26	.52	387.12		.12	.39	3.48
Class F-3:
4/30/2025[6,7]	13.51	.30	— [10]	.30	(.30 )	(.17 )	(.47 )	13.34	2.25 [8]	161	.01 [9]	.01 [9]	.31 [9]	4.52 [9]
10/31/2024	11.73	.55	1.90	2.45	(.56 )	(.11 )	(.67 )	13.51	21.24	149.01		.01	.30	4.26
10/31/2023	12.04	.51	(.14 )	.37	(.50 )	(.18 )	(.68 )	11.73	3.04	102.01		.01	.29	4.17
10/31/2022	14.00	.44	(1.71)	(1.27)	(.44 )	(.25 )	(.69 )	12.04	(9.44)	106.01		.01	.30	3.35
10/31/2021	12.25	.40	2.07	2.47	(.45 )	(.27 )	(.72 )	14.00	20.64	99.01		.01	.28	2.98
10/31/2020	12.80	.45	(.37 )	.08	(.46 )	(.17 )	(.63 )	12.25	.63	60.01		.01	.28	3.58
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	66

Financial highlights (continued)
Conservative Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2025[6,7]	$13.50	$.28	$(.01 )	$.27	$(.28 )	$(.17 )	$(.45 )	$13.32	2.00%[8]	$345	.33%[9]	.33%[9]	.63%[9]	4.20%[9]
10/31/2024	11.72	.51	1.89	2.40	(.51 )	(.11 )	(.62 )	13.50	20.86	340.35		.35	.64	3.92
10/31/2023	12.03	.47	(.14 )	.33	(.46 )	(.18 )	(.64 )	11.72	2.69	270.36		.36	.64	3.82
10/31/2022	13.99	.40	(1.71)	(1.31)	(.40 )	(.25 )	(.65 )	12.03	(9.75)	267.34		.34	.63	3.03
10/31/2021	12.24	.36	2.06	2.42	(.40 )	(.27 )	(.67 )	13.99	20.25	289.35		.35	.62	2.66
10/31/2020	12.79	.40	(.36 )	.04	(.42 )	(.17 )	(.59 )	12.24	.28	209.37		.37	.64	3.20
Class 529-C:
4/30/2025[6,7]	13.44	.23	— [10]	.23	(.23 )	(.17 )	(.40 )	13.27	1.70 [8]	23	1.10 [9]	1.10 [9]	1.40 [9]	3.44 [9]
10/31/2024	11.68	.41	1.87	2.28	(.41 )	(.11 )	(.52 )	13.44	19.84	24	1.10	1.10	1.39	3.19
10/31/2023	11.98	.38	(.13 )	.25	(.37 )	(.18 )	(.55 )	11.68	1.99	23	1.11	1.11	1.39	3.07
10/31/2022	13.93	.30	(1.71)	(1.41)	(.29 )	(.25 )	(.54 )	11.98	(10.44)	26	1.11	1.11	1.40	2.27
10/31/2021	12.19	.26	2.05	2.31	(.30 )	(.27 )	(.57 )	13.93	19.35	34	1.10	1.10	1.37	1.92
10/31/2020	12.73	.32	(.37 )	(.05 )	(.32 )	(.17 )	(.49 )	12.19	(.46 )	30	1.11	1.11	1.38	2.58
Class 529-E:
4/30/2025[6,7]	13.49	.26	— [10]	.26	(.26 )	(.17 )	(.43 )	13.32	1.94 [8]	8	.59 [9]	.59 [9]	.89 [9]	3.94 [9]
10/31/2024	11.72	.48	1.88	2.36	(.48 )	(.11 )	(.59 )	13.49	20.48	8.59		.59	.88	3.69
10/31/2023	12.02	.44	(.13 )	.31	(.43 )	(.18 )	(.61 )	11.72	2.52	8.59		.59	.87	3.57
10/31/2022	13.98	.37	(1.72)	(1.35)	(.36 )	(.25 )	(.61 )	12.02	(9.99)	9.59		.59	.88	2.80
10/31/2021	12.23	.33	2.07	2.40	(.38 )	(.27 )	(.65 )	13.98	20.01	10.58		.58	.85	2.42
10/31/2020	12.79	.37	(.37 )	— [10]	(.39 )	(.17 )	(.56 )	12.23	(.03 )	7.59		.59	.86	3.01
Class 529-T:
4/30/2025[6,7]	13.51	.30	(.01 )	.29	(.29 )	(.17 )	(.46 )	13.34	2.21 [8,11]	— [12]	.09 [9,11]	.09 [9,11]	.39 [9,11]	4.44 [9,11]
10/31/2024	11.73	.54	1.90	2.44	(.55 )	(.11 )	(.66 )	13.51	21.14 [11]	— [12]	.10 [11]	.10 [11]	.39 [11]	4.18 [11]
10/31/2023	12.04	.50	(.14 )	.36	(.49 )	(.18 )	(.67 )	11.73	2.95 [11]	— [12]	.10 [11]	.10 [11]	.38 [11]	4.07 [11]
10/31/2022	14.00	.43	(1.71)	(1.28)	(.43 )	(.25 )	(.68 )	12.04	(9.51)[11]	— [12]	.09 [11]	.09 [11]	.38 [11]	3.29 [11]
10/31/2021	12.25	.39	2.07	2.46	(.44 )	(.27 )	(.71 )	14.00	20.52 [11]	— [12]	.11 [11]	.11 [11]	.38 [11]	2.92 [11]
10/31/2020	12.80	.43	(.36 )	.07	(.45 )	(.17 )	(.62 )	12.25	.54 [11]	— [12]	.11 [11]	.11 [11]	.38 [11]	3.48 [11]
Class 529-F-1:
4/30/2025[6,7]	13.51	.29	— [10]	.29	(.29 )	(.17 )	(.46 )	13.34	2.16 [8,11]	— [12]	.17 [9,11]	.17 [9,11]	.47 [9,11]	4.36 [9,11]
10/31/2024	11.74	.53	1.88	2.41	(.53 )	(.11 )	(.64 )	13.51	20.93 [11]	— [12]	.18 [11]	.18 [11]	.47 [11]	4.10 [11]
10/31/2023	12.04	.49	(.13 )	.36	(.48 )	(.18 )	(.66 )	11.74	2.94 [11]	— [12]	.18 [11]	.18 [11]	.46 [11]	3.99 [11]
10/31/2022	14.00	.42	(1.71)	(1.29)	(.42 )	(.25 )	(.67 )	12.04	(9.60)[11]	— [12]	.18 [11]	.18 [11]	.47 [11]	3.20 [11]
10/31/2021	12.25	.38	2.07	2.45	(.43 )	(.27 )	(.70 )	14.00	20.47 [11]	— [12]	.16 [11]	.16 [11]	.43 [11]	2.84 [11]
10/31/2020	12.80	.43	(.36 )	.07	(.45 )	(.17 )	(.62 )	12.25	.53 [11]	— [12]	.12 [11]	.12 [11]	.39 [11]	3.46 [11]
Class 529-F-2:
4/30/2025[6,7]	13.50	.29	— [10]	.29	(.29 )	(.17 )	(.46 )	13.33	2.20 [8]	64	.11 [9]	.11 [9]	.41 [9]	4.43 [9]
10/31/2024	11.73	.54	1.88	2.42	(.54 )	(.11 )	(.65 )	13.50	21.04	64.11		.11	.40	4.16
10/31/2023	12.03	.50	(.13 )	.37	(.49 )	(.18 )	(.67 )	11.73	3.04	50.10		.10	.38	4.07
10/31/2022	13.99	.43	(1.71)	(1.28)	(.43 )	(.25 )	(.68 )	12.03	(9.54)	47.11		.11	.40	3.27
10/31/2021	12.24	.39	2.06	2.45	(.43 )	(.27 )	(.70 )	13.99	20.51	52.13		.13	.40	2.87
10/31/2020[6,14]	12.24	—	—	—	—	—	—	12.24	—	36	—	—	—	—
Refer to the end of the table(s) for footnote(s).

67	American Funds Portfolio Series

Financial highlights (continued)
Conservative Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
4/30/2025[6,7]	$13.50	$.30	$— [10]	$.30	$(.30 )	$(.17 )	$(.47 )	$13.33	2.22%[8]	$— [12]	.06%[9]	.06%[9]	.36%[9]	4.47%[9]
10/31/2024	11.73	.55	1.88	2.43	(.55 )	(.11 )	(.66 )	13.50	21.09	— [12]	.07	.07	.36	4.21
10/31/2023	12.03	.50	(.12 )	.38	(.50 )	(.18 )	(.68 )	11.73	3.06	— [12]	.07	.07	.35	4.10
10/31/2022	13.99	.43	(1.71)	(1.28)	(.43 )	(.25 )	(.68 )	12.03	(9.50)	— [12]	.07	.07	.36	3.31
10/31/2021	12.24	.40	2.06	2.46	(.44 )	(.27 )	(.71 )	13.99	20.58	— [12]	.12	.07	.34	2.95
10/31/2020[6,14]	12.24	—	—	—	—	—	—	12.24	—	— [12]	—	—	—	—
Class ABLE-A:
4/30/2025[6,7]	13.51	.28	— [10]	.28	(.28 )	(.17 )	(.45 )	13.34	2.11 [8]	6	.29 [9]	.23 [9]	.53 [9]	4.26 [9]
10/31/2024	11.73	.52	1.89	2.41	(.52 )	(.11 )	(.63 )	13.51	20.91	5.29		.24	.53	4.00
10/31/2023	12.02	.48	(.12 )	.36	(.47 )	(.18 )	(.65 )	11.73	2.93	4.30		.24	.52	3.89
10/31/2022	13.99	.41	(1.72)	(1.31)	(.41 )	(.25 )	(.66 )	12.02	(9.77)	3.29		.23	.52	3.14
10/31/2021	12.23	.38	2.07	2.45	(.42 )	(.27 )	(.69 )	13.99	20.53	2.21		.15	.42	2.80
10/31/2020	12.78	.40	(.36 )	.04	(.42 )	(.17 )	(.59 )	12.23	.29	1.38		.31	.58	3.23
Class ABLE-F-2:
4/30/2025[6,7]	13.53	.30	— [10]	.30	(.30 )	(.17 )	(.47 )	13.36	2.20 [8]	— [12]	.08 [9]	.03 [9]	.33 [9]	4.49 [9]
10/31/2024	11.74	.54	1.91	2.45	(.55 )	(.11 )	(.66 )	13.53	21.23	— [12]	.08	.03	.32	4.16
10/31/2023	12.04	.51	(.14 )	.37	(.49 )	(.18 )	(.67 )	11.74	3.05	— [12]	.09	.03	.31	4.12
10/31/2022	14.00	.43	(1.71)	(1.28)	(.43 )	(.25 )	(.68 )	12.04	(9.49)	— [12]	.08	.03	.32	3.42
10/31/2021	12.24	.40	2.07	2.47	(.44 )	(.27 )	(.71 )	14.00	20.68	— [12]	.08	.02	.29	2.91
10/31/2020[6,14]	12.24	—	—	—	—	—	—	12.24	—	— [12]	—	—	—	—
Class R-1:
4/30/2025[6,7]	13.42	.23	— [10]	.23	(.23 )	(.17 )	(.40 )	13.25	1.74 [8]	4	1.07 [9]	1.07 [9]	1.37 [9]	3.46 [9]
10/31/2024	11.66	.42	1.87	2.29	(.42 )	(.11 )	(.53 )	13.42	19.95	3	1.07	1.07	1.36	3.26
10/31/2023	11.97	.38	(.13 )	.25	(.38 )	(.18 )	(.56 )	11.66	1.97	2	1.07	1.07	1.35	3.09
10/31/2022	13.93	.30	(1.71)	(1.41)	(.30 )	(.25 )	(.55 )	11.97	(10.45)	2	1.06	1.06	1.35	2.34
10/31/2021	12.18	.26	2.07	2.33	(.31 )	(.27 )	(.58 )	13.93	19.47	2	1.09	1.09	1.36	1.97
10/31/2020	12.74	.30	(.36 )	(.06 )	(.33 )	(.17 )	(.50 )	12.18	(.54 )	2	1.13	1.13	1.40	2.45
Class R-2:
4/30/2025[6,7]	13.41	.23	— [10]	.23	(.23 )	(.17 )	(.40 )	13.24	1.71 [8]	45	1.10 [9]	1.10 [9]	1.40 [9]	3.43 [9]
10/31/2024	11.65	.41	1.88	2.29	(.42 )	(.11 )	(.53 )	13.41	19.92	44	1.09	1.09	1.38	3.22
10/31/2023	11.96	.38	(.14 )	.24	(.37 )	(.18 )	(.55 )	11.65	1.95	40	1.09	1.09	1.37	3.07
10/31/2022	13.91	.30	(1.70)	(1.40)	(.30 )	(.25 )	(.55 )	11.96	(10.44)	39	1.08	1.08	1.37	2.31
10/31/2021	12.17	.26	2.06	2.32	(.31 )	(.27 )	(.58 )	13.91	19.43	49	1.07	1.07	1.34	1.97
10/31/2020	12.72	.31	(.36 )	(.05 )	(.33 )	(.17 )	(.50 )	12.17	(.44 )	43	1.08	1.08	1.35	2.52
Class R-2E:
4/30/2025[6,7]	13.50	.24	— [10]	.24	(.25 )	(.17 )	(.42 )	13.32	1.79 [8]	2	.80 [9]	.80 [9]	1.10 [9]	3.65 [9]
10/31/2024	11.72	.47	1.87	2.34	(.45 )	(.11 )	(.56 )	13.50	20.27	2.81		.81	1.10	3.60
10/31/2023	12.04	.41	(.13 )	.28	(.42 )	(.18 )	(.60 )	11.72	2.24	2.80		.80	1.08	3.35
10/31/2022	14.00	.34	(1.72)	(1.38)	(.33 )	(.25 )	(.58 )	12.04	(10.18)	1.78		.78	1.07	2.56
10/31/2021	12.25	.30	2.07	2.37	(.35 )	(.27 )	(.62 )	14.00	19.76	1.82		.80	1.07	2.20
10/31/2020	12.79	.34	(.36 )	(.02 )	(.35 )	(.17 )	(.52 )	12.25	(.22 )	— [12]	.83	.83	1.10	2.74
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	68

Financial highlights (continued)
Conservative Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
4/30/2025[6,7]	$13.47	$.26	$— [10]	$.26	$(.26 )	$(.17 )	$(.43 )	$13.30	1.93%[8]	$50	.65%[9]	.65%[9]	.95%[9]	3.88%[9]
10/31/2024	11.70	.47	1.89	2.36	(.48 )	(.11 )	(.59 )	13.47	20.47	46.63		.63	.92	3.65
10/31/2023	12.01	.43	(.13 )	.30	(.43 )	(.18 )	(.61 )	11.70	2.40	40.64		.64	.92	3.55
10/31/2022	13.97	.36	(1.71)	(1.35)	(.36 )	(.25 )	(.61 )	12.01	(10.03)	42.63		.63	.92	2.74
10/31/2021	12.22	.32	2.07	2.39	(.37 )	(.27 )	(.64 )	13.97	19.95	43.63		.63	.90	2.39
10/31/2020	12.77	.37	(.37 )	— [10]	(.38 )	(.17 )	(.55 )	12.22	—	35.64		.64	.91	2.94
Class R-4:
4/30/2025[6,7]	13.51	.28	— [10]	.28	(.28 )	(.17 )	(.45 )	13.34	2.08 [8]	36	.34 [9]	.34 [9]	.64 [9]	4.20 [9]
10/31/2024	11.74	.51	1.88	2.39	(.51 )	(.11 )	(.62 )	13.51	20.75	34.34		.34	.63	3.96
10/31/2023	12.04	.47	(.13 )	.34	(.46 )	(.18 )	(.64 )	11.74	2.78	31.34		.34	.62	3.81
10/31/2022	14.00	.40	(1.71)	(1.31)	(.40 )	(.25 )	(.65 )	12.04	(9.74)	31.34		.34	.63	3.04
10/31/2021	12.25	.37	2.05	2.42	(.40 )	(.27 )	(.67 )	14.00	20.23	35.35		.35	.62	2.74
10/31/2020	12.80	.40	(.36 )	.04	(.42 )	(.17 )	(.59 )	12.25	.28	33.36		.36	.63	3.24
Class R-5E:
4/30/2025[6,7]	13.49	.28	.01	.29	(.29 )	(.17 )	(.46 )	13.32	2.17 [8]	13	.16 [9]	.16 [9]	.46 [9]	4.25 [9]
10/31/2024	11.72	.53	1.89	2.42	(.54 )	(.11 )	(.65 )	13.49	21.01	9.14		.14	.43	4.13
10/31/2023	12.02	.49	(.12 )	.37	(.49 )	(.18 )	(.67 )	11.72	2.99	8.14		.14	.42	4.00
10/31/2022	13.99	.42	(1.72)	(1.30)	(.42 )	(.25 )	(.67 )	12.02	(9.65)	7.16		.16	.45	3.25
10/31/2021	12.23	.41	2.05	2.46	(.43 )	(.27 )	(.70 )	13.99	20.56	5.17		.17	.44	3.02
10/31/2020	12.79	.42	(.37 )	.05	(.44 )	(.17 )	(.61 )	12.23	.40	7.17		.17	.44	3.37
Class R-5:
4/30/2025[6,7]	13.55	.29	— [10]	.29	(.30 )	(.17 )	(.47 )	13.37	2.14 [8]	17	.06 [9]	.06 [9]	.36 [9]	4.40 [9]
10/31/2024	11.76	.54	1.91	2.45	(.55 )	(.11 )	(.66 )	13.55	21.22	12.06		.06	.35	4.16
10/31/2023	12.07	.51	(.14 )	.37	(.50 )	(.18 )	(.68 )	11.76	2.98	8.06		.06	.34	4.12
10/31/2022	14.03	.44	(1.72)	(1.28)	(.43 )	(.25 )	(.68 )	12.07	(9.46)	10.06		.06	.35	3.33
10/31/2021	12.27	.40	2.07	2.47	(.44 )	(.27 )	(.71 )	14.03	20.62	8.06		.06	.33	2.96
10/31/2020	12.83	.44	(.38 )	.06	(.45 )	(.17 )	(.62 )	12.27	.50	6.06		.06	.33	3.56
Class R-6:
4/30/2025[6,7]	13.54	.30	— [10]	.30	(.30 )	(.17 )	(.47 )	13.37	2.24 [8]	179	.01 [9]	.01 [9]	.31 [9]	4.52 [9]
10/31/2024	11.76	.55	1.90	2.45	(.56 )	(.11 )	(.67 )	13.54	21.19	155.01		.01	.30	4.25
10/31/2023	12.06	.51	(.13 )	.38	(.50 )	(.18 )	(.68 )	11.76	3.12	113.01		.01	.29	4.13
10/31/2022	14.03	.44	(1.72)	(1.28)	(.44 )	(.25 )	(.69 )	12.06	(9.49)	82.01		.01	.30	3.36
10/31/2021	12.27	.41	2.07	2.48	(.45 )	(.27 )	(.72 )	14.03	20.68	83.01		.01	.28	3.00
10/31/2020	12.82	.45	(.37 )	.08	(.46 )	(.17 )	(.63 )	12.27	.63	61.02		.02	.29	3.58
Refer to the end of the table(s) for footnote(s).

69	American Funds Portfolio Series

Financial highlights (continued)
Tax-Aware Conservative Growth and Income Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6,7]	$16.28	$.20	$(.19 )	$.01	$(.20 )	$(.42 )	$(.62 )	$15.67	0.09%[8]	$3,890	.34%[9]	.67%[9]	2.56%[9]
10/31/2024	13.84	.39	2.68	3.07	(.36 )	(.27 )	(.63 )	16.28	22.59	3,854.32		.64	2.50
10/31/2023	13.80	.36	.32	.68	(.35 )	(.29 )	(.64 )	13.84	4.92	3,127.34		.64	2.48
10/31/2022	16.11	.31	(2.20)	(1.89)	(.32 )	(.10 )	(.42 )	13.80	(11.98)	3,127.34		.63	2.04
10/31/2021	13.80	.28	2.40	2.68	(.29 )	(.08 )	(.37 )	16.11	19.58	3,309.34		.64	1.83
10/31/2020	14.05	.31	(.04 )	.27	(.32 )	(.20 )	(.52 )	13.80	1.95	2,298.35		.66	2.28
Class C:
4/30/2025[6,7]	16.15	.15	(.19 )	(.04 )	(.15 )	(.42 )	(.57 )	15.54	(0.26)[8]	297	1.04 [9]	1.37 [9]	1.85 [9]
10/31/2024	13.73	.28	2.66	2.94	(.25 )	(.27 )	(.52 )	16.15	21.74	315	1.04	1.36	1.79
10/31/2023	13.70	.25	.32	.57	(.25 )	(.29 )	(.54 )	13.73	4.13	301	1.04	1.34	1.79
10/31/2022	15.99	.20	(2.18)	(1.98)	(.21 )	(.10 )	(.31 )	13.70	(12.58)	342	1.04	1.33	1.33
10/31/2021	13.70	.17	2.38	2.55	(.18 )	(.08 )	(.26 )	15.99	18.76	414	1.04	1.34	1.13
10/31/2020	13.94	.22	(.04 )	.18	(.22 )	(.20 )	(.42 )	13.70	1.32	331	1.05	1.36	1.58
Class T:
4/30/2025[6,7]	16.29	.23	(.20 )	.03	(.23 )	(.42 )	(.65 )	15.67	0.18 [8,11]	— [12]	.03 [9,11]	.36 [9,11]	2.87 [9,11]
10/31/2024	13.84	.44	2.69	3.13	(.41 )	(.27 )	(.68 )	16.29	23.02 [11]	— [12]	.03 [11]	.35 [11]	2.80 [11]
10/31/2023	13.81	.41	.31	.72	(.40 )	(.29 )	(.69 )	13.84	5.18 [11]	— [12]	.01 [11]	.31 [11]	2.82 [11]
10/31/2022	16.11	.35	(2.19)	(1.84)	(.36 )	(.10 )	(.46 )	13.81	(11.65)[11]	— [12]	.04 [11]	.33 [11]	2.33 [11]
10/31/2021	13.80	.33	2.39	2.72	(.33 )	(.08 )	(.41 )	16.11	19.93 [11]	— [12]	.04 [11]	.34 [11]	2.14 [11]
10/31/2020	14.05	.36	(.05 )	.31	(.36 )	(.20 )	(.56 )	13.80	2.26 [11]	— [12]	.05 [11]	.36 [11]	2.58 [11]
Class F-1:
4/30/2025[6,7]	16.28	.20	(.20 )	— [10]	(.20 )	(.42 )	(.62 )	15.66	0.01 [8]	287	.38 [9]	.71 [9]	2.52 [9]
10/31/2024	13.83	.38	2.69	3.07	(.35 )	(.27 )	(.62 )	16.28	22.61	282.38		.70	2.45
10/31/2023	13.80	.35	.32	.67	(.35 )	(.29 )	(.64 )	13.83	4.80	233.38		.68	2.45
10/31/2022	16.11	.30	(2.20)	(1.90)	(.31 )	(.10 )	(.41 )	13.80	(12.02)	241.39		.68	1.98
10/31/2021	13.80	.28	2.39	2.67	(.28 )	(.08 )	(.36 )	16.11	19.53	286.38		.68	1.79
10/31/2020	14.04	.31	(.04 )	.27	(.31 )	(.20 )	(.51 )	13.80	1.98	233.39		.70	2.25
Class F-2:
4/30/2025[6,7]	16.32	.22	(.20 )	.02	(.22 )	(.42 )	(.64 )	15.70	0.14 [8]	616	.12 [9]	.45 [9]	2.77 [9]
10/31/2024	13.86	.42	2.71	3.13	(.40 )	(.27 )	(.67 )	16.32	22.95	600.11		.43	2.71
10/31/2023	13.83	.39	.32	.71	(.39 )	(.29 )	(.68 )	13.86	5.07	459.12		.42	2.70
10/31/2022	16.14	.34	(2.20)	(1.86)	(.35 )	(.10 )	(.45 )	13.83	(11.76)	439.12		.41	2.26
10/31/2021	13.82	.32	2.40	2.72	(.32 )	(.08 )	(.40 )	16.14	19.89	450.11		.41	2.05
10/31/2020	14.07	.35	(.05 )	.30	(.35 )	(.20 )	(.55 )	13.82	2.17	282.12		.43	2.51
Class F-3:
4/30/2025[6,7]	16.30	.23	(.19 )	.04	(.23 )	(.42 )	(.65 )	15.69	0.25 [8]	165	.01 [9]	.34 [9]	2.89 [9]
10/31/2024	13.85	.44	2.69	3.13	(.41 )	(.27 )	(.68 )	16.30	23.02	162.01		.33	2.82
10/31/2023	13.82	.40	.32	.72	(.40 )	(.29 )	(.69 )	13.85	5.18	120.01		.31	2.81
10/31/2022	16.13	.36	(2.20)	(1.84)	(.37 )	(.10 )	(.47 )	13.82	(11.67)	115.01		.30	2.37
10/31/2021	13.81	.34	2.40	2.74	(.34 )	(.08 )	(.42 )	16.13	20.02	98.01		.31	2.15
10/31/2020	14.06	.36	(.05 )	.31	(.36 )	(.20 )	(.56 )	13.81	2.29	60.02		.33	2.61
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	70

Financial highlights (continued)
Preservation Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6,7]	$9.42	$.19	$.12	$.31	$(.19 )	$—	$(.19 )	$9.54	3.29%[8]	$1,260	.39%[9]	.39%[9]	.66%[9]	3.99%[9]
10/31/2024	9.16	.37	.26	.63	(.37 )	—	(.37 )	9.42	6.98	1,265.39		.39	.66	3.94
10/31/2023	9.28	.30	(.12 )	.18	(.30 )	—	(.30 )	9.16	1.95	1,385.39		.39	.66	3.26
10/31/2022	10.20	.15	(.91 )	(.76 )	(.15 )	(.01 )	(.16 )	9.28	(7.49)	1,666.37		.37	.63	1.57
10/31/2021	10.40	.06	(.06 )	— [10]	(.19 )	(.01 )	(.20 )	10.20	(.07 )	1,906.38		.38	.63	.62
10/31/2020	10.01	.13	.41	.54	(.15 )	—	(.15 )	10.40	5.39	1,805.39		.39	.66	1.25
Class C:
4/30/2025[6,7]	9.40	.15	.12	.27	(.15 )	—	(.15 )	9.52	2.94 [8]	48	1.09 [9]	1.09 [9]	1.36 [9]	3.29 [9]
10/31/2024	9.14	.30	.26	.56	(.30 )	—	(.30 )	9.40	6.24	52	1.09	1.09	1.36	3.24
10/31/2023	9.26	.24	(.12 )	.12	(.24 )	—	(.24 )	9.14	1.23	73	1.08	1.08	1.35	2.55
10/31/2022	10.18	.08	(.90 )	(.82 )	(.09 )	(.01 )	(.10 )	9.26	(8.12)	104	1.07	1.07	1.33	.85
10/31/2021	10.38	(.01 )	(.06 )	(.07 )	(.12 )	(.01 )	(.13 )	10.18	(.70 )	143	1.08	1.08	1.33	(.09 )
10/31/2020	10.00	.06	.40	.46	(.08 )	—	(.08 )	10.38	4.58	174	1.09	1.09	1.36	.57
Class T:
4/30/2025[6,7]	9.42	.20	.12	.32	(.20 )	—	(.20 )	9.54	3.45 [8,11]	— [12]	.08 [9,11]	.08 [9,11]	.35 [9,11]	4.30 [9,11]
10/31/2024	9.17	.40	.25	.65	(.40 )	—	(.40 )	9.42	7.21 [11]	— [12]	.08 [11]	.08 [11]	.35 [11]	4.25 [11]
10/31/2023	9.29	.34	(.13 )	.21	(.33 )	—	(.33 )	9.17	2.31 [11]	— [12]	.03 [11]	.03 [11]	.30 [11]	3.63 [11]
10/31/2022	10.20	.18	(.90 )	(.72 )	(.18 )	(.01 )	(.19 )	9.29	(7.12)[11]	— [12]	.07 [11]	.07 [11]	.33 [11]	1.87 [11]
10/31/2021	10.40	.09	(.06 )	.03	(.22 )	(.01 )	(.23 )	10.20	.22 [11]	— [12]	.09 [11]	.09 [11]	.34 [11]	.91 [11]
10/31/2020	10.01	.16	.41	.57	(.18 )	—	(.18 )	10.40	5.70 [11]	— [12]	.10 [11]	.10 [11]	.37 [11]	1.61 [11]
Class F-1:
4/30/2025[6,7]	9.42	.19	.12	.31	(.19 )	—	(.19 )	9.54	3.29 [8]	16	.39 [9]	.39 [9]	.66 [9]	3.99 [9]
10/31/2024	9.17	.37	.25	.62	(.37 )	—	(.37 )	9.42	6.86	17.39		.39	.66	3.94
10/31/2023	9.28	.30	(.11 )	.19	(.30 )	—	(.30 )	9.17	2.05	22.38		.38	.65	3.25
10/31/2022	10.20	.15	(.91 )	(.76 )	(.15 )	(.01 )	(.16 )	9.28	(7.51)	32.38		.38	.64	1.54
10/31/2021	10.40	.06	(.07 )	(.01 )	(.18 )	(.01 )	(.19 )	10.20	(.09 )	53.39		.39	.64	.60
10/31/2020	10.01	.12	.42	.54	(.15 )	—	(.15 )	10.40	5.42	65.38		.38	.65	1.17
Class F-2:
4/30/2025[6,7]	9.42	.20	.12	.32	(.20 )	—	(.20 )	9.54	3.44 [8]	148	.11 [9]	.11 [9]	.38 [9]	4.28 [9]
10/31/2024	9.16	.40	.26	.66	(.40 )	—	(.40 )	9.42	7.28	156.11		.11	.38	4.22
10/31/2023	9.28	.33	(.12 )	.21	(.33 )	—	(.33 )	9.16	2.22	181.12		.12	.39	3.50
10/31/2022	10.20	.18	(.92 )	(.74 )	(.17 )	(.01 )	(.18 )	9.28	(7.27)	314.12		.12	.38	1.81
10/31/2021	10.40	.09	(.07 )	.02	(.21 )	(.01 )	(.22 )	10.20	.18	422.13		.13	.38	.87
10/31/2020	10.01	.15	.41	.56	(.17 )	—	(.17 )	10.40	5.68	412.12		.12	.39	1.41
Class F-3:
4/30/2025[6,7]	9.42	.20	.12	.32	(.20 )	—	(.20 )	9.54	3.49 [8]	45	.01 [9]	.01 [9]	.28 [9]	4.37 [9]
10/31/2024	9.16	.41	.26	.67	(.41 )	—	(.41 )	9.42	7.39	46.01		.01	.28	4.33
10/31/2023	9.28	.34	(.12 )	.22	(.34 )	—	(.34 )	9.16	2.34	60.01		.01	.28	3.64
10/31/2022	10.20	.19	(.91 )	(.72 )	(.19 )	(.01 )	(.20 )	9.28	(7.16)	64.01		.01	.27	1.93
10/31/2021	10.40	.10	(.07 )	.03	(.22 )	(.01 )	(.23 )	10.20	.29	74.02		.02	.27	1.01
10/31/2020	10.01	.15	.42	.57	(.18 )	—	(.18 )	10.40	5.77	53.03		.03	.30	1.46
Refer to the end of the table(s) for footnote(s).

71	American Funds Portfolio Series

Financial highlights (continued)
Preservation Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2025[6,7]	$9.41	$.19	$.12	$.31	$(.19 )	$—	$(.19 )	$9.53	3.31%[8]	$182	.37%[9]	.37%[9]	.64%[9]	4.01%[9]
10/31/2024	9.16	.37	.25	.62	(.37 )	—	(.37 )	9.41	6.89	174.38		.38	.65	3.96
10/31/2023	9.28	.31	(.13 )	.18	(.30 )	—	(.30 )	9.16	1.96	167.38		.38	.65	3.27
10/31/2022	10.20	.15	(.91 )	(.76 )	(.15 )	(.01 )	(.16 )	9.28	(7.49)	181.37		.37	.63	1.57
10/31/2021	10.39	.06	(.05 )	.01	(.19 )	(.01 )	(.20 )	10.20	.03	214.37		.37	.62	.63
10/31/2020	10.00	.13	.41	.54	(.15 )	—	(.15 )	10.39	5.40	211.39		.39	.66	1.25
Class 529-C:
4/30/2025[6,7]	9.39	.15	.12	.27	(.15 )	—	(.15 )	9.51	2.93 [8]	9	1.14 [9]	1.14 [9]	1.41 [9]	3.25 [9]
10/31/2024	9.14	.30	.25	.55	(.30 )	—	(.30 )	9.39	6.10	8	1.12	1.12	1.39	3.21
10/31/2023	9.26	.23	(.12 )	.11	(.23 )	—	(.23 )	9.14	1.18	9	1.14	1.14	1.41	2.50
10/31/2022	10.18	.08	(.91 )	(.83 )	(.08 )	(.01 )	(.09 )	9.26	(8.17)	12	1.13	1.13	1.39	.81
10/31/2021	10.39	(.01 )	(.07 )	(.08 )	(.12 )	(.01 )	(.13 )	10.18	(.82 )	17	1.13	1.13	1.38	(.13 )
10/31/2020	10.00	.06	.40	.46	(.07 )	—	(.07 )	10.39	4.60	21	1.15	1.15	1.42	.61
Class 529-E:
4/30/2025[6,7]	9.41	.18	.12	.30	(.18 )	—	(.18 )	9.53	3.19 [8]	4	.60 [9]	.60 [9]	.87 [9]	3.78 [9]
10/31/2024	9.16	.35	.25	.60	(.35 )	—	(.35 )	9.41	6.66	4.60		.60	.87	3.74
10/31/2023	9.28	.28	(.12 )	.16	(.28 )	—	(.28 )	9.16	1.73	4.60		.60	.87	3.05
10/31/2022	10.19	.13	(.90 )	(.77 )	(.13 )	(.01 )	(.14 )	9.28	(7.61)	5.59		.59	.85	1.34
10/31/2021	10.39	.04	(.07 )	(.03 )	(.16 )	(.01 )	(.17 )	10.19	(.30 )	7.60		.60	.85	.40
10/31/2020	10.00	.11	.40	.51	(.12 )	—	(.12 )	10.39	5.16	8.61		.61	.88	1.06
Class 529-T:
4/30/2025[6,7]	9.42	.20	.12	.32	(.20 )	—	(.20 )	9.54	3.42 [8,11]	— [12]	.15 [9,11]	.15 [9,11]	.42 [9,11]	4.24 [9,11]
10/31/2024	9.17	.39	.25	.64	(.39 )	—	(.39 )	9.42	7.13 [11]	— [12]	.15 [11]	.15 [11]	.42 [11]	4.19 [11]
10/31/2023	9.29	.33	(.12 )	.21	(.33 )	—	(.33 )	9.17	2.24 [11]	— [12]	.10 [11]	.10 [11]	.37 [11]	3.55 [11]
10/31/2022	10.20	.18	(.91 )	(.73 )	(.17 )	(.01 )	(.18 )	9.29	(7.19)[11]	— [12]	.14 [11]	.14 [11]	.40 [11]	1.80 [11]
10/31/2021	10.40	.09	(.07 )	.02	(.21 )	(.01 )	(.22 )	10.20	.16 [11]	— [12]	.15 [11]	.15 [11]	.40 [11]	.85 [11]
10/31/2020	10.01	.16	.40	.56	(.17 )	—	(.17 )	10.40	5.63 [11]	— [12]	.16 [11]	.16 [11]	.43 [11]	1.54 [11]
Class 529-F-1:
4/30/2025[6,7]	9.42	.20	.11	.31	(.19 )	—	(.19 )	9.54	3.38 [8,11]	— [12]	.21 [9,11]	.21 [9,11]	.48 [9,11]	4.18 [9,11]
10/31/2024	9.16	.39	.26	.65	(.39 )	—	(.39 )	9.42	7.19 [11]	— [12]	.21 [11]	.21 [11]	.48 [11]	4.13 [11]
10/31/2023	9.28	.32	(.12 )	.20	(.32 )	—	(.32 )	9.16	2.13 [11]	— [12]	.21 [11]	.21 [11]	.48 [11]	3.45 [11]
10/31/2022	10.20	.17	(.91 )	(.74 )	(.17 )	(.01 )	(.18 )	9.28	(7.33)[11]	— [12]	.19 [11]	.19 [11]	.45 [11]	1.75 [11]
10/31/2021	10.40	.08	(.06 )	.02	(.21 )	(.01 )	(.22 )	10.20	.13 [11]	— [12]	.19 [11]	.19 [11]	.44 [11]	.81 [11]
10/31/2020	10.01	.16	.40	.56	(.17 )	—	(.17 )	10.40	5.64 [11]	— [12]	.15 [11]	.15 [11]	.42 [11]	1.52 [11]
Class 529-F-2:
4/30/2025[6,7]	9.42	.20	.12	.32	(.20 )	—	(.20 )	9.54	3.43 [8]	59	.12 [9]	.12 [9]	.39 [9]	4.27 [9]
10/31/2024	9.17	.40	.25	.65	(.40 )	—	(.40 )	9.42	7.17	52.11		.11	.38	4.23
10/31/2023	9.29	.33	(.12 )	.21	(.33 )	—	(.33 )	9.17	2.25	42.10		.10	.37	3.56
10/31/2022	10.20	.18	(.90 )	(.72 )	(.18 )	(.01 )	(.19 )	9.29	(7.16)	39.11		.11	.37	1.83
10/31/2021	10.40	.09	(.07 )	.02	(.21 )	(.01 )	(.22 )	10.20	.17	44.14		.14	.39	.86
10/31/2020[6,14]	10.40	—	—	—	—	—	—	10.40	—	40	—	—	—	—
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	72

Financial highlights (continued)
Preservation Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
4/30/2025[6,7]	$9.42	$.20	$.12	$.32	$(.20 )	$—	$(.20 )	$9.54	3.45%[8]	$— [12]	.08%[9]	.08%[9]	.35%[9]	4.30%[9]
10/31/2024	9.17	.40	.25	.65	(.40 )	—	(.40 )	9.42	7.21	— [12]	.08	.08	.35	4.26
10/31/2023	9.29	.33	(.12 )	.21	(.33 )	—	(.33 )	9.17	2.26	— [12]	.09	.09	.36	3.57
10/31/2022	10.20	.18	(.90 )	(.72 )	(.18 )	(.01 )	(.19 )	9.29	(7.13)	— [12]	.08	.08	.34	1.86
10/31/2021	10.40	.09	(.06 )	.03	(.22 )	(.01 )	(.23 )	10.20	.22	— [12]	.15	.09	.34	.90
10/31/2020[6,14]	10.40	—	—	—	—	—	—	10.40	—	— [12]	—	—	—	—
Class ABLE-A:
4/30/2025[6,7]	9.44	.19	.12	.31	(.19 )	—	(.19 )	9.56	3.33 [8]	2	.30 [9]	.25 [9]	.52 [9]	4.14 [9]
10/31/2024	9.18	.38	.26	.64	(.38 )	—	(.38 )	9.44	7.06	1.31		.25	.52	4.09
10/31/2023	9.29	.32	(.12 )	.20	(.31 )	—	(.31 )	9.18	2.14	1.31		.25	.52	3.41
10/31/2022	10.21	.17	(.92 )	(.75 )	(.16 )	(.01 )	(.17 )	9.29	(7.42)	1.30		.25	.51	1.71
10/31/2021	10.40	.08	(.06 )	.02	(.20 )	(.01 )	(.21 )	10.21	.17	1.25		.19	.44	.82
10/31/2020	10.01	.13	.41	.54	(.15 )	—	(.15 )	10.40	5.39	— [12]	.39	.33	.60	1.30
Class ABLE-F-2:
4/30/2025[6,7]	9.47	.20	.13	.33	(.20 )	—	(.20 )	9.60	3.53 [8]	— [12]	.10 [9]	.04 [9]	.31 [9]	4.34 [9]
10/31/2024	9.21	.41	.25	.66	(.40 )	—	(.40 )	9.47	7.26	— [12]	.10	.04	.31	4.32
10/31/2023	9.32	.34	(.12 )	.22	(.33 )	—	(.33 )	9.21	2.35	— [12]	.10	.04	.31	3.60
10/31/2022	10.21	.19	(.89 )	(.70 )	(.18 )	(.01 )	(.19 )	9.32	(6.94)	— [12]	.09	.03	.29	1.93
10/31/2021	10.40	.10	(.06 )	.04	(.22 )	(.01 )	(.23 )	10.21	.32	— [12]	.09	.03	.28	.96
10/31/2020[6,14]	10.40	—	—	—	—	—	—	10.40	—	— [12]	—	—	—	—
Class R-1:
4/30/2025[6,7]	9.40	.15	.12	.27	(.16 )	—	(.16 )	9.51	2.86 [8]	1	1.07 [9]	1.07 [9]	1.34 [9]	3.32 [9]
10/31/2024	9.14	.31	.26	.57	(.31 )	—	(.31 )	9.40	6.32	1	1.04	1.04	1.31	3.29
10/31/2023	9.26	.24	(.12 )	.12	(.24 )	—	(.24 )	9.14	1.28	1	1.05	1.05	1.32	2.59
10/31/2022	10.18	.08	(.91 )	(.83 )	(.08 )	(.01 )	(.09 )	9.26	(8.13)	1	1.11	1.11	1.37	.84
10/31/2021	10.39	(.02 )	(.06 )	(.08 )	(.12 )	(.01 )	(.13 )	10.18	(.83 )	1	1.16	1.16	1.41	(.16 )
10/31/2020	10.01	.04	.41	.45	(.07 )	—	(.07 )	10.39	4.50	1	1.18	1.18	1.45	.41
Class R-2:
4/30/2025[6,7]	9.37	.15	.13	.28	(.16 )	—	(.16 )	9.49	2.97 [8]	18	1.06 [9]	1.06 [9]	1.33 [9]	3.32 [9]
10/31/2024	9.12	.30	.26	.56	(.31 )	—	(.31 )	9.37	6.17	18	1.08	1.08	1.35	3.26
10/31/2023	9.24	.24	(.12 )	.12	(.24 )	—	(.24 )	9.12	1.26	19	1.08	1.08	1.35	2.58
10/31/2022	10.16	.08	(.90 )	(.82 )	(.09 )	(.01 )	(.10 )	9.24	(8.13)	18	1.09	1.09	1.35	.86
10/31/2021	10.37	(.01 )	(.07 )	(.08 )	(.12 )	(.01 )	(.13 )	10.16	(.80 )	19	1.12	1.12	1.37	(.12 )
10/31/2020	9.98	.06	.40	.46	(.07 )	—	(.07 )	10.37	4.66	25	1.13	1.13	1.40	.55
Class R-2E:
4/30/2025[6,7]	9.43	.17	.12	.29	(.17 )	—	(.17 )	9.55	3.06 [8]	— [12]	.83 [9]	.83 [9]	1.10 [9]	3.55 [9]
10/31/2024	9.16	.33	.26	.59	(.32 )	—	(.32 )	9.43	6.55	— [12]	.89	.85	1.12	3.47
10/31/2023	9.28	.27	(.13 )	.14	(.26 )	—	(.26 )	9.16	1.49	1.82		.82	1.09	2.86
10/31/2022	10.20	.10	(.90 )	(.80 )	(.11 )	(.01 )	(.12 )	9.28	(7.91)	1.82		.82	1.08	1.06
10/31/2021	10.40	.01	(.06 )	(.05 )	(.14 )	(.01 )	(.15 )	10.20	(.54 )	1.86		.85	1.10	.13
10/31/2020	10.01	.08	.41	.49	(.10 )	—	(.10 )	10.40	4.95	1.83		.83	1.10	.82
Refer to the end of the table(s) for footnote(s).

73	American Funds Portfolio Series

Financial highlights (continued)
Preservation Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
4/30/2025[6,7]	$9.41	$.17	$.12	$.29	$(.17 )	$—	$(.17 )	$9.53	3.17%[8]	$26	.64%[9]	.64%[9]	.91%[9]	3.74%[9]
10/31/2024	9.15	.35	.26	.61	(.35 )	—	(.35 )	9.41	6.74	27.63		.63	.90	3.70
10/31/2023	9.27	.28	(.12 )	.16	(.28 )	—	(.28 )	9.15	1.69	27.64		.64	.91	3.01
10/31/2022	10.19	.13	(.92 )	(.79 )	(.12 )	(.01 )	(.13 )	9.27	(7.74)	29.64		.64	.90	1.31
10/31/2021	10.39	.04	(.07 )	(.03 )	(.16 )	(.01 )	(.17 )	10.19	(.35 )	29.66		.66	.91	.34
10/31/2020	10.00	.10	.41	.51	(.12 )	—	(.12 )	10.39	5.12	29.67		.67	.94	.99
Class R-4:
4/30/2025[6,7]	9.42	.19	.12	.31	(.19 )	—	(.19 )	9.54	3.32 [8]	12	.35 [9]	.35 [9]	.62 [9]	4.03 [9]
10/31/2024	9.17	.37	.26	.63	(.38 )	—	(.38 )	9.42	6.92	11.34		.34	.61	3.99
10/31/2023	9.29	.31	(.12 )	.19	(.31 )	—	(.31 )	9.17	2.00	11.34		.34	.61	3.32
10/31/2022	10.20	.16	(.91 )	(.75 )	(.15 )	(.01 )	(.16 )	9.29	(7.36)	13.33		.33	.59	1.60
10/31/2021	10.40	.07	(.07 )	— [10]	(.19 )	(.01 )	(.20 )	10.20	(.05 )	15.35		.35	.60	.64
10/31/2020	10.01	.13	.41	.54	(.15 )	—	(.15 )	10.40	5.43	17.36		.36	.63	1.31
Class R-5E:
4/30/2025[6,7]	9.43	.20	.12	.32	(.20 )	—	(.20 )	9.55	3.40 [8]	4	.17 [9]	.17 [9]	.44 [9]	4.22 [9]
10/31/2024	9.17	.39	.26	.65	(.39 )	—	(.39 )	9.43	7.23	4.16		.16	.43	4.18
10/31/2023	9.29	.32	(.12 )	.20	(.32 )	—	(.32 )	9.17	2.17	3.17		.17	.44	3.45
10/31/2022	10.21	.18	(.92 )	(.74 )	(.17 )	(.01 )	(.18 )	9.29	(7.29)	4.16		.16	.42	1.80
10/31/2021	10.41	.08	(.06 )	.02	(.21 )	(.01 )	(.22 )	10.21	.13	3.17		.17	.42	.82
10/31/2020	10.02	.15	.41	.56	(.17 )	—	(.17 )	10.41	5.61	3.18		.18	.45	1.46
Class R-5:
4/30/2025[6,7]	9.42	.20	.12	.32	(.20 )	—	(.20 )	9.54	3.46 [8]	4	.07 [9]	.07 [9]	.34 [9]	4.31 [9]
10/31/2024	9.17	.40	.25	.65	(.40 )	—	(.40 )	9.42	7.22	5.06		.06	.33	4.28
10/31/2023	9.29	.33	(.12 )	.21	(.33 )	—	(.33 )	9.17	2.28	4.06		.06	.33	3.56
10/31/2022	10.20	.18	(.90 )	(.72 )	(.18 )	(.01 )	(.19 )	9.29	(7.11)	6.06		.06	.32	1.87
10/31/2021	10.40	.09	(.06 )	.03	(.22 )	(.01 )	(.23 )	10.20	.24	5.07		.07	.32	.92
10/31/2020	10.01	.15	.42	.57	(.18 )	—	(.18 )	10.40	5.72	6.08		.08	.35	1.50
Class R-6:
4/30/2025[6,7]	9.42	.20	.12	.32	(.20 )	—	(.20 )	9.54	3.49 [8]	40	.01 [9]	.01 [9]	.28 [9]	4.37 [9]
10/31/2024	9.17	.41	.25	.66	(.41 )	—	(.41 )	9.42	7.28	36.01		.01	.28	4.33
10/31/2023	9.29	.34	(.12 )	.22	(.34 )	—	(.34 )	9.17	2.34	29.01		.01	.28	3.63
10/31/2022	10.20	.19	(.90 )	(.71 )	(.19 )	(.01 )	(.20 )	9.29	(7.06)	32.01		.01	.27	1.92
10/31/2021	10.40	.10	(.07 )	.03	(.22 )	(.01 )	(.23 )	10.20	.29	44.02		.02	.27	.97
10/31/2020	10.01	.16	.41	.57	(.18 )	—	(.18 )	10.40	5.76	44.03		.03	.30	1.59
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	74

Financial highlights (continued)
Tax-Exempt Preservation Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
4/30/2025[6,7]	$9.60	$.13	$(.05 )	$.08	$(.13 )	$9.55	.80%[8]	$325	.35%[9]	.35%[9]	.61%[9]	2.66%[9]
10/31/2024	9.22	.22	.38	.60	(.22 )	9.60	6.50	330.35		.35	.61	2.31
10/31/2023	9.26	.18	(.04 )	.14	(.18 )	9.22	1.45	369.34		.34	.58	1.86
10/31/2022	9.99	.09	(.71 )	(.62 )	(.11 )	9.26	(6.24)	459.34		.34	.61	.91
10/31/2021	10.03	.07	(.01 )	.06	(.10 )	9.99	.60	525.35		.35	.63	.70
10/31/2020	9.88	.13	.16	.29	(.14 )	10.03	2.98	426.37		.36	.66	1.27
Class C:
4/30/2025[6,7]	9.59	.09	(.05 )	.04	(.09 )	9.54	.44 [8]	9	1.05 [9]	1.05 [9]	1.31 [9]	1.95 [9]
10/31/2024	9.20	.15	.39	.54	(.15 )	9.59	5.85	10	1.04	1.04	1.30	1.59
10/31/2023	9.24	.11	(.04 )	.07	(.11 )	9.20	.73	16	1.04	1.04	1.28	1.15
10/31/2022	9.97	.02	(.71 )	(.69 )	(.04 )	9.24	(6.91)	25	1.04	1.04	1.31	.19
10/31/2021	10.01	— [10]	— [10]	— [10]	(.04 )	9.97	(.05 )	37	1.05	1.05	1.33	.01
10/31/2020	9.87	.06	.15	.21	(.07 )	10.01	2.16	39	1.07	1.06	1.36	.58
Class T:
4/30/2025[6,7]	9.61	.14	(.06 )	.08	(.14 )	9.55	.85 [8,11]	— [12]	.04 [9,11]	.04 [9,11]	.30 [9,11]	2.97 [9,11]
10/31/2024	9.22	.25	.39	.64	(.25 )	9.61	6.98 [11]	— [12]	.01 [11]	.01 [11]	.27 [11]	2.65 [11]
10/31/2023	9.26	.21	(.04 )	.17	(.21 )	9.22	1.79 [11]	— [12]	.01 [11]	.01 [11]	.25 [11]	2.20 [11]
10/31/2022	9.99	.12	(.71 )	(.59 )	(.14 )	9.26	(5.97)[11]	— [12]	.05 [11]	.05 [11]	.32 [11]	1.21 [11]
10/31/2021	10.03	.10	(.01 )	.09	(.13 )	9.99	.89 [11]	— [12]	.05 [11]	.05 [11]	.33 [11]	1.00 [11]
10/31/2020	9.88	.16	.16	.32	(.17 )	10.03	3.28 [11]	— [12]	.07 [11]	.07 [11]	.37 [11]	1.58 [11]
Class F-1:
4/30/2025[6,7]	9.62	.12	(.06 )	.06	(.12 )	9.56	.67 [8]	2	.38 [9]	.38 [9]	.64 [9]	2.62 [9]
10/31/2024	9.23	.22	.38	.60	(.21 )	9.62	6.56	2.39		.39	.65	2.27
10/31/2023	9.27	.17	(.04 )	.13	(.17 )	9.23	1.40	2.39		.39	.63	1.80
10/31/2022	10.00	.08	(.71 )	(.63 )	(.10 )	9.27	(6.30)	3.39		.39	.66	.79
10/31/2021	10.03	.07	(.01 )	.06	(.09 )	10.00	.65	7.40		.40	.68	.66
10/31/2020	9.88	.12	.17	.29	(.14 )	10.03	2.93	9.39		.39	.70	1.16
Class F-2:
4/30/2025[6,7]	9.60	.14	(.05 )	.09	(.14 )	9.55	.92 [8]	51	.10 [9]	.10 [9]	.36 [9]	2.88 [9]
10/31/2024	9.22	.24	.38	.62	(.24 )	9.60	6.76	54.11		.11	.37	2.55
10/31/2023	9.26	.20	(.04 )	.16	(.20 )	9.22	1.69	64.11		.11	.35	2.08
10/31/2022	9.99	.10	(.70 )	(.60 )	(.13 )	9.26	(6.04)	98.12		.12	.39	1.08
10/31/2021	10.03	.09	(.01 )	.08	(.12 )	9.99	.83	171.12		.12	.40	.92
10/31/2020	9.88	.15	.16	.31	(.16 )	10.03	3.21	112.13		.13	.43	1.47
Class F-3:
4/30/2025[6,7]	9.61	.14	(.06 )	.08	(.14 )	9.55	.86 [8]	5	.01 [9]	.01 [9]	.27 [9]	2.97 [9]
10/31/2024	9.22	.25	.39	.64	(.25 )	9.61	6.97	7.01		.01	.27	2.65
10/31/2023	9.26	.20	(.03 )	.17	(.21 )	9.22	1.80	7.01		.01	.25	2.16
10/31/2022	9.99	.11	(.70 )	(.59 )	(.14 )	9.26	(5.93)	15.01		.01	.28	1.14
10/31/2021	10.03	.10	(.01 )	.09	(.13 )	9.99	.93	42.02		.02	.30	1.01
10/31/2020	9.88	.15	.17	.32	(.17 )	10.03	3.32	19.04		.03	.33	1.54
Refer to the end of the table(s) for footnote(s).

75	American Funds Portfolio Series

Financial highlights (continued)

Portfolio turnover rate for all share classes[15]	Six months ended April 30, 2025[6,7,8]	Year ended October 31,
		2024	2023	2022	2021	2020
Global Growth Portfolio	4%	12%	9%	5%	5%	27%
Growth Portfolio	— [16]	16	1	2	5	30
Growth and Income Portfolio	1	10	2	7	18	13
Moderate Growth and Income Portfolio	2	4	9	2	11	17
Conservative Growth and Income Portfolio	1	16	4	4	30	23
Tax-Aware Conservative Growth and Income Portfolio	1	40	4	4	— [16]	14
Preservation Portfolio	5	6	9	20	17	1
Tax-Exempt Preservation Portfolio	10	34	5	20	5	7

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[6]	Based on operations for a period that is less than a full year.
[7]	Unaudited.
[8]	Not annualized.
[9]	Annualized.
[10]	Amount less than $.01.
[11]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[12]	Amount less than $1 million.
[13]	Amount less than .01%.
[14]	Class 529-F-2, 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[16]	Amount is either less than 1% or there is no turnover.
Refer to the notes to financial statements.

American Funds Portfolio Series	76

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

77	American Funds Portfolio Series

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.
The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

American Funds Portfolio Series	78

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

79	American Funds Portfolio Series

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Portfolio Series

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 07, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: July 07, 2025